UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2676

Fidelity School Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Intermediate Municipal Income Fund

September 30, 2017

LIM-QTLY-1117
1.807735.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 90.4%
	Principal Amount (000s)	Value (000s)
Alabama - 1.0%
Mobile County Board of School Commissioners Series 2016 B:
5% 3/1/29	$6,050	$7,091
5% 3/1/30	6,305	7,348
5% 3/1/31	6,320	7,320
5% 3/1/32	5,075	5,849
5% 3/1/33	7,380	8,464
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	7,575	7,635
Montgomery Med. Clinic Facilities:
5% 3/1/26	2,000	2,323
5% 3/1/27	4,030	4,609
5% 3/1/28	4,350	4,940
5% 3/1/29	3,570	4,032
5% 3/1/30	4,305	4,828

TOTAL ALABAMA		64,439

Alaska - 0.3%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/33	7,450	8,561
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/33	7,800	9,009

TOTAL ALASKA		17,570

Arizona - 3.3%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/17 (FSA Insured)	10,000	10,000
5% 10/1/18 (FSA Insured)	2,500	2,598
5.25% 10/1/20 (FSA Insured)	6,695	7,235
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	6,300	6,370
6% 1/1/27 (Pre-Refunded to 1/1/18 @ 100)	1,400	1,417
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	15,000	15,646
Glendale Gen. Oblig.:
Series 2015, 4% 7/1/21 (FSA Insured)	2,210	2,427
Series 2017:
5% 7/1/23 (b)	3,675	4,327
5% 7/1/25 (b)	3,345	4,043
5% 7/1/28 (b)	1,510	1,840
5% 7/1/32 (b)	3,000	3,570
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32 (Pre-Refunded to 12/1/17 @ 100)	1,360	1,369
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	8,000	9,574
5% 7/1/28	7,470	8,858
5% 7/1/29	8,140	9,602
Glendale Trans. Excise Tax Rev.:
5% 7/1/24 (FSA Insured)	1,820	2,179
5% 7/1/25 (FSA Insured)	2,125	2,577
5% 7/1/26 (FSA Insured)	3,670	4,412
Maricopa County Indl. Dev. Auth. Rev.:
Bonds:
Series B, 5%, tender 10/18/22 (a)(b)	14,800	17,162
Series C, 5%, tender 10/18/24 (a)(b)	9,000	10,700
Series 2016 A:
4% 1/1/24	6,500	7,357
5% 1/1/22	2,500	2,860
5% 1/1/23	5,000	5,844
5% 1/1/24	2,050	2,441
5% 1/1/25	7,785	9,399
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	800	812
6% 1/1/48 (c)	3,755	3,832
Maricopa County Mesa Unified School District # 4 Series 2016, 4% 7/1/18	2,100	2,149
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016, 5% 7/1/21	1,785	2,016
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,161
Series 2011 C, 5% 7/1/21	1,000	1,139
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/18	7,665	7,894
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 1.25%, tender 11/1/17 (a)(d)	31,680	31,678
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	2,150	2,373
5% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	2,000	2,275
Series 2012 A:
5% 7/1/22	500	581
5% 7/1/23	1,100	1,278

TOTAL ARIZONA		210,995

California - 6.3%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,845
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,160	2,578
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	8,845	9,256
Series B, 2.85%, tender 4/1/25 (a)	7,230	7,567
Series C, 2.1%, tender 4/1/22 (a)	6,750	6,912
1.5%, tender 10/1/17 (a)	6,800	6,800
California Dept. of Wtr. Resources Series AI:
5% 12/1/25	2,195	2,520
5% 12/1/29	4,865	5,558
California Econ. Recovery Series 2009 A:
5% 7/1/18 (Escrowed to Maturity)	1,030	1,061
5% 7/1/18 (Escrowed to Maturity)	3,480	3,586
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	50	50
Series 2016, 5% 9/1/29	2,835	3,443
5% 3/1/19 (Pre-Refunded to 3/1/18 @ 100)	1,470	1,495
5% 8/1/26	15,000	18,570
5% 8/1/29	7,175	8,702
5.25% 12/1/33	110	110
5.25% 4/1/34	30	30
5.5% 4/1/30	5	5
5.5% 8/1/30	10,000	10,365
6% 4/1/38	7,500	8,033
6% 11/1/39	35,800	39,323
California Health Facilities Fing. Auth. Rev.:
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	105
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,300	5,591
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	4,000	4,739
Series 2011 D, 5% 8/15/35	3,000	3,344
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.25%, tender 11/1/17 (a)(c)(d)	28,800	28,797
California Pub. Works Board Lease Rev.:
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24 (Pre-Refunded to 10/1/21 @ 100)	4,345	5,027
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17 (Escrowed to Maturity)	15,275	15,275
Series 2011 A:
5.25% 10/1/24	4,000	4,600
5.25% 10/1/25	4,000	4,593
Series 2012 A:
5% 4/1/21	7,000	7,897
5% 4/1/22	2,100	2,426
5% 4/1/23	5,000	5,765
Series 2012 G:
5% 11/1/23	1,000	1,172
5% 11/1/24	1,000	1,169
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/20	3,250	3,636
5% 12/1/21	2,500	2,870
Series 2010 A, 5.75% 3/1/30 (Pre-Refunded to 3/1/20 @ 100)	4,100	4,560
California Statewide Cmntys. Dev. Auth. Series 2016, 5% 5/15/18	1,000	1,025
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	666
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Pre-Refunded to 7/1/18 @ 100)	1,815	1,870
5% 7/1/22 (Pre-Refunded to 7/1/18 @ 100)	3,155	3,250
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29	5,000	5,793
Series 2017 A1:
5% 6/1/25	4,000	4,751
5% 6/1/26	1,000	1,192
Series A, 0% 6/1/24 (AMBAC Insured)	6,015	5,237
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	4,000	4,366
Series 2010 C, 5.25% 8/1/39 (Pre-Refunded to 8/1/20 @ 100)	3,700	4,130
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,429
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A, 5% 7/1/29	10,000	11,887
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	1,780	1,920
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,135
5% 7/1/23	3,800	4,305
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,266
5% 7/1/20	2,000	2,132
5% 7/1/21	1,500	1,599
5% 7/1/22	2,250	2,397
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34 (Pre-Refunded to 1/15/19 @ 100)	1,485	1,580
Oakland Unified School District Alameda County:
Series 2013, 6.25% 8/1/28 (Pre-Refunded to 8/1/21 @ 100)	1,860	2,216
Series 2015 A:
5% 8/1/26 (FSA Insured)	3,500	4,286
5% 8/1/28	1,000	1,208
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,754
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (d)	5,000	5,740
Poway Unified School District Pub. Fing.:
5% 9/1/25	1,160	1,369
5% 9/1/28	1,600	1,835
5% 9/1/32	1,685	1,889
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,115	2,342
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	776
5.25% 7/1/21	700	800
San Bernardino Cmnty. College District Series A, 6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	3,500	3,660
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	8,465	9,062
5.25% 8/1/26	2,200	2,344
5.5% 8/1/20	2,000	2,157
Series 2009 B, 5% 8/1/18	7,355	7,595
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	10,307
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5% 5/15/22 (Pre-Refunded to 5/15/19 @ 100)	2,000	2,131
San Diego Unified School District Series 2008 C, 0% 7/1/34	2,600	1,498
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,925
0% 8/1/37	2,000	952
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,832
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (Pre-Refunded to 8/1/18 @ 100)	10,600	11,014
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,261
Univ. of California Revs. Series 2016, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	1,055	1,127
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,500	4,187
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	9,109

TOTAL CALIFORNIA		400,681

Colorado - 0.7%
Colorado Health Facilities Auth. (Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	6,500	7,209
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	10,237
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	7,585	8,469
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	7,295	8,223
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,770	1,753
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,905	4,707
Series 2010 A:
0% 9/1/35	2,000	984
0% 9/1/37	3,000	1,342
0% 9/1/38	3,760	1,603

TOTAL COLORADO		44,527

Connecticut - 0.5%
Connecticut Gen. Oblig.:
Series 2009 B, 5% 3/1/18	4,965	5,045
Series 2012 E, 5% 9/15/23	3,000	3,451
Series 2016 A:
4% 3/15/18	21,100	21,378
5% 3/15/26	3,030	3,558

TOTAL CONNECTICUT		33,432

Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/22	3,000	3,433
5% 1/1/24	1,270	1,506
5% 1/1/25	2,750	3,250

TOTAL DELAWARE, NEW JERSEY		8,189

District Of Columbia - 0.6%
District of Columbia Rev. Series A, 5% 6/1/40	6,700	7,218
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41 (Pre-Refunded to 10/1/17 @ 100)	7,900	7,900
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2017 A:
5% 10/1/29 (d)	5,605	6,749
5% 10/1/31 (d)	2,405	2,863
5% 10/1/34 (d)	2,000	2,345
5% 10/1/36 (d)	1,875	2,183
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/34	8,230	9,842

TOTAL DISTRICT OF COLUMBIA		39,100

Florida - 12.9%
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	3,300	3,847
5% 7/1/30	7,455	8,620
Series 2015 C, 5% 7/1/24	3,000	3,580
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/23	3,100	3,609
Series A:
5% 10/1/29 (d)	4,210	4,873
5% 10/1/31 (d)	3,000	3,440
5% 10/1/32 (d)	4,000	4,565
Broward County School Board Ctfs. of Prtn.:
Series 2012 A:
5% 7/1/21	5,380	6,095
5% 7/1/22	5,000	5,793
5% 7/1/25	5,635	6,424
5% 7/1/26	24,585	27,978
Series 2015 A:
5% 7/1/26	11,500	13,918
5% 7/1/27	9,165	11,019
5% 7/1/28	4,000	4,781
Series 2015 B:
5% 7/1/25	2,160	2,633
5% 7/1/26	11,670	14,123
5% 7/1/27	7,900	9,498
5% 7/1/28	13,510	16,147
Series 2016, 5% 7/1/32	2,500	2,979
Citizens Property Ins. Corp.:
Series 2011 A1, 5% 6/1/18	2,000	2,051
Series 2012 A1:
5% 6/1/18	2,800	2,872
5% 6/1/21	2,710	3,045
5% 6/1/22	2,160	2,478
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,492
5% 12/1/23 (Pre-Refunded to 12/1/21 @ 100)	2,245	2,581
5% 12/1/24 (Pre-Refunded to 12/1/21 @ 100)	2,365	2,719
Duval County School Board Ctfs. of Prtn. Series 2015 B:
5% 7/1/27	4,385	5,183
5% 7/1/28	1,000	1,175
5% 7/1/30	6,630	7,704
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 D, 5% 6/1/21	2,780	2,987
Series 2011 C:
5% 6/1/20	12,380	13,670
5% 6/1/22	10,000	11,349
Series 2011 E, 5% 6/1/24	5,000	5,671
Series A, 5.5% 6/1/38 (Pre-Refunded to 6/1/18 @ 101)	1,800	1,871
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	3,600	4,229
5% 10/1/28	5,000	5,826
5% 10/1/29	2,725	3,154
5% 10/1/30	2,475	2,847
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,830	2,188
5% 10/1/31	2,000	2,379
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	12,300	14,058
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,293
Series 2015 B:
5% 10/1/24	1,000	1,202
5% 10/1/27	1,500	1,794
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A:
5% 10/1/28 (b)(d)	3,480	4,204
5% 10/1/30 (b)(d)	2,030	2,423
Halifax Hosp. Med. Ctr. Rev.:
5% 6/1/28	1,280	1,481
5% 6/1/35	2,500	2,789
5% 6/1/46	2,340	2,544
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 I:
5% 11/15/17	2,600	2,612
5% 11/15/18	2,000	2,085
Series 2008 B, 6% 11/15/37 (a)	12,000	13,221
Hillsborough Co. Sldwst and Resource Receivables Series 2016 A:
5% 9/1/20 (d)	1,360	1,493
5% 9/1/21 (d)	1,300	1,462
5% 9/1/22 (d)	1,650	1,890
5% 9/1/23 (d)	2,000	2,327
5% 9/1/24 (d)	2,200	2,588
5% 9/1/25 (d)	2,215	2,631
5% 9/1/26 (d)	2,265	2,713
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	4,090
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,670	3,188
5% 7/1/25	2,000	2,409
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	1,993
5% 9/1/22	2,270	2,438
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,669
5% 10/1/23	5,320	6,094
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	1,888
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/25 (FSA Insured)	1,000	1,179
5% 6/1/26 (FSA Insured)	1,800	2,105
5% 6/1/28 (FSA Insured)	500	574
Manatee County School District Series 2017, 5% 10/1/25 (FSA Insured)	2,000	2,412
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	5,211
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	11,184
Series 2010, 5% 10/1/22	3,060	3,382
Series 2012 A:
5% 10/1/22 (d)	3,000	3,460
5% 10/1/24 (d)	10,000	11,389
5% 10/1/24	2,165	2,489
Series 2014 A:
5% 10/1/27 (d)	1,325	1,544
5% 10/1/29 (d)	2,805	3,256
5% 10/1/33 (d)	5,600	6,366
5% 10/1/37	7,400	8,387
Series 2015 A, 5% 10/1/35 (d)	2,500	2,820
Series 2016 A:
5% 10/1/30	2,500	2,976
5% 10/1/31	1,000	1,183
Series 2017 B, 5% 10/1/20 (d)	3,685	4,069
Miami-Dade County Cap. Asset Acquisition:
Series 2012 A, 5% 10/1/25	2,250	2,609
Series 2016:
5% 10/1/28	5,545	6,670
5% 10/1/29	4,105	4,902
5% 10/1/30	7,430	8,826
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	8,200	8,879
Series 2014 A, 5% 7/1/44	2,900	3,220
Series A:
5% 7/1/31	1,500	1,775
5% 7/1/32	3,980	4,682
5% 7/1/33	3,300	3,862
5% 7/1/34	1,000	1,165
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/23	4,075	4,861
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	7,879
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/24	11,680	13,897
5% 11/1/25	12,235	14,460
5% 11/1/26	7,950	9,316
Series 2015 A, 5% 5/1/27 (FSA Insured)	4,220	4,982
Series 2015 B, 5% 5/1/28	13,690	16,008
Series 2015 D:
5% 2/1/29	4,050	4,757
5% 2/1/30	6,500	7,598
Series 2016 A:
5% 8/1/27	7,560	9,049
5% 5/1/31	19,770	23,033
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/21	1,275	1,447
5% 7/1/42	1,675	1,872
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	8,332
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	2,210	2,284
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	5,425	5,677
5.75% 10/1/43	535	552
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	1,315	1,376
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	4,870
Series 2012 A, 5% 10/1/42	12,650	13,941
Series 2012 B, 5% 10/1/42	5,200	5,731
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,130
Orange County School Board Ctfs. of Prtn.:
Series 2012 B, 5% 8/1/26 (Pre-Refunded to 8/1/22 @ 100)	4,000	4,670
Series 2015 C, 5% 8/1/29	7,000	8,286
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,198
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,616
5% 10/1/20	3,500	3,894
Series 2012 A:
5% 10/1/23	1,700	2,025
5% 10/1/25	900	1,099
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23	340	391
5% 12/1/24	680	792
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B, 5% 8/1/25	3,200	3,877
Series 2015 B:
5% 8/1/25	1,625	1,969
5% 8/1/27	8,285	9,912
5% 8/1/28	5,485	6,519
Series 2015 D:
5% 8/1/26	24,065	28,981
5% 8/1/27	10,910	13,052
5% 8/1/28	3,730	4,433
5% 8/1/26	10,460	12,597
Palm Beach County Solid Waste Auth. Rev.:
Series 2009:
5.25% 10/1/18	12,055	12,555
5.25% 10/1/18 (Escrowed to Maturity)	2,945	3,069
Series 2011, 5% 10/1/24	8,600	9,795
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (a)	5,775	5,892
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A:
5% 7/1/25	2,000	2,288
5% 7/1/27	4,255	4,840
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/23	2,000	2,348
5% 7/1/24	1,750	2,082
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015, 5% 10/1/30	4,000	4,724
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,850
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/19	530	567
5% 12/1/20	100	110
5% 12/1/21	800	898
Series 2015 A, 5% 12/1/40	1,800	1,955
Tampa Bay Wtr. Util. Sys. Rev. Series 2005, 5.5% 10/1/22 (FGIC Insured)	2,405	2,870
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,614
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (d)	5,965	5,965
5% 10/1/18 (FSA Insured) (d)	10,515	10,905
5% 10/1/19 (FSA Insured) (d)	5,965	6,383
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,138
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A, 5% 8/1/32 (Build America Mutual Assurance Insured)	5,000	5,752

TOTAL FLORIDA		818,511

Georgia - 1.9%
Atlanta Arpt. Rev. Series 2014 C, 5% 1/1/18(d)	1,600	1,616
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/27	1,000	1,212
5% 11/1/29	2,500	2,998
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	6,568
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	6,377
6.125% 9/1/40	10,795	11,750
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,700
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/18	6,000	6,259
5% 11/1/19	3,000	3,232
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Prerefunded Proj.) Series 2008 D, 5.75% 1/1/19 (Pre-Refunded to 7/1/18 @ 100)	8,510	8,808
(Proj. One) Series 2008 A:
5.25% 1/1/18	7,500	7,570
5.25% 1/1/20	1,625	1,763
(Unrefunded Balance Proj.) Series 2008, 5.75% 1/1/19	2,990	3,095
Series 2005 V, 6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100	101
Series 2011 A, 5% 1/1/21	9,225	10,213
Series GG:
5% 1/1/24	3,625	4,098
5% 1/1/25	1,250	1,410
5% 1/1/26	5,000	5,613
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U, 5% 10/1/24	1,400	1,662
Series Q, 5% 10/1/22	2,000	2,310
Series S:
5% 10/1/22	1,275	1,472
5% 10/1/24	2,425	2,793
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	11,600	12,442
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (a)	6,785	6,837
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36 (Pre-Refunded to 1/1/19 @ 100)	11,000	11,611

TOTAL GEORGIA		123,510

Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Series 2015 A, 5% 7/1/45 (d)	4,060	4,566
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	3,753
Honolulu City & County Gen. Oblig. Series 2017 D:
5% 9/1/22	4,000	4,667
5% 9/1/26	3,200	3,951

TOTAL HAWAII		16,937

Idaho - 0.4%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	2,850
6.75% 11/1/37	2,600	2,748
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,600	1,697
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2017 A:
5% 7/15/20 (b)	2,040	2,246
5% 7/15/21 (b)	3,045	3,445
5% 7/15/22 (b)	3,385	3,912
5% 7/15/23 (b)	1,620	1,906
5% 7/15/24 (b)	1,295	1,550
5% 7/15/25 (b)	1,295	1,566
5% 7/15/27 (b)	3,235	3,974

TOTAL IDAHO		25,894

Illinois - 13.9%
Chicago Board of Ed.:
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,636
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,726
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,165
5% 12/1/21 (Assured Guaranty Corp. Insured)	5,200	5,379
Series 2010 F:
5% 12/1/20	1,060	1,085
5% 12/1/31	20,215	20,072
Series 2011 A:
5% 12/1/41	2,135	2,105
5.5% 12/1/39	5,900	5,950
Series 2012 A, 5% 12/1/42	1,935	1,913
Series 2015 C, 5.25% 12/1/39	1,500	1,482
Series 2016 B, 6.5% 12/1/46	700	796
Series 2017 A, 7% 12/1/46 (c)	2,400	2,878
Chicago Gen. Oblig. (City Colleges Proj.) Series 1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	16,407
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/32 (d)	6,500	7,318
Series 2014 B:
5% 1/1/19	350	367
5% 1/1/22	1,000	1,136
5% 1/1/24	3,330	3,905
Series 2016 A:
5% 1/1/29 (d)	2,220	2,526
5% 1/1/30 (d)	3,390	3,845
5% 1/1/31 (d)	2,500	2,818
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D:
5.25% 1/1/18 (d)	750	758
5.25% 1/1/19 (d)	5,125	5,376
Series 2011 B, 5% 1/1/20	4,430	4,802
Series 2011 C, 6.5% 1/1/41 (Pre-Refunded to 1/1/21 @ 100)	14,475	16,924
Series 2012 A, 5% 1/1/22	1,750	2,002
Series 2012 B, 5% 1/1/22 (d)	7,000	7,923
Series 2016 C:
5% 1/1/22	2,220	2,539
5% 1/1/23	1,400	1,632
5% 1/1/24	1,500	1,779
5% 1/1/25	2,250	2,701
5% 1/1/26	2,000	2,427
5% 1/1/33	2,375	2,763
5% 1/1/34	2,750	3,179
Series 2017 D:
5% 1/1/27 (d)	2,125	2,547
5% 1/1/28 (d)	475	563
5% 1/1/31 (d)	2,935	3,403
5% 1/1/33 (d)	1,500	1,721
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Pre-Refunded to 6/1/18 @ 100)	1,700	1,749
Series 2017:
5% 6/1/22	1,735	1,962
5% 6/1/23	1,565	1,799
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,300	1,452
Chicago Wtr. Rev. Series 2008:
5.25% 11/1/33 (FSA Insured)	4,450	4,630
5.25% 11/1/33 (Pre-Refunded to 11/1/18 @ 100)	750	783
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,091
5% 12/15/24	1,350	1,467
Series 2012 C, 5% 12/15/25	2,120	2,289
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/24	17,925	19,489
Series 2010 G, 5% 11/15/25	2,940	3,166
Series 2011 A, 5.25% 11/15/24	1,500	1,672
Series 2012 C:
5% 11/15/22	2,060	2,339
5% 11/15/23	4,980	5,620
5% 11/15/24	18,655	20,920
5% 11/15/25 (FSA Insured)	520	585
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,736
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,698
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,734
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	25,906
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	2,615	2,768
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/22	1,380	1,562
5% 8/1/24	1,525	1,765
(Centegra Health Sys. Proj.) Series 2014 A, 5% 9/1/34	600	644
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,544
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	6,840	7,069
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	8,606
5% 5/15/19	3,940	4,161
(Presence Health Proj.) Series 2016 C, 5% 2/15/26	2,665	3,089
(Provena Health Proj.) Series 2010 A:
6% 5/1/20 (Escrowed to Maturity)	2,060	2,313
6.25% 5/1/21 (Pre-Refunded to 5/1/20 @ 100)	6,395	7,221
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	870	942
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	2,000	2,220
(Silver Cross Health Sys. Proj.) Series 2015 C, 5% 8/15/27	900	1,024
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,485	1,521
Bonds (Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	1,940	1,956
Series 2008 A, 5.625% 1/1/37 (Pre-Refunded to 1/1/18 @ 100)	21,070	21,312
Series 2008 D, 6.25% 11/1/28 (Pre-Refunded to 11/1/18 @ 100)	3,135	3,310
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	5,865	6,254
Series 2009:
5% 8/15/23	3,125	3,432
5% 8/15/23 (Pre-Refunded to 8/15/20 @ 100)	1,575	1,737
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	12,915	14,321
Series 2010 A:
5.5% 8/15/24 (Pre-Refunded to 2/15/20 @ 100)	2,145	2,364
5.75% 8/15/29 (Pre-Refunded to 2/15/20 @ 100)	1,440	1,595
Series 2012 A, 5% 5/15/23	1,480	1,667
Series 2012:
5% 9/1/32	8,100	8,636
5% 9/1/38	10,910	11,431
5% 11/15/43	3,265	3,483
Series 2013:
5% 11/15/26	2,675	3,002
5% 11/15/29	805	894
5% 5/15/43	7,800	8,271
Series 2015 A:
5% 11/15/21	400	454
5% 11/15/27	1,045	1,211
5% 11/15/28	1,250	1,437
5% 11/15/29	1,885	2,152
5% 11/15/32	3,475	3,900
5% 11/15/45	2,090	2,280
Series 2015 C:
5% 8/15/35	6,100	6,645
5% 8/15/44	29,100	31,147
Series 2016 A:
5% 2/15/24	1,500	1,738
5% 2/15/25	1,000	1,169
5% 2/15/26	1,500	1,763
5% 7/1/30	2,620	2,980
5% 8/15/33	3,300	3,616
5% 7/1/34	1,700	1,910
5% 7/1/36	3,175	3,559
Series 2016 C:
3.75% 2/15/34	1,160	1,147
4% 2/15/36	5,130	5,255
4% 2/15/41	4,880	4,948
5% 2/15/24	580	663
5% 2/15/31	1,700	1,925
5% 2/15/32	10,540	11,919
5% 2/15/33	5,000	5,624
5% 2/15/41	10,915	12,056
Series 2016:
5% 5/15/28	2,450	2,832
5% 5/15/29	1,370	1,572
Series 2017 A, 5% 8/1/47	770	832
Series 2017:
5% 7/1/29	5,180	6,252
5% 1/1/30	5,000	6,008
5% 7/1/31	8,885	10,579
5% 11/15/26	3,025	3,517
Illinois Gen. Oblig.:
Series 2006, 5% 1/1/19	3,200	3,315
Series 2010, 5% 1/1/21 (FSA Insured)	12,000	12,732
Series 2012 A:
4% 1/1/23	2,195	2,280
5% 1/1/33	3,600	3,726
Series 2012:
5% 8/1/19	4,475	4,706
5% 3/1/20	3,280	3,475
5% 3/1/21	2,750	2,959
5% 8/1/21	1,600	1,734
5% 3/1/22	5,000	5,430
5% 8/1/22	6,600	7,201
5% 8/1/23	3,410	3,755
Series 2013, 5.5% 7/1/38	4,000	4,316
Series 2014:
5% 4/1/23	7,620	8,362
5% 2/1/27	2,665	2,860
5% 4/1/28	2,130	2,285
5% 5/1/28	935	1,003
5% 5/1/32	2,500	2,640
5% 5/1/33	6,600	6,943
5.25% 2/1/31	10,500	11,367
Series 2016:
5% 11/1/20	4,070	4,368
5% 1/1/22	7,705	8,353
5% 2/1/23	1,575	1,727
5% 6/1/25	7,845	8,629
5% 6/1/26	1,065	1,173
5% 2/1/27	7,630	8,412
5% 2/1/28	6,145	6,760
5% 2/1/29	5,770	6,319
5% 2/1/26	2,260	2,439
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/28	10,000	11,667
5% 2/1/31	3,570	4,094
Illinois Reg'l. Trans. Auth.:
Series 2014 A, 4% 6/1/18	1,305	1,330
Series 2017 A:
5% 7/1/20	2,500	2,749
5% 7/1/21	2,450	2,762
Illinois Sales Tax Rev. Series 2016 A, 4% 6/15/32	1,750	1,849
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A, 5% 1/1/40	12,700	14,331
Series 2016 A, 5% 12/1/31	1,785	2,077
Series 2016 B, 5% 1/1/41	20,000	22,726
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	6,312
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/18 (AMBAC Insured)	3,960	3,867
0% 12/1/18 (Escrowed to Maturity)	595	588
5% 1/1/26	8,920	10,395
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,927
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	8,040	6,834
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	7,420	6,328
0% 1/15/25	7,735	6,358
0% 1/15/26	5,815	4,604
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/24	2,300	2,705
5% 2/1/27	6,000	7,038
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,645	2,485
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,154
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	6,299
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	5,370
0% 6/15/44 (FSA Insured)	37,400	12,105
0% 6/15/47 (FSA Insured)	3,985	1,126
Series 2012 B, 0% 12/15/51	48,500	7,261
Series 2002 A:
0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	3,547
0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	29,205	15,350
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,855	3,908
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17 (Escrowed to Maturity)	580	580
5% 10/1/19 (Pre-Refunded to 10/1/17 @ 100)	845	845
5% 10/1/19 (Pre-Refunded to 10/1/17 @ 100)	630	630
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	2,670	2,857
Series 2013:
6% 10/1/42	3,900	4,455
6.25% 10/1/38	3,900	4,535
Will County Cmnty. Unit School District #365-U 0% 11/1/17 (FSA Insured)	1,300	1,299

TOTAL ILLINOIS		880,455

Indiana - 2.8%
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	6,830
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Pre-Refunded to 1/15/20 @ 100)	11,380	12,773
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,385
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/25	3,110	3,622
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5% 12/1/17	855	861
Series 2012:
5% 3/1/22	1,000	1,137
5% 3/1/23	1,500	1,694
5% 3/1/30	1,050	1,149
5% 3/1/41	5,310	5,714
Series 2015, 5% 3/1/36	8,300	9,203
Series 2016:
5% 9/1/25	1,000	1,177
5% 9/1/26	1,000	1,182
5% 9/1/29	500	586
5% 9/1/36	2,150	2,416
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/25	2,165	2,508
Series 2015 A:
5% 10/1/26	2,475	2,966
5% 10/1/28	1,180	1,404
Series 2011 A, 5.25% 10/1/24	4,025	4,610
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2012 A:
5% 1/1/24	1,000	1,145
5% 1/1/25	1,000	1,140
5% 1/1/26	2,745	3,129
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 12/1/17 (AMBAC Insured)	1,470	1,468
0% 6/1/18 (AMBAC Insured)	1,740	1,728
Indianapolis Thermal Energy Sys.:
Series 2010 B:
5% 10/1/20	8,310	9,179
5% 10/1/21	5,500	6,234
Series 2016 A:
5% 10/1/24	10,900	12,830
5% 10/1/25	11,740	13,911
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,455	1,600
5% 7/15/22	1,000	1,152
5% 7/15/23	2,700	3,131
5% 7/15/24	4,185	4,834
5% 7/15/25	4,330	4,983
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	7,385	8,281
Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (a)(d)	31,910	36,626

TOTAL INDIANA		175,588

Kansas - 0.3%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	307
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20 (Pre-Refunded to 5/15/19 @ 100)	1,110	1,180
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,077
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17 (Escrowed to Maturity)	5,000	5,024
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,025	1,176
5% 9/1/24	4,415	5,063
Series 2012 B, 5% 9/1/24	1,500	1,720
Series 2016 A:
5% 9/1/30	1,000	1,170
5% 9/1/32	1,150	1,333

TOTAL KANSAS		18,050

Kentucky - 2.3%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/25	825	965
5% 1/1/26	600	707
5% 1/1/29	1,600	1,865
5% 1/1/30	1,675	1,945
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/25	1,775	2,028
5% 6/1/26	1,870	2,139
5% 6/1/27	1,965	2,235
5% 6/1/28	2,065	2,334
5% 6/1/29	2,170	2,438
5% 6/1/30	2,280	2,547
Kentucky State Property & Buildings Commission Rev.:
( Kentucky St Proj.) Series D, 5% 5/1/21	1,905	2,129
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,865	4,463
(Kentucky St Proj.):
Series D, 5% 5/1/26	1,215	1,435
Series D:
5% 5/1/27	1,000	1,186
5% 5/1/28	1,000	1,176
(Proj. No. 112) Series 2016 B, 5% 11/1/27	9,880	11,586
Series 2008:
5.75% 11/1/23 (Pre-Refunded to 11/1/18 @ 100)	10,605	11,139
5.75% 11/1/23 (Pre-Refunded to 11/1/18 @ 100)	1,395	1,466
Series 2016 A:
5% 2/1/29	5,720	6,603
5% 2/1/30	5,840	6,709
5% 2/1/32	2,295	2,606
5% 2/1/33	2,850	3,220
Series 2016, 3% 11/1/17	2,470	2,474
Louisville & Jefferson County:
Series 2013 A:
5.5% 10/1/33	2,500	2,905
5.75% 10/1/38	6,430	7,466
Series 2016 A:
5% 10/1/29	18,110	21,196
5% 10/1/32	3,325	3,826
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	23,325	23,725
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2003 A, 1.5%, tender 4/1/19 (a)	12,605	12,648

TOTAL KENTUCKY		147,161

Louisiana - 0.7%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/18	4,000	4,101
Louisiana Gen. Oblig.:
Series 2015, 5% 5/1/18	1,635	1,673
Series 2016 B, 5% 8/1/28	6,360	7,623
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,700	1,866
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/22	1,300	1,505
5% 12/15/23	3,000	3,534
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,125	2,447
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/24 (d)	2,500	2,927
5% 1/1/25 (d)	3,000	3,549
5% 1/1/27 (d)	2,250	2,640
Series 2017 B:
5% 1/1/29 (d)	400	476
5% 1/1/31 (d)	750	881
5% 1/1/36 (d)	650	747
5% 1/1/37 (d)	500	573
Series 2017 D2:
5% 1/1/26 (b)(d)	750	883
5% 1/1/29 (b)(d)	500	587
5% 1/1/30 (b)(d)	210	246
5% 1/1/32 (b)(d)	500	579
5% 1/1/35 (b)(d)	1,150	1,313
5% 1/1/38 (b)(d)	585	662
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	3,200	3,524
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/18	2,350	2,406

TOTAL LOUISIANA		44,742

Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. (Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	3,395	3,504
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2008 D, 5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	1,270	1,314
Series 2016 A:
4% 7/1/41	2,000	1,764
4% 7/1/46	2,600	2,227
5% 7/1/41	885	922
5% 7/1/46	565	586
Series 2017 D:
5.75% 7/1/38	665	687
5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	2,265	2,344
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/25	2,295	2,798
5% 7/1/27	2,000	2,401

TOTAL MAINE		18,547

Maryland - 2.7%
Baltimore Proj. Rev.:
Series 2017 C:
5% 7/1/28	3,570	4,352
5% 7/1/31	6,775	8,116
5% 7/1/33	6,835	8,095
Series 2017 D, 5% 7/1/33	5,800	6,869
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/30 (d)	1,250	1,449
5% 3/31/51 (d)	2,300	2,564
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,279
Maryland Gen. Oblig. Series 2017 B, 5% 8/1/25	57,700	71,029
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38 (Pre-Refunded to 7/1/20 @ 100)	7,755	8,711
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5% 7/1/18	2,500	2,572
Series 2010, 5.125% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	3,600	3,854
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18 (Escrowed to Maturity)	300	303
Bonds:
Series 2012 C, 1 month U.S. LIBOR + 0.830% 1.659%, tender 10/2/17 (a)(e)	14,530	14,533
Series 2013 A:
1 month U.S. LIBOR + 0.580% 1.409%, tender 10/2/17 (a)(e)	5,015	5,017
1 month U.S. LIBOR + 0.600% 1.429%, tender 10/2/17 (a)(e)	8,400	8,403
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	2,400	2,688
Series 2013 A:
5% 7/1/24	1,245	1,424
5% 7/1/25	1,060	1,204
Series 2015:
5% 7/1/27	1,000	1,136
5% 7/1/28	1,300	1,468
5% 7/1/29	2,200	2,474
5% 7/1/31	1,000	1,114
Series 2016 A:
4% 7/1/42	1,450	1,454
5% 7/1/33	2,250	2,508
5% 7/1/34	1,650	1,831
5% 7/1/35	625	692
5% 7/1/36	1,750	1,930

TOTAL MARYLAND		170,069

Massachusetts - 1.4%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20 (Pre-Refunded to 5/15/19 @ 100)	2,570	2,734
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2015 A:
5% 7/1/40	1,585	1,821
5% 7/1/45	1,580	1,803
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	1,840	1,965
Series 2013 A, 6.25% 11/15/28 (c)	5,000	5,721
Series 2015 D, 5% 7/1/44	4,855	5,263
Series 2016 A, 5% 7/15/22	2,230	2,605
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	13,865	15,454
Series 2011 A, 5% 4/1/23 (Pre-Refunded to 4/1/21 @ 100)	10,000	11,315
Series 2016 B, 5% 7/1/22	3,040	3,536
Series C, 5% 4/1/23	17,965	21,228
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33 (Pre-Refunded to 7/1/18 @ 100)	2,000	2,061
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,034
5% 7/1/21	4,700	5,034

TOTAL MASSACHUSETTS		88,574

Michigan - 2.9%
Clarkston Cmnty. Schools 5% 5/1/22	2,885	3,320
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Pre-Refunded to 7/1/18 @ 100)	1,900	1,967
Series 2006 D, 3 month U.S. LIBOR + 0.600% 1.47% 7/1/32 (a)(e)	5,520	5,018
Grand Rapids Pub. Schools:
Series 2016:
5% 5/1/30 (FSA Insured)	3,500	4,101
5% 5/1/31 (FSA Insured)	5,000	5,825
5% 5/1/32 (FSA Insured)	750	869
5% 5/1/33 (FSA Insured)	3,120	3,591
5% 5/1/27 (FSA Insured)	1,350	1,645
5% 5/1/29 (FSA Insured)	1,945	2,335
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/27	3,375	3,954
5% 5/15/28	2,550	2,966
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,007
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,109
5% 11/15/21	650	740
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 10/15/34	17,205	20,163
5% 4/15/35	2,800	3,269
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/21 (Escrowed to Maturity)	1,540	1,745
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	2,300	2,668
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	4,930	5,718
Series 2012:
5% 11/15/36	7,100	7,965
5% 11/15/42	1,560	1,734
Series 2013:
5% 8/15/28	5,585	6,359
5% 8/15/29	2,000	2,268
Series 2015 D1:
5% 7/1/27	425	492
5% 7/1/29	1,000	1,144
5% 7/1/31	1,200	1,361
5% 7/1/32	1,000	1,129
5% 7/1/33	850	955
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	1,810	1,863
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	6,200	6,366
Series 1999:
0.95%, tender 2/1/18 (a)	195	195
0.95%, tender 2/1/18 (a)	5,810	5,808
Series 2008 A1, 6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	4,365	4,639
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	955	1,015
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	180	191
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds:
Series 2008 ET2, 1.45%, tender 9/1/21 (a)	10,000	9,880
Series CC, 1.45%, tender 9/1/21 (a)	1,165	1,151
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	11,012
Portage Pub. Schools Series 2016:
5% 11/1/27	1,250	1,505
5% 11/1/29	3,170	3,773
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/22	1,000	1,153
5% 9/1/24	2,000	2,355
Warren Consolidated School District Series 2016:
5% 5/1/30	4,545	5,288
5% 5/1/31	4,800	5,553
5% 5/1/32	5,100	5,870
Wayne County Arpt. Auth. Rev.:
Series 2017 A:
5% 12/1/29 (b)	250	300
5% 12/1/30 (b)	390	466
5% 12/1/31 (b)	400	476
5% 12/1/36 (b)	550	638
Series 2017 B:
5% 12/1/29 (b)(d)	705	829
5% 12/1/30 (b)(d)	500	586
5% 12/1/31 (b)(d)	540	630
5% 12/1/33 (b)(d)	385	444
5% 12/1/36 (b)(d)	835	950
Series 2017 C:
5% 12/1/22 (b)	2,000	2,331
5% 12/1/23 (b)	2,250	2,662
5% 12/1/24 (b)	2,375	2,843
5% 12/1/25 (b)	2,000	2,417
5% 12/1/26 (b)	1,500	1,826
5% 12/1/27 (b)	1,505	1,845

TOTAL MICHIGAN		185,277

Minnesota - 0.4%
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/26	2,000	2,327
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,513
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,103
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,311
5% 1/1/20	4,500	4,872
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40 (Pre-Refunded to 11/15/25 @ 100)	1,450	1,784
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/18 (Escrowed to Maturity)	1,400	1,446

TOTAL MINNESOTA		25,356

Mississippi - 0.0%
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 1.55%, tender 1/9/18 (a)(c)	1,800	1,799
Missouri - 0.4%
Cape Girardeau County Indl. Dev. Auth.:
( Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/27	1,000	1,155
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/36	1,250	1,376
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	560	588
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	370	371
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
4% 2/1/40	700	710
5% 2/1/30	2,465	2,851
5% 2/1/32	2,725	3,119
5% 2/1/36	2,210	2,492
5% 2/1/45	3,600	3,998
Missouri Health & Edl. Facilities Rev. Series 2016:
5% 5/15/29	1,000	1,173
5% 5/15/30	1,000	1,167
5% 5/15/31	1,000	1,158
5% 5/15/36	3,000	3,377

TOTAL MISSOURI		23,535

Montana - 0.2%
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/21	1,250	1,391
5% 2/15/22	1,300	1,469
5% 2/15/23	2,050	2,354
5% 2/15/24	2,140	2,486
5% 2/15/25	2,000	2,343
5% 2/15/26	3,195	3,771

TOTAL MONTANA		13,814

Nebraska - 0.3%
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/25 (Pre-Refunded to 1/1/18 @ 100)	1,600	1,616
Series 2014, 4% 7/1/18	4,000	4,090
Series 2016 B:
5% 1/1/31	4,000	4,731
5% 1/1/34	4,360	5,086
5% 1/1/36	5,290	6,129

TOTAL NEBRASKA		21,652

Nevada - 0.9%
Clark County Arpt. Rev. Series 2017 C, 5% 7/1/21 (d)	4,360	4,914
Clark County Poll. Cont. Rev. Bonds Series 2010, 1.875%, tender 4/1/20 (a)	12,000	12,080
Clark County School District:
Series 2016 A:
5% 6/15/21	2,650	2,988
5% 6/15/23	2,315	2,719
Series 2016 E, 5% 6/15/25	2,540	3,065
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2012 B:
5% 6/1/22	1,000	1,160
5% 6/1/23	2,000	2,314
5% 6/1/24	2,000	2,313
5% 6/1/25	1,050	1,214
Series 2016 A:
3% 6/1/18	1,825	1,849
5% 6/1/32	2,900	3,456
5% 6/1/33	5,000	5,929
5% 6/1/34	5,300	6,254
Series 2016 B, 3% 6/1/18	1,600	1,621
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,395	1,588
Series 2013 D1, 5% 3/1/25	2,825	3,321

TOTAL NEVADA		56,785

New Hampshire - 0.7%
New Hampshire Health & Ed. Facilities Auth.:
Series 2017 A:
5.25% 7/1/27 (c)	345	351
6.125% 7/1/37 (c)	325	347
Series 2017 B, 4.125% 7/1/24 (c)	1,755	1,762
Series 2017 C, 3.5% 7/1/22 (c)	580	582
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007:
5% 10/1/37	1,070	1,070
5% 10/1/37 (Pre-Refunded to 10/1/17 @ 100)	3,570	3,570
Series 2012:
4% 7/1/22	1,350	1,473
5% 7/1/26	1,280	1,428
Series 2013 A, 5% 10/1/43	2,430	2,599
Series 2016:
4% 10/1/38	825	838
5% 10/1/26	4,695	5,475
5% 10/1/27	5,005	5,785
5% 10/1/28	2,000	2,296
5% 10/1/30	7,280	8,255
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,575
5% 2/1/23	2,215	2,501
5% 2/1/24	1,775	2,003

TOTAL NEW HAMPSHIRE		42,910

New Jersey - 3.2%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/31 (Build America Mutual Assurance Insured)	1,475	1,710
5% 7/1/32 (Build America Mutual Assurance Insured)	1,000	1,154
5% 7/1/33 (Build America Mutual Assurance Insured)	1,000	1,148
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/24	2,000	2,321
5% 2/15/25	1,000	1,155
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20 (Pre-Refunded to 6/15/19 @ 100)	3,800	4,066
5.25% 6/15/21 (Pre-Refunded to 6/15/19 @ 100)	4,500	4,815
5.25% 6/15/22 (Pre-Refunded to 6/15/19 @ 100)	10,585	11,326
New Jersey Econ. Dev. Auth. Rev.:
Series 2012 II, 5% 3/1/21	7,600	8,285
Series 2013 I, 5.5% 9/1/19 (Escrowed to Maturity)	4,385	4,753
Series 2013:
5% 3/1/23	9,300	10,360
5% 3/1/24	12,800	14,171
5% 3/1/25	1,400	1,537
Series 2015 XX, 5% 6/15/26	20,000	22,439
New Jersey Edl. Facility Series 2016 A:
5% 7/1/29	1,875	2,151
5% 7/1/33	3,000	3,346
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,053
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2008, 6.625% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	6,400	6,668
Series 2016 A:
5% 7/1/21	295	327
5% 7/1/22	795	896
5% 7/1/23	3,030	3,463
5% 7/1/24	815	942
5% 7/1/25	880	1,025
5% 7/1/26	295	345
5% 7/1/27	440	510
5% 7/1/28	1,220	1,404
5% 7/1/28	1,305	1,502
5% 7/1/28	455	533
5% 7/1/33	1,510	1,721
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (d)	1,325	1,485
5% 12/1/24 (d)	3,500	4,006
Series 2017 1B, 5% 12/1/21 (d)	1,405	1,556
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2017 C, 1 month U.S. LIBOR + 0.460% 0%, tender 1/1/21 (a)(b)(e)	19,280	19,274
Series 2017 C1, 1 month U.S. LIBOR + 0.340% 1.2% 1/1/21 (a)(b)(e)	2,150	2,147
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,252
Series 2012 AA:
5% 6/15/23	7,500	8,270
5% 6/15/24	12,000	13,143
Series 2013 A, 5% 6/15/18	1,400	1,434
Series 2014 AA:
5% 6/15/25	12,500	14,007
5% 6/15/26	7,500	8,332
Series 2016 A, 5% 6/15/27	9,230	10,490

TOTAL NEW JERSEY		205,522

New Mexico - 0.2%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 A, 1.875%, tender 4/1/20 (a)	11,810	11,953
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	2,938

TOTAL NEW MEXICO		14,891

New York - 4.9%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/23	1,120	1,315
5% 7/1/25	2,500	3,018
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,173
5.75% 7/1/40	1,000	1,091
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
5% 2/15/32	4,000	4,786
5% 2/15/35	7,500	8,851
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2008 A, 6% 5/1/33 (Pre-Refunded to 5/1/19 @ 100)	6,000	6,469
Series 2016 B:
5% 9/1/22	2,000	2,322
5% 9/1/23	1,500	1,772
5% 9/1/24	1,350	1,616
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/51	12,750	13,947
New York City Gen. Oblig.:
Series 2014 J, 5% 8/1/22	3,080	3,586
Series 2015 A, 5% 8/1/22	2,045	2,381
Series 2015 C, 5% 8/1/27	3,055	3,658
Series 2016 A, 5% 8/1/22	4,520	5,263
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,480	4,532
Series 2009 S2, 6% 7/15/38	7,000	7,271
Series 2009 S3:
5.25% 1/15/34	17,500	18,430
5.25% 1/15/39	2,600	2,737
Series 2009 S4, 5.75% 1/15/39	6,400	6,781
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,459
5% 2/1/21	3,510	3,946
Series 2012 A, 5% 11/1/21	5,460	6,267
Series A, 5% 8/1/40	8,375	9,815
Series B:
5% 11/1/20	26,595	28,754
5% 11/1/20 (Pre-Refunded to 11/1/19 @ 100)	10,600	11,451
Series E, 5% 2/1/40	14,805	17,237
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	15,445
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36 (Pre-Refunded to 3/15/19 @ 100)	2,600	2,778
Series 2010 A, 5% 2/15/20 (Escrowed to Maturity)	5	5
Series 2016 A:
5% 2/15/19	5	5
5% 2/15/20 (Escrowed to Maturity)	2,985	3,258
Series 2016 B:
5% 2/15/19	995	1,048
5% 2/15/20	10	11
New York Dorm. Auth. Revs. Series 2009 A:
5% 7/1/20	5,000	5,344
5% 7/1/21	12,335	13,182
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	8,575
Series 2016, 6.5% 11/15/28	2,170	2,298
6.5% 11/15/28 (Pre-Refunded to 11/15/18 @ 100)	8,430	8,947
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2012, 1.18%, tender 11/1/17 (a)(d)	5,000	4,999
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/23	8,195	8,971
Series 2011 A, 5% 4/1/19	2,000	2,119
Series 2011 A1, 5% 4/1/20	2,220	2,434
Series 2011 A2, 5% 4/1/21	2,000	2,260
New York Trans. Dev. Corp.:
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (d)	8,400	9,241
Series 2016 A, 5.25% 1/1/50 (d)	13,700	15,198
New York Urban Dev. Corp. Rev.:
Series 2011 A, 5% 3/15/22	7,605	8,576
Series 2017 A, 5% 3/15/22	2,280	2,634
Triborough Bridge & Tunnel Auth. Revs. Series 2013 A:
5% 11/15/23	3,000	3,588
5% 11/15/24	4,000	4,787

TOTAL NEW YORK		309,631

North Carolina - 0.8%
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,440	3,658
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/20 (Pre-Refunded to 1/1/19 @ 100)	2,110	2,214
North Carolina Grant Anticipation Rev. Series 2017:
5% 3/1/22	11,345	13,049
5% 3/1/23	10,005	11,756
North Carolina Med. Care Cmnty. Health:
Series 2010, 5% 10/1/18 (Pre-Refunded to 10/1/17 @ 100)	480	480
Series 2017:
5% 10/1/28	515	629
5% 10/1/29	750	910
5% 10/1/35	1,000	1,173
5% 10/1/36	470	549
5% 10/1/18	810	810
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,554
5% 6/1/22	4,000	4,365
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A:
5% 1/1/30	490	512
5% 1/1/30 (Pre-Refunded to 1/1/19 @ 100)	1,210	1,270

TOTAL NORTH CAROLINA		47,929

Ohio - 1.6%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	2,000	2,292
5% 2/15/23	2,175	2,470
Series 2012:
5% 2/15/21	1,500	1,681
5% 2/15/24	2,000	2,269
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	1,966
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (FSA Insured)	1,000	1,171
5% 1/1/28 (FSA Insured)	1,525	1,767
5% 1/1/29 (FSA Insured)	2,230	2,569
5% 1/1/30 (FSA Insured)	2,000	2,299
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26	1,250	1,423
5% 1/1/27	1,500	1,704
Columbus City School District 5% 12/1/32	1,825	2,174
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,465	2,707
5% 6/15/26	2,590	2,827
5% 6/15/27	2,720	2,960
5% 6/15/28	2,855	3,091
Franklin County Hosp. Facilities Rev. Series 2016 C:
5% 11/1/25	2,000	2,401
5% 11/1/26	2,100	2,533
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27	2,260	2,621
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,448
Muskingum County Hosp. Facilities:
(Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,885	6,391
Series 2013, 5% 2/15/20	1,195	1,265
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,100	3,331
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,351
5% 10/1/22	2,000	2,147
5% 10/1/23	3,000	3,220
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,122
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,209
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/27	2,545	3,138
5% 1/1/29	5,000	6,195
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	11,600	4,462
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	5,200	5,485
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/29	2,315	2,696

TOTAL OHIO		99,385

Oklahoma - 1.0%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017, 5% 9/1/27	7,020	8,414
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,200	1,433
5% 6/1/28	1,500	1,780
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/25	1,050	1,248
5% 10/1/26	1,500	1,762
5% 10/1/27	1,190	1,390
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	3,100	3,581
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	7,185	8,300
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev.:
Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,316
5% 1/1/22 (FSA Insured)	12,455	13,436
Series 2014 A:
5% 1/1/26	1,700	2,020
5% 1/1/27	6,000	7,084
5% 1/1/28	2,000	2,345
5% 1/1/29	1,570	1,831
Series 2014 B, 5% 1/1/27	2,145	2,532

TOTAL OKLAHOMA		61,472

Pennsylvania - 4.1%
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	8,126
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	4,335	4,305
Series B, 1.8%, tender 8/15/22 (a)	5,765	5,725
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,300	3,986
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,041
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	340	388
Series 2016 A:
5% 10/1/28	1,425	1,591
5% 10/1/29	1,540	1,712
5% 10/1/32	4,810	5,269
5% 10/1/36	5,860	6,304
5% 10/1/40	3,595	3,836
Mount Lebanon School District Series 2015, 4% 2/15/18	1,245	1,259
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,459
5% 3/1/22	2,000	2,267
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/21	8,000	8,086
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 1.25%, tender 10/2/17 (a)(d)	6,000	6,000
(Waste Mgmt., Inc. Proj.) Series 2013, 1.18%, tender 11/1/17 (a)(d)	12,400	12,399
(Waste Mgmt., Inc. Proj.) Series 2017 A, 1.7%, tender 8/3/20 (a)(d)	5,710	5,712
Pennsylvania Gen. Oblig.:
Series 2011, 5% 7/1/21	2,100	2,363
Series 2012, 5% 6/1/18	5,165	5,301
Series 2013, 5% 10/15/27	10,000	11,598
Series 2015 1, 5% 3/15/31	3,725	4,300
Series 2016, 5% 9/15/29	28,000	33,016
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21 (Pre-Refunded to 8/15/19 @ 100)	2,100	2,263
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A:
5% 12/1/28 (FSA Insured)	6,280	7,484
5% 12/1/33 (FSA Insured)	4,430	5,139
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33 (Pre-Refunded to 6/1/18 @ 100)	8,500	8,754
Series 2013 A, SIFMA Municipal Swap Index + 0.600% 1.54% 12/1/17 (a)(e)	7,600	7,606
Series 2013 A2:
0% 12/1/28 (f)	1,250	1,389
0% 12/1/33 (f)	1,250	1,352
Series 2017 A1:
5% 12/1/22 (b)	500	583
5% 12/1/23 (b)	550	653
5% 12/1/29 (b)	1,500	1,810
5% 12/1/34 (b)	1,000	1,173
Philadelphia Gas Works Rev. Series 15:
5% 8/1/23	1,000	1,172
5% 8/1/24	750	890
5% 8/1/25	800	958
Philadelphia Gen. Oblig. Series 2015 B:
5% 8/1/27	3,000	3,500
5% 8/1/29	10,465	12,097
5% 8/1/30	11,025	12,702
5% 8/1/31	11,615	13,320
Philadelphia School District Series 2010 C:
5% 9/1/20	14,000	15,227
5% 9/1/21	6,000	6,510
Pittsburgh School District Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,609
5% 9/1/20 (FSA Insured)	1,000	1,106
Southcentral Pennsylvania Gen. Auth. Rev.:
6% 6/1/25 (Pre-Refunded to 6/1/18 @ 100)	2,585	2,670
6% 6/1/25 (Pre-Refunded to 6/1/18 @ 100)	1,915	1,978
State Pub. School Bldg. Auth. Lease Rev.:
(Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	1,385	1,602
(Philadelphia School District Proj.) Series 2012:
5% 4/1/22	2,000	2,243
5% 4/1/24	1,365	1,508

TOTAL PENNSYLVANIA		258,341

Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	6,820	7,444
5% 9/1/36	320	341
Series 2016, 5% 5/15/39	5,140	5,653
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	8,225	9,749
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/27	1,825	2,032
5% 6/1/28	2,400	2,654

TOTAL RHODE ISLAND		27,873

South Carolina - 1.4%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B:
5% 3/1/18	1,000	1,016
5% 3/1/22	1,000	1,154
5% 3/1/24	1,000	1,198
5% 3/1/25	1,000	1,216
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/27	4,000	4,657
5% 12/1/29	3,250	3,737
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2016:
5% 2/1/22	2,200	2,504
5% 2/1/24	1,000	1,175
5% 2/1/26	1,700	2,032
(Anmed Heath Proj.) Series 2016, 5% 2/1/25	1,750	2,077
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	6,485	7,274
Series 2014 A:
5% 12/1/49	2,700	2,935
5.5% 12/1/54	17,800	20,124
Series 2014 C:
5% 12/1/25	4,000	4,683
5% 12/1/26	4,000	4,652
5% 12/1/27	3,100	3,583
5% 12/1/46	3,595	3,936
Series 2016 B:
5% 12/1/35	6,370	7,263
5% 12/1/36	9,555	10,854
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38 (Pre-Refunded to 5/1/18 @ 100)	3,670	3,766

TOTAL SOUTH CAROLINA		89,836

South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Sanford Health Proj.) Series 2009, 5.25% 11/1/18	1,000	1,043
Series 2014 B:
5% 11/1/24	1,235	1,469
5% 11/1/25	1,210	1,423
5% 11/1/26	200	233
Series 2017:
5% 7/1/23 (b)	1,000	1,174
5% 7/1/24 (b)	450	536
5% 7/1/27 (b)	375	457
5% 7/1/33 (b)	1,750	2,042
5% 7/1/35 (b)	1,400	1,620

TOTAL SOUTH DAKOTA		9,997

Tennessee - 0.2%
Jackson Hosp. Rev.:
5.75% 4/1/41	945	963
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	2,555	2,615
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016:
5% 9/1/22	1,205	1,362
5% 9/1/24	750	865
Series 2017:
5% 4/1/24	1,000	1,148
5% 4/1/25	1,355	1,559
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.625% 7/1/20 (d)	5,000	5,561

TOTAL TENNESSEE		14,073

Texas - 10.6%
Allen Independent School District Series 2013, 4% 2/15/18	1,965	1,987
Austin Arpt. Sys. Rev. Series 2014, 5% 11/15/29 (d)	2,770	3,197
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20 (Pre-Refunded to 8/1/18 @ 100)	3,015	3,127
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,225
Austin Elec. Util. Sys. Rev. Series 2012 A, 5% 11/15/23	1,500	1,742
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/17	1,375	1,382
Bell County Gen. Oblig.:
5.25% 2/15/19 (FSA Insured)	935	950
5.25% 2/15/19 (Pre-Refunded to 2/15/18 @ 100)	1,155	1,173
Brazosport College District:
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	235	239
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	1,765	1,794
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/31	1,200	1,384
5% 1/1/32	1,000	1,148
5% 1/1/34	2,000	2,279
5% 1/1/40	5,500	6,190
Series 2016:
5% 1/1/31	2,375	2,753
5% 1/1/32	5,000	5,769
5% 1/1/35	3,335	3,803
5% 1/1/36	1,625	1,849
Cypress-Fairbanks Independent School District:
Bonds:
Series 2014 B2, 1.4%, tender 8/17/20 (a)	5,710	5,699
Series 2014 B3, 1.4%, tender 8/17/20 (a)	6,185	6,171
Series 2015 B1, 0.9%, tender 8/15/18 (a)	13,645	13,632
Series 2014 C, 5% 2/15/44	5,800	6,604
Series 2016:
5% 2/15/22	5,000	5,767
5% 2/15/23	5,000	5,891
5% 2/15/24	25,135	30,187
5% 2/15/25	21,430	26,091
5% 2/15/27	3,580	4,373
Dallas Area Rapid Transit Sales Tax Rev.:
5.25% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	3,830	4,018
5.25% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	2,870	3,011
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/19	1,000	1,079
Series 2014 B:
5% 11/1/26 (d)	3,005	3,462
5% 11/1/27 (d)	1,280	1,474
5% 11/1/28 (d)	2,845	3,268
5% 11/1/30 (d)	5,435	6,210
5% 11/1/31 (d)	11,485	13,105
5% 11/1/32 (d)	14,530	16,557
5% 11/1/33 (d)	10,000	11,379
5% 11/1/34 (d)	2,365	2,688
Dallas Independent School District:
Bonds:
Series 2016 B2, 4%, tender 2/15/18 (a)	6,030	6,097
Series 2016 B6, 5%, tender 2/15/22 (a)	3,735	4,267
Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	1,300	1,326
Denton Independent School District Series 2016, 0% 8/15/25	2,855	2,422
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	2,177
El Paso Gen. Oblig. Series 2014, 5% 8/15/18	4,095	4,238
Fort Bend Independent School District Bonds:
Series C, 1.35%, tender 8/1/20 (a)(b)	3,180	3,176
Series D, 1.5%, tender 8/1/21 (a)(b)	5,730	5,753
Fort Worth Independent School District:
Series 2015, 5% 2/15/22	2,840	3,274
Series 2016, 5% 2/15/26	3,635	4,471
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,764
Grand Parkway Trans. Corp.:
Series 2013 B:
5% 4/1/53	1,165	1,322
5.25% 10/1/51	2,500	2,876
5.5% 4/1/53	5,900	6,728
Series 2013 C, 5.125% 10/1/43	2,500	2,788
Harris County Gen. Oblig. Series 2012 C:
5% 8/15/24	1,075	1,241
5% 8/15/25	3,860	4,454
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,400	2,572
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (d)	8,000	8,718
Series 2012 A, 5% 7/1/23 (d)	2,400	2,713
Series A, 5.5% 7/1/39	6,000	6,191
Houston Util. Sys. Rev.:
Series 2007:
5% 11/15/18	605	608
5% 11/15/18 (Pre-Refunded to 11/15/17 @ 100)	1,895	1,904
Series 2014 C, 5% 5/15/28	2,600	3,041
Series 2016 B, 5% 11/15/33	2,400	2,856
Love Field Arpt. Modernization Rev. Series 2015:
5% 11/1/30 (d)	1,400	1,621
5% 11/1/31 (d)	3,160	3,645
Lower Colorado River Auth. Rev.:
Series 2015 B:
5% 5/15/25	6,810	8,204
5% 5/15/27	3,000	3,563
5% 5/15/28	2,930	3,457
5% 5/15/29	8,500	9,978
Series 2015 D:
5% 5/15/22	850	978
5% 5/15/23	700	820
5% 5/15/24	1,220	1,453
5% 5/15/26	1,400	1,673
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,372
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	2,200	2,578
5% 4/1/28	1,435	1,670
North East Texas Independent School District Bonds Series 2013 B, 1.42%, tender 8/1/21 (a)	4,380	4,346
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	1,025	1,132
4% 12/15/24	1,825	2,002
North Texas Tollway Auth. Rev.:
Series 2011 A:
5.5% 9/1/41	10,155	11,655
6% 9/1/41	1,000	1,171
Series 2014 A:
5% 1/1/23	1,785	2,086
5% 1/1/24	5,000	5,957
Series 2015 B:
5% 1/1/29	10,000	11,726
5% 1/1/30	5,000	5,838
Series 2016 A, 5% 1/1/39	7,000	8,010
5.75% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	13,375	13,532
6% 1/1/23	275	278
6% 1/1/23 (Pre-Refunded to 1/1/18 @ 100)	1,925	1,949
Plano Independent School District:
Series 2008 A, 5.25% 2/15/23 (Pre-Refunded to 2/15/18 @ 100)	1,140	1,158
5% 2/15/19	5,800	6,111
Rockwall Independent School District Series 2015, 0% 2/15/25	1,665	1,429
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	1,230	1,272
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2015 B, 2%, tender 12/1/21 (a)	7,080	7,183
Series 2012, 5.25% 2/1/25	3,200	3,945
Series 2017:
5% 2/1/29	1,500	1,851
5% 2/1/30	1,000	1,227
5% 2/1/31	1,500	1,826
5% 2/1/33	1,200	1,445
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,549
5% 9/15/24	7,490	8,647
5% 9/15/25	9,295	10,726
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	6,968
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	3,045	3,272
5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	2,180	2,350
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	1,000	1,177
5% 8/15/26	1,530	1,787
5% 8/15/28	1,620	1,874
5% 8/15/33	3,800	4,311
5.5% 9/1/43	5,350	5,953
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	5,665	5,960
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,660	2,800
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,423
Series 2016 A:
5% 2/15/25	5,750	6,943
5% 2/15/34	2,100	2,439
Texas Gen. Oblig.:
Series 2011 A:
5% 8/1/19 (d)	1,545	1,651
5% 8/1/21 (d)	1,530	1,735
Series 2011 C:
5% 8/1/20 (d)	1,625	1,792
5% 8/1/21 (d)	1,460	1,656
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	285	291
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	2,915	2,974
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 7% 12/31/38 (d)	16,000	19,385
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/29	4,665	5,672
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	17,585	19,073
Texas Wtr. Dev. Board Rev. Series 2017 A:
5% 4/15/22 (b)	4,250	4,910
5% 4/15/25 (b)	6,235	7,591
5% 10/15/25 (b)	2,630	3,222
5% 4/15/26 (b)	4,320	5,310
5% 4/15/29 (b)	6,500	8,035
5% 4/15/30 (b)	17,500	21,474
Travis County Gen. Oblig. Series 2016 A, 5% 3/1/24	2,990	3,587
Univ. of Houston Univ. Revs.:
Series 2008, 5.25% 2/15/25 (Pre-Refunded to 2/15/18 @ 100)	2,210	2,245
Series 2017 A, 5% 2/15/30	6,515	7,781
5.25% 2/15/25 (FSA Insured)	390	396
5.25% 2/15/25 (FSA Insured) (Pre-Refunded to 2/15/18 @ 100)	65	66
Univ. of Texas Board of Regents Sys. Rev.:
Series 2010, 5% 8/15/22	3,060	3,567
Series 2016 D:
5% 8/15/18	3,000	3,105
5% 8/15/20	2,000	2,219
5% 8/15/21	2,310	2,637
5% 8/15/22	2,500	2,914
Series 2016 E, 5% 8/15/22	2,685	3,130
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B:
5% 7/1/22	1,745	2,027
5% 7/1/29	1,790	2,172
Waller Independent School District:
5.5% 2/15/26 (Pre-Refunded to 2/15/18 @ 100)	3,220	3,274
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	4,160	4,230
5.5% 2/15/37 (Pre-Refunded to 2/15/18 @ 100)	4,820	4,901

TOTAL TEXAS		669,976

Utah - 0.3%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009, 5% 8/15/18	2,500	2,584
Salt Lake City Arpt. Rev. Series 2017 A:
5% 7/1/26 (d)	1,155	1,403
5% 7/1/28 (d)	4,000	4,852
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	3,000	3,423
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	4,235	4,361

TOTAL UTAH		16,623

Virginia - 0.5%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	1,000	1,143
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,300	1,492
5% 6/15/29	1,425	1,622
5% 6/15/33	1,520	1,704
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	635	642
5% 6/15/32	1,800	2,028
5% 6/15/34	2,300	2,555
Virginia College Bldg. Auth. Edl. Facilities Rev. (21st Century College and Equip. Prog.) Series 2017 C, 5% 2/1/26	5,705	7,002
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (d)	7,600	8,201
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32	2,000	2,300
5% 1/1/33	2,590	2,962

TOTAL VIRGINIA		31,651

Washington - 1.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,745
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,917
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,145
5% 1/1/23	1,000	1,156
5% 1/1/24	2,330	2,694
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	9,090
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43 (Pre-Refunded to 1/1/18 @ 100)	12,100	12,244
Series 2009, 5.25% 1/1/42 (Pre-Refunded to 1/1/19 @ 100)	1,900	2,000
Port of Seattle Rev.:
Series 2016 B, 5% 10/1/29 (d)	4,750	5,551
Series 2016:
5% 2/1/27	1,240	1,510
5% 2/1/29	2,500	3,003
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (d)	885	1,026
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,313
5% 12/1/19	1,385	1,472
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/29	1,080	1,319
5% 1/1/36	1,175	1,376
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/32 (b)	14,850	17,945
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,372
Series R-2017 A:
5% 8/1/27	1,785	2,197
5% 8/1/28	1,785	2,181
5% 8/1/30	1,785	2,155
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,413
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,558
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/28	3,700	4,331
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/31	2,250	2,588
Series 2015, 5% 1/1/29	1,300	1,505
Washington Higher Ed. Facilities Auth. Rev.:
(Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/29	565	651
5% 10/1/31	1,335	1,522
Series 2016 A, 5% 10/1/30	1,275	1,461

TOTAL WASHINGTON		96,440

West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,400	1,472
Wisconsin - 0.9%
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A:
5% 5/15/23 (c)	1,280	1,422
5% 5/15/30 (c)	1,170	1,274
5.25% 5/15/37 (c)	355	385
5.25% 5/15/42 (c)	435	469
5.25% 5/15/47 (c)	435	467
5.25% 5/15/52 (c)	815	871
Series 2017 B-1 3.95% 11/15/24 (c)	370	381
Series 2017 B-2, 3.5% 11/15/23 (c)	470	479
Series 2017 B-3, 3% 11/15/22 (c)	645	653
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26 (Pre-Refunded to 5/1/18 @ 100)	1,100	1,129
Wisconsin Health & Edl. Facilities:
Bonds Series 2013 B, 4%, tender 3/1/18 (a)	3,180	3,218
Series 2010:
5.75% 7/1/30	1,265	1,390
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	735	826
Series 2014 A:
5% 11/15/24	8,765	10,482
5% 11/15/27	6,710	7,816
Series 2014:
5% 5/1/26	835	935
5% 5/1/28	1,800	1,982
5% 5/1/29	890	973
Series 2016, 4% 2/15/38	1,295	1,310
Series 2017 A:
5% 9/1/34	1,800	2,004
5% 9/1/36	2,165	2,393
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010, 5.5% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	1,800	2,012
Series 2013 B:
5% 7/1/25	1,000	1,146
5% 7/1/36	6,985	7,678
Series 2012:
5% 6/1/27	1,800	2,013
5% 6/1/32	1,025	1,129
5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	1,650	1,933
5% 6/1/39	2,415	2,622

TOTAL WISCONSIN		59,392

Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	6,761
TOTAL MUNICIPAL BONDS
(Cost $5,556,898)		5,739,364

Municipal Notes - 6.4%
Connecticut - 0.2%
Stratford Gen. Oblig. BAN Series 2017, 2.5% 1/3/18	7,800	$7,823
Tolland Gen. Oblig. BAN Series 2017, 2% 5/24/18	2,400	2,413

TOTAL CONNECTICUT		10,236

Illinois - 0.3%
Chicago Board of Ed. Participating VRDN Series Floaters XG 01 08, 1.14% 10/6/17 (Liquidity Facility Barclays Bank PLC) (a)(g)	15,895	15,895
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Floaters XL 00 49, 1.09% 10/6/17 (Liquidity Facility Citibank NA) (a)(d)(g)	2,830	2,830

TOTAL ILLINOIS		18,725

Louisiana - 0.1%
New Orleans Aviation Board Rev. Participating VRDN:
Series Floater ZF 24 97, 1.14% 10/6/17 (Liquidity Facility Citibank NA) (a)(d)(g)	2,600	2,600
Series Floaters XL 00 46, 1.14% 10/6/17 (Liquidity Facility Citibank NA) (a)(d)(g)	4,300	4,300

TOTAL LOUISIANA		6,900

Massachusetts - 0.1%
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 39, 1.14% 10/6/17 (Liquidity Facility Citibank NA) (a)(d)(g)	6,550	6,550
New Jersey - 1.1%
Belmar Gen. Oblig. BAN Series 2017, 3% 2/9/18	20,295	20,415
Hackensack City Tax Appeal Nts BAN Series 2016, 2% 11/6/17	13,519	13,531
Maple Shade Township BAN Series 2017, 2.25% 9/7/18	3,970	4,003
Millstone Township Gen. Oblig. BAN Series 2017, 2.25% 9/12/18	3,978	4,017
New Brunswick Gen. Oblig. BAN Series 2017, 2% 6/4/18	17,100	17,193
New Jersey Health Care Facilities Fing. Auth. Rev. Participating VRDN Series Floaters ZM 05 45, 1.09% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(g)	3,385	3,385
Roselle County of Union BAN Series 2017, 2.25% 9/14/18	4,300	4,340
South Brunswick Township BAN Series 2017, 2.25% 10/2/18 (b)	4,500	4,549

TOTAL NEW JERSEY		71,433

New York - 3.4%
Binghamton Gen. Oblig. BAN Series 2016, 2.5% 11/17/17	6,800	6,811
Broome County Gen. Oblig. BAN 2.5% 5/4/18	31,200	31,433
Canastota Central School District BAN Series 2017, 2.5% 7/20/18	5,400	5,454
Canton Cent School District BAN Series 2017, 2.25% 6/29/18	4,950	4,986
Central Valley Central School District BAN Series 2017, 2.5% 6/29/18	9,100	9,178
Copiague Union Free School District TAN Series 2017, 2% 6/21/18	9,100	9,157
Corning School District Gen. Oblig. BAN Series 2017 B, 2.25% 6/21/18	3,900	3,931
East Aurora Union Free School District BAN Series A, 2.25% 8/1/18	3,600	3,628
Elmira City School District BAN Series B, 2.25% 6/28/18	4,900	4,935
Jamestown City School District BAN Series 2017, 2.5% 6/21/18	20,300	20,462
Lansingburgh Central School District BAN Series 2017, 2.5% 7/20/18	5,900	5,960
Lyons Cent School District BAN Series 2017, 2.25% 6/29/18	4,200	4,229
Marcellus Central School District BAN Series 2017, 2.25% 6/29/18	4,100	4,131
North Tonawanda City School District BAN Series 2017, 2.2% 8/24/18	7,800	7,874
Queensbury Union Free School District BAN Series 2017, 2.5% 7/13/18	9,700	9,794
Red Creek Central School District BAN Series 2017, 2.25% 6/29/18	6,400	6,443
Rockland County Gen. Oblig. TAN Series 2017, 2.5% 3/22/18	4,600	4,624
Rome City School District BAN Series 2017, 2.25% 8/3/18	12,500	12,600
South Glens Falls Central School District BAN Series 2017 A, 2.25% 7/27/18	11,400	11,491
Syracuse Gen. Oblig. RAN:
Series 2017, 2.25% 6/29/18 (b)	25,500	25,704
Series B, 2.25% 7/10/18 (b)	21,600	21,777
Wappingers Central School District TAN Series 2017, 1.5% 10/31/17	3,200	3,201

TOTAL NEW YORK		217,803

Ohio - 0.2%
Avon Lake BAN Series 2017, 2.5% 7/11/18	8,500	8,583
South Carolina - 0.5%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series Floaters XM 02 91, 1.09% 10/6/17 (Liquidity Facility Royal Bank of Canada) (a)(g)	5,500	5,500
Series Floaters XM 03 84, 1.14% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(g)	7,500	7,500
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 1.14% 10/6/17 (Liquidity Facility Toronto-Dominion Bank) (a)(g)	19,120	19,120

TOTAL SOUTH CAROLINA		32,120

Utah - 0.5%
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 1.19% 10/6/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(g)	11,500	11,500
Series 17 ZF 0540, 1.14% 10/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(g)	1,300	1,300
Series Floaters XM 05 06, 1.19% 10/6/17 (Liquidity Facility Cr. Suisse AG) (a)(d)(g)	18,315	18,315
Series Floaters ZM 05 51, 1.12% 10/6/17 (Liquidity Facility Citibank NA) (a)(d)(g)	2,600	2,600

TOTAL UTAH		33,715

TOTAL MUNICIPAL NOTES
(Cost $406,163)		406,065
	Shares	Value (000s)

Money Market Funds - 6.4%
Fidelity Municipal Cash Central Fund, 0.98% (h)(i)
(Cost $406,326)	406,303,919	406,340
TOTAL INVESTMENT IN SECURITIES - 103.2%
(Cost $6,369,387)		6,551,769
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(204,197)
NET ASSETS - 100%		$6,347,572

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,282,000 or 0.8% of net assets.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (g) Provides evidence of ownership in one or more underlying municipal bonds.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$1,283
Total	$1,283

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$6,145,429	$--	$6,145,429	$--
Money Market Funds	406,340	406,340	--	--
Total Investments in Securities:	$6,551,769	$406,340	$6,145,429	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Strategic Income Fund

September 30, 2017

FSN-QTLY-1117
1.808788.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 36.2%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind (b)		$872	$535
Nonconvertible Bonds - 36.2%
CONSUMER DISCRETIONARY - 5.8%
Auto Components - 0.4%
Allison Transmission, Inc. 5% 10/1/24 (c)		3,755	3,897
Delphi Jersey Holdings PLC 5% 10/1/25 (c)		3,870	3,938
Exide Technologies 11% 4/30/22 pay-in-kind (b)(c)		853	725
Metalsa SA de CV 4.9% 4/24/23 (c)		10,163	10,398
Tenedora Nemak SA de CV 5.5% 2/28/23 (c)		6,130	6,306
Tenneco, Inc. 5% 7/15/26		2,725	2,793
Tupy Overseas SA 6.625% 7/17/24 (c)		1,445	1,522
			29,579
Automobiles - 0.1%
Tesla, Inc. 5.3% 8/15/25 (c)		8,850	8,629
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (c)		514	526
American Tire Distributors, Inc. 10.25% 3/1/22 (c)		1,585	1,653
LKQ Corp. 4.75% 5/15/23		935	965
			3,144
Diversified Consumer Services - 0.1%
Ascend Learning LLC 6.875% 8/1/25 (c)		1,205	1,271
Laureate Education, Inc. 8.25% 5/1/25 (c)		9,760	10,516
			11,787
Hotels, Restaurants & Leisure - 1.3%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
5% 10/15/25 (c)		5,340	5,406
5% 10/15/25 (c)(d)		6,590	6,672
24 Hour Holdings III LLC 8% 6/1/22 (c)		1,605	1,489
Carlson Travel, Inc. 6.75% 12/15/23 (c)		1,360	1,350
Choice Hotels International, Inc. 5.75% 7/1/22		1,245	1,382
Eldorado Resorts, Inc. 6% 4/1/25		3,590	3,770
FelCor Lodging LP 6% 6/1/25		3,710	3,979
Golden Nugget, Inc.:
6.75% 10/15/24 (c)		6,555	6,629
8.75% 10/1/25 (c)		2,330	2,371
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		5,285	5,444
4.875% 4/1/27		2,480	2,604
Jacobs Entertainment, Inc. 7.875% 2/1/24 (c)		860	927
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (c)		2,725	2,807
5% 6/1/24 (c)		2,870	3,024
5.25% 6/1/26 (c)		2,870	3,039
LTF Merger Sub, Inc. 8.5% 6/15/23 (c)		2,475	2,630
MCE Finance Ltd. 4.875% 6/6/25 (c)		1,380	1,387
MGM Growth Properties Operating Partnership LP 5.625% 5/1/24		2,210	2,395
Penn National Gaming, Inc. 5.625% 1/15/27 (c)		700	726
Playa Resorts Holding BV 8% 8/15/20 (c)		3,221	3,350
Scientific Games Corp. 10% 12/1/22		7,425	8,223
Silversea Cruises 7.25% 2/1/25 (c)		1,465	1,568
Six Flags Entertainment Corp.:
4.875% 7/31/24 (c)		4,070	4,141
5.5% 4/15/27 (c)		2,160	2,214
Station Casinos LLC 5% 10/1/25 (c)		3,540	3,548
Studio City Co. Ltd.:
5.875% 11/30/19 (c)		2,435	2,557
7.25% 11/30/21 (c)		6,335	6,786
Viking Cruises Ltd. 5.875% 9/15/27 (c)		3,395	3,407
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (c)		8,095	8,247
Wynn Macau Ltd.:
4.875% 10/1/24 (c)		2,585	2,633
5.5% 10/1/27 (c)		2,660	2,698
			107,403
Household Durables - 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (c)		2,685	2,806
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (c)		2,210	2,262
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (c)		7,505	7,832
7% 7/15/24 (c)		2,170	2,311
Springs Industries, Inc. 6.25% 6/1/21		1,270	1,310
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (c)		2,895	3,069
Toll Brothers Finance Corp.:
4.375% 4/15/23		9,065	9,473
5.625% 1/15/24		1,105	1,210
TRI Pointe Homes, Inc.:
4.375% 6/15/19		2,335	2,385
5.875% 6/15/24		5,630	6,024
William Lyon Homes, Inc. 5.875% 1/31/25		2,195	2,250
			40,932
Internet & Direct Marketing Retail - 0.4%
Netflix, Inc.:
4.375% 11/15/26 (c)		3,710	3,723
5.375% 2/1/21 (c)		3,420	3,668
5.75% 3/1/24		3,860	4,207
5.875% 2/15/25		8,940	9,778
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (c)		8,305	8,803
6% 4/1/23		3,950	4,172
			34,351
Leisure Products - 0.0%
Cedar Fair LP/Magnum Management Corp. 5.375% 4/15/27 (c)		1,975	2,074
Media - 2.8%
Altice SA:
7.625% 2/15/25 (c)		10,056	10,848
7.75% 5/15/22 (c)		21,750	23,082
Altice U.S. Finance SA 5.5% 5/15/26 (c)		3,740	3,945
AMC Networks, Inc.:
4.75% 12/15/22		2,625	2,700
4.75% 8/1/25		3,540	3,575
Block Communications, Inc. 6.875% 2/15/25 (c)		2,730	2,963
British Sky Broadcasting Group PLC 1.875% 11/24/23 (Reg. S)	EUR	2,000	2,482
Cablevision SA 6.5% 6/15/21 (c)		789	842
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		865	894
5.625% 2/15/24		935	975
CBS Radio, Inc. 7.25% 11/1/24 (c)		2,440	2,605
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (c)		8,835	8,805
5.125% 2/15/23		11,865	12,251
5.125% 5/1/23 (c)		4,805	5,003
5.125% 5/1/27 (c)		14,660	14,862
5.375% 5/1/25 (c)		4,805	4,980
5.5% 5/1/26 (c)		5,770	5,979
5.75% 9/1/23		3,975	4,124
5.75% 1/15/24		3,925	4,077
5.75% 2/15/26 (c)		6,505	6,820
Cengage Learning, Inc. 9.5% 6/15/24 (c)		8,310	7,230
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (c)		11,900	12,108
Clear Channel Communications, Inc.:
9% 3/1/21		1,400	994
10% 1/15/18		3,660	2,013
11.25% 3/1/21		10,850	7,812
14% 2/1/21 pay-in-kind (b)		4,561	616
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (c)		3,725	3,818
4.875% 4/11/22 (c)		1,665	1,732
Grupo Televisa SA de CV 6.625% 3/18/25		995	1,188
iHeartCommunications, Inc. 10.625% 3/15/23		9,520	6,712
Liberty Media Corp.:
8.25% 2/1/30		2,710	2,995
8.5% 7/15/29		1,890	2,112
Lions Gate Entertainment Corp. 5.875% 11/1/24 (c)		1,250	1,313
Myriad International Holding BV 5.5% 7/21/25 (c)		3,070	3,346
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		7,352	7,205
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (c)		2,155	2,233
Quebecor Media, Inc. 5.75% 1/15/23		6,545	7,118
Sirius XM Radio, Inc.:
4.625% 5/15/23 (c)		2,100	2,158
5% 8/1/27 (c)		3,550	3,621
5.375% 4/15/25 (c)		4,160	4,389
5.375% 7/15/26 (c)		3,710	3,905
Tegna, Inc. 5.5% 9/15/24 (c)		2,940	3,094
TV Azteca SA de CV:
7.625% 9/18/20 (Reg S.)		2,379	2,463
8.25% 8/9/24 (Reg. S)		2,775	2,943
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (c)		4,248	4,386
Videotron Ltd. 5.125% 4/15/27 (c)		3,495	3,634
VTR Finance BV 6.875% 1/15/24 (c)		5,735	6,073
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (b)(c)		966	969
WMG Acquisition Corp. 5.625% 4/15/22 (c)		774	805
Ziggo Bond Finance BV:
5.875% 1/15/25 (c)		390	407
6% 1/15/27 (c)		3,740	3,871
Ziggo Secured Finance BV 5.5% 1/15/27 (c)		7,480	7,665
			242,740
Specialty Retail - 0.2%
L Brands, Inc. 6.875% 11/1/35		4,240	4,113
Penske Automotive Group, Inc. 5.5% 5/15/26		2,790	2,884
PetSmart, Inc. 5.875% 6/1/25 (c)		3,730	3,254
Sonic Automotive, Inc.:
5% 5/15/23		685	670
6.125% 3/15/27		1,760	1,804
			12,725
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc.:
4.625% 5/15/24 (c)		1,860	1,937
4.875% 5/15/26 (c)		1,860	1,932
			3,869
TOTAL CONSUMER DISCRETIONARY			497,233
CONSUMER STAPLES - 1.8%
Beverages - 0.0%
Central American Bottling Corp. 5.75% 1/31/27 (c)		930	983
Molson Coors Brewing Co. 1.25% 7/15/24	EUR	3,000	3,565
			4,548
Food & Staples Retailing - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 5.75% 3/15/25		3,095	2,724
Albertsons, Inc.:
7.45% 8/1/29		4,343	3,366
8% 5/1/31		4,037	3,230
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (c)		8,385	7,630
9.375% 9/15/18 pay-in-kind (b)(c)		5,522	1,767
ESAL GmbH 6.25% 2/5/23 (c)		11,710	11,350
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (c)		5,420	5,637
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (c)		1,145	1,171
Minerva Luxembourg SA 7.75% 1/31/23 (Reg. S)		4,025	4,201
			41,076
Food Products - 0.9%
B&G Foods, Inc. 4.625% 6/1/21		4,495	4,579
CF Industries Holdings, Inc.:
4.95% 6/1/43		3,545	3,288
5.15% 3/15/34		3,545	3,536
5.375% 3/15/44		3,545	3,385
Gruma S.A.B. de CV 4.875% 12/1/24 (c)		1,550	1,684
H.J. Heinz Co. 2.25% 5/25/28 (Reg. S)	EUR	7,428	8,916
JBS Investments GmbH 7.25% 4/3/24 (c)		13,175	13,159
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (c)		6,790	6,765
5.875% 7/15/24 (c)		2,085	2,090
7.25% 6/1/21 (c)		2,630	2,683
8.25% 2/1/20 (c)		2,900	2,929
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (c)		2,475	2,580
4.875% 11/1/26 (c)		2,500	2,625
MHP SA 8.25% 4/2/20 (c)		585	631
Pilgrim's Pride Corp.:
5.75% 3/15/25 (c)		6,005	6,200
5.875% 9/30/27 (c)		2,060	2,104
Post Holdings, Inc.:
5% 8/15/26 (c)		5,645	5,631
5.5% 3/1/25 (c)		3,040	3,154
5.75% 3/1/27 (c)		2,325	2,395
TreeHouse Foods, Inc. 4.875% 3/15/22		1,475	1,525
			79,859
Household Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (c)		2,485	2,615
Kronos Acquisition Holdings, Inc. 9% 8/15/23 (c)		575	561
Spectrum Brands Holdings, Inc. 5.75% 7/15/25		3,975	4,233
			7,409
Personal Products - 0.2%
First Quality Finance Co., Inc. 5% 7/1/25 (c)		2,840	2,929
Revlon Consumer Products Corp. 5.75% 2/15/21 (b)		12,515	10,919
			13,848
Tobacco - 0.1%
British American Tobacco PLC 2.25% 1/16/30	EUR	5,750	6,947
TOTAL CONSUMER STAPLES			153,687
ENERGY - 6.3%
Energy Equipment & Services - 0.5%
Borets Finance DAC 6.5% 4/7/22 (c)		2,820	3,007
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22		2,850	2,636
Ensco PLC:
4.5% 10/1/24		4,027	3,342
5.2% 3/15/25		2,495	2,096
5.75% 10/1/44		3,605	2,587
Exterran Energy Solutions LP 8.125% 5/1/25 (c)		3,270	3,384
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		2,890	2,811
Forum Energy Technologies, Inc. 6.25% 10/1/21		5,100	5,113
Hornbeck Offshore Services, Inc. 5.875% 4/1/20		2,757	1,792
Jonah Energy LLC 7.25% 10/15/25 (c)		3,545	3,576
Noble Holding International Ltd.:
4.625% 3/1/21		369	339
6.2% 8/1/40		1,410	959
7.7% 4/1/25 (b)		3,160	2,702
8.7% 4/1/45 (b)		705	585
SESI LLC 7.75% 9/15/24 (c)		2,110	2,184
Southern Gas Corridor CJSC 6.875% 3/24/26 (c)		5,115	5,754
Summit Midstream Holdings LLC 5.75% 4/15/25		2,515	2,553
Trinidad Drilling Ltd. 6.625% 2/15/25 (c)		1,445	1,351
Unit Corp. 6.625% 5/15/21		785	787
			47,558
Oil, Gas & Consumable Fuels - 5.8%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 3/15/24		2,345	2,454
Afren PLC:
6.625% 12/9/20 (c)(e)(f)		2,625	3
10.25% 4/8/19 (Reg. S) (e)(f)		5,411	7
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (c)		5,835	6,741
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24		1,455	1,506
Antero Resources Corp.:
5.125% 12/1/22		265	271
5.625% 6/1/23 (Reg. S)		3,740	3,899
Antero Resources Finance Corp. 5.375% 11/1/21		1,845	1,893
Callon Petroleum Co. 6.125% 10/1/24		1,345	1,392
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		2,535	2,573
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (c)		3,650	3,760
5.875% 3/31/25		4,590	4,940
7% 6/30/24		4,275	4,874
Chesapeake Energy Corp.:
8% 12/15/22 (c)		13,564	14,615
8% 1/15/25 (c)(d)		1,950	1,970
8% 6/15/27 (c)(d)		7,945	7,866
Citgo Holding, Inc. 10.75% 2/15/20 (c)		15,576	16,783
Concho Resources, Inc. 4.375% 1/15/25		3,660	3,852
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.0739% 6/15/22 (b)(c)(g)		885	883
6.875% 6/15/25 (c)		1,775	1,862
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25		2,640	2,696
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		8,350	8,517
Denbury Resources, Inc.:
4.625% 7/15/23		3,640	1,929
5.5% 5/1/22		5,970	3,410
6.375% 8/15/21		5,075	3,045
Diamondback Energy, Inc.:
4.75% 11/1/24		3,115	3,177
5.375% 5/31/25		1,505	1,569
Dolphin Energy Ltd. 5.5% 12/15/21 (c)		1,150	1,265
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19 (e)(f)		4,715	0
EDC Finance Ltd. 4.875% 4/17/20 (c)		1,190	1,217
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (c)		3,755	3,886
Energy Transfer Equity LP 5.5% 6/1/27		5,670	5,968
EnLink Midstream Partners LP:
4.15% 6/1/25		2,800	2,826
4.4% 4/1/24		2,795	2,887
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (c)		2,045	2,065
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		3,303	1,189
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (c)		2,100	2,184
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,050	2,058
Georgian Oil & Gas Corp. 6.75% 4/26/21 (c)		3,918	4,163
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		950	962
7% 6/15/23		3,820	3,839
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (c)		3,550	3,479
5.75% 10/1/25 (c)		3,825	3,868
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (c)		2,345	2,459
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (c)		3,010	3,136
Jupiter Resources, Inc. 8.5% 10/1/22 (c)		2,475	1,776
Kosmos Energy Ltd.:
7.875% 8/1/21 (c)		2,405	2,489
7.875% 8/1/21 (c)		3,447	3,568
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)		3,935	4,073
Murphy Oil U.S.A., Inc. 5.625% 5/1/27		1,750	1,881
Newfield Exploration Co.:
5.375% 1/1/26		3,205	3,369
5.625% 7/1/24		635	681
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25		3,550	3,302
NGPL PipeCo LLC:
4.375% 8/15/22 (c)		875	908
4.875% 8/15/27 (c)		875	917
Nostrum Oil & Gas Finance BV:
6.375% 2/14/19 (c)		11,220	11,281
8% 7/25/22 (c)		9,040	9,434
Pacific Exploration and Production Corp.:
10% 11/2/21 pay-in-kind (b)(c)		1,305	1,455
10% 11/2/21 pay-in-kind (b)		2,860	3,189
Pan American Energy LLC 7.875% 5/7/21 (c)		6,035	6,513
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (c)		2,170	2,205
6.25% 6/1/24 (c)		2,445	2,573
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23		10,335	10,632
7.25% 6/15/25 (c)		3,545	3,625
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		2,875	2,954
PDC Energy, Inc. 6.125% 9/15/24		1,170	1,223
Peabody Securities Finance Corp.:
6% 3/31/22 (c)		2,835	2,927
6.375% 3/31/25 (c)		3,100	3,185
Pemex Project Funding Master Trust:
6.625% 6/15/35		10,220	11,012
8.625% 12/1/23 (b)		430	516
PetroBakken Energy Ltd. 8.625% 2/1/20 (c)(e)(f)		8,125	0
Petrobras Energia SA 7.375% 7/21/23 (c)		1,150	1,251
Petrobras Global Finance BV:
5.999% 1/27/28 (c)		5,936	5,908
6.125% 1/17/22		17,810	19,146
6.25% 3/17/24		3,550	3,793
8.75% 5/23/26		11,300	13,574
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		2,505	2,536
Petroleos de Venezuela SA:
5.375% 4/12/27		2,465	740
5.5% 4/12/37		3,215	973
6% 5/16/24 (c)		3,680	1,118
6% 11/15/26 (c)		4,090	1,241
8.5% 10/27/20 (c)		4,640	3,851
9.75% 5/17/35 (c)		13,215	4,526
12.75% 2/17/22 (c)		490	226
Petroleos Mexicanos:
4.625% 9/21/23		3,005	3,104
4.875% 1/24/22		1,755	1,841
4.875% 1/18/24		2,955	3,064
5.5% 1/21/21		1,985	2,118
6.375% 2/4/21		1,755	1,923
6.375% 1/23/45		4,660	4,742
6.5% 6/2/41		14,375	15,029
6.625% (c)(h)		6,135	6,166
6.75% 9/21/47		8,415	8,953
6.875% 8/4/26		1,045	1,189
PT Pertamina Persero 6.5% 5/27/41 (c)		1,570	1,868
QEP Resources, Inc. 5.25% 5/1/23		5,080	4,940
Range Resources Corp. 5% 3/15/23 (c)		7,785	7,727
RSP Permian, Inc.:
5.25% 1/15/25 (c)		1,275	1,294
6.625% 10/1/22		1,645	1,725
Sabine Pass Liquefaction LLC:
5% 3/15/27		5,615	5,987
5.875% 6/30/26		5,595	6,257
SemGroup Corp.:
6.375% 3/15/25 (c)		1,760	1,725
7.25% 3/15/26 (c)		3,290	3,306
Sibur Securities Dac 4.125% 10/5/23 (c)		1,650	1,650
SM Energy Co.:
5.625% 6/1/25		1,865	1,772
6.75% 9/15/26		1,495	1,495
Southern Star Central Corp. 5.125% 7/15/22 (c)		2,360	2,434
Southwestern Energy Co.:
4.1% 3/15/22		5,585	5,369
7.5% 4/1/26		2,660	2,766
7.75% 10/1/27		2,390	2,480
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21		5,335	5,590
6.375% 4/1/23		2,695	2,863
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25		1,885	1,942
5.375% 2/1/27		1,885	1,963
Teekay Corp. 8.5% 1/15/20		6,970	7,075
Teine Energy Ltd. 6.875% 9/30/22 (c)		4,205	4,279
Tennessee Gas Pipeline Co. 7.625% 4/1/37		1,550	1,978
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21		940	969
6.375% 5/1/24		1,490	1,617
Transportadora de Gas del Sur SA 9.625% 5/14/20 (c)		9,291	10,053
Ultra Resources, Inc.:
6.875% 4/15/22 (c)		2,620	2,672
7.125% 4/15/25 (c)		1,745	1,762
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		4,400	4,708
WPX Energy, Inc.:
5.25% 9/15/24		2,865	2,872
6% 1/15/22		7,990	8,260
YPF SA:
8.5% 3/23/21 (c)		9,735	10,925
8.75% 4/4/24 (c)		10,400	11,960
Zhaikmunai International BV 7.125% 11/13/19 (c)		775	788
			491,709
TOTAL ENERGY			539,267
FINANCIALS - 5.6%
Banks - 1.3%
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		1,425	1,499
Banco de Bogota SA 6.25% 5/12/26 (c)		1,625	1,775
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (c)		3,425	3,596
Banco Hipotecario SA 9.75% 11/30/20 (c)		10,710	12,193
Banco Macro SA 6.75% 11/4/26 (b)(c)		4,115	4,333
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (c)		1,200	1,223
6.369% 6/16/18 (c)		1,600	1,642
Banque Centrale de Tunisie 5.75% 1/30/25 (c)		1,955	1,902
BBVA Bancomer SA 7.25% 4/22/20 (c)		2,175	2,387
Biz Finance PLC 9.75% 1/22/25 (c)		600	645
BTA Bank JSC 5.5% 12/21/22 (c)		2,320	2,286
CBOM Finance PLC 7.5% 10/5/27 (b)(c)		3,275	2,816
CIT Group, Inc.:
5% 8/15/22		5,870	6,353
5.375% 5/15/20		587	630
Export Credit Bank of Turkey 5.875% 4/24/19 (c)		590	611
Export-Import Bank of Korea 6.2% 8/7/21 (c)	INR	125,600	1,913
Fidelity Bank PLC:
6.875% 5/9/18 (c)		1,235	1,231
6.875% 5/9/18 (Reg. S)		725	722
GTB Finance BV 6% 11/8/18 (c)		2,338	2,378
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		4,160	4,311
5.5% 8/6/22 (c)		2,655	2,789
JSC BGEO Group 6% 7/26/23 (c)		4,440	4,567
Kazkommertsbank Jsc Mtn Bank Ent 8.5% 5/11/18 (c)		5,180	5,318
SB Capital SA 5.5% 2/26/24 (b)(c)		2,445	2,494
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (c)		3,618	3,903
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(c)		2,115	2,118
Turkiye Halk Bankasi A/S:
3.875% 2/5/20 (c)		3,320	3,231
4.75% 6/4/19 (c)		2,900	2,914
Turkiye Is Bankasi A/S:
5.5% 4/21/19 (c)		960	984
5.5% 4/21/22 (c)		2,900	2,950
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (b)		6,085	6,210
Zenith Bank PLC:
6.25% 4/22/19 (c)		10,320	10,524
7.375% 5/30/22 (c)		6,470	6,680
			109,128
Capital Markets - 0.4%
Adient Global Holdings Ltd. 4.875% 8/15/26 (c)		3,750	3,834
AssuredPartners, Inc. 7% 8/15/25 (c)		1,425	1,459
BCD Acquisition, Inc. 9.625% 9/15/23 (c)		5,635	6,199
Morgan Stanley 1.75% 3/11/24	EUR	15,860	19,574
MSCI, Inc.:
5.25% 11/15/24 (c)		2,430	2,588
5.75% 8/15/25 (c)		2,375	2,592
			36,246
Consumer Finance - 2.2%
Ally Financial, Inc.:
4.125% 2/13/22		7,825	8,084
4.625% 3/30/25		5,770	6,051
5.125% 9/30/24		18,860	20,425
8% 11/1/31		73,089	94,278
Credito Real S.A.B. de CV 7.5% 3/13/19 (c)		2,880	2,981
General Motors Acceptance Corp. 8% 11/1/31		7,755	10,004
Navient Corp.:
5.875% 10/25/24		9,855	10,003
6.5% 6/15/22		2,705	2,869
7.25% 9/25/23		1,645	1,787
SLM Corp.:
5.5% 1/25/23		13,555	13,724
6.125% 3/25/24		4,880	5,031
7.25% 1/25/22		10,590	11,583
			186,820
Diversified Financial Services - 1.1%
1MDB Global Investments Ltd. 4.4% 3/9/23		2,000	1,902
Cimpor Financial Operations BV 5.75% 7/17/24 (c)		3,590	3,379
Eagle Holding Co. II LLC 7.625% 5/15/22 pay-in-kind(b)(c)		1,620	1,681
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (c)		2,280	2,474
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		15,890	16,367
6% 8/1/20		5,130	5,294
6.25% 2/1/22		2,335	2,434
6.75% 2/1/24		3,080	3,249
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (c)		2,970	3,169
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (c)		2,370	2,480
Pontis IV Ltd. 5.125% 3/31/27 (c)		1,220	1,231
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (c)		2,880	3,077
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (c)		3,200	3,128
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (c)		4,230	4,447
Sistema International Funding SA 6.95% 5/17/19 (c)		3,325	3,275
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (c)		9,790	11,145
Sparc Em Spc 0% 12/5/22 (c)		425	387
Springleaf Financial Corp.:
6.125% 5/15/22		2,655	2,812
7.75% 10/1/21		555	627
8.25% 12/15/20		2,795	3,158
TMK Capital SA 6.75% 4/3/20 (Reg. S)		1,125	1,180
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (c)		3,020	3,141
Vertiv Inter Holding Corp. 12% 2/15/22 pay-in-kind (b)(c)		5,235	5,889
Wendel SA:
1% 4/20/23 (Reg. S)	EUR	2,800	3,300
2.75% 10/2/24 (Reg. S)	EUR	5,500	7,123
			96,349
Insurance - 0.3%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (c)		9,415	9,954
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (c)		8,430	8,778
USIS Merger Sub, Inc. 6.875% 5/1/25 (c)		3,490	3,555
			22,287
Thrifts & Mortgage Finance - 0.3%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (c)		20,310	22,413
TOTAL FINANCIALS			473,243
HEALTH CARE - 2.3%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (c)		1,990	2,015
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 6.375% 7/1/23 (c)		1,715	1,848
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (c)		1,870	1,973
Hologic, Inc. 5.25% 7/15/22 (c)		4,120	4,326
			8,147
Health Care Providers & Services - 1.9%
Community Health Systems, Inc.:
6.25% 3/31/23		7,815	7,678
6.875% 2/1/22		20,040	15,731
7.125% 7/15/20		4,690	4,233
Double Eagle Acquisition Sub, Inc. 7.5% 10/1/24 (c)		1,323	1,469
Envision Healthcare Corp. 6.25% 12/1/24 (c)		3,725	3,995
HCA Holdings, Inc.:
4.75% 5/1/23		5,215	5,502
5.25% 4/15/25		11,820	12,780
5.25% 6/15/26		4,600	4,957
5.375% 2/1/25		7,665	8,077
5.875% 3/15/22		10,760	11,917
5.875% 5/1/23		6,100	6,634
5.875% 2/15/26		9,405	10,099
7.5% 2/15/22		10,195	11,696
HealthSouth Corp. 5.75% 11/1/24		8,045	8,256
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.375% 8/1/23 (c)		3,730	3,903
MPH Acquisition Holdings LLC 7.125% 6/1/24 (c)		2,000	2,150
Quintiles Transnational Corp. 4.875% 5/15/23 (c)		2,960	3,078
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		2,105	2,173
Tenet Healthcare Corp.:
4.625% 7/15/24 (c)		1,775	1,759
6.75% 6/15/23		4,280	4,109
6.875% 11/15/31		9,855	8,623
7.5% 1/1/22 (c)		2,130	2,255
8.125% 4/1/22		4,835	4,920
Tennessee Merger Sub, Inc. 6.375% 2/1/25 (c)		5,300	5,022
THC Escrow Corp. III:
5.125% 5/1/25 (c)		1,775	1,751
7% 8/1/25(c)		3,545	3,332
Vizient, Inc. 10.375% 3/1/24 (c)		4,030	4,629
Wellcare Health Plans, Inc. 5.25% 4/1/25		2,715	2,858
West Street Merger Sub, Inc. 6.375% 9/1/25 (c)		1,770	1,761
			165,347
Pharmaceuticals - 0.3%
Valeant Pharmaceuticals International, Inc.:
5.875% 5/15/23 (c)		14,490	12,806
6.5% 3/15/22 (c)		3,520	3,722
6.75% 8/15/21 (c)		1,715	1,683
7% 3/15/24 (c)		5,280	5,637
			23,848
TOTAL HEALTH CARE			199,357
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.3%
DAE Funding LLC:
4% 8/1/20 (c)		2,035	2,076
4.5% 8/1/22 (c)		2,545	2,608
5% 8/1/24 (c)		3,500	3,588
Huntington Ingalls Industries, Inc. 5% 11/15/25 (c)		3,490	3,769
KLX, Inc. 5.875% 12/1/22 (c)		10,020	10,498
TransDigm, Inc. 6.375% 6/15/26		3,555	3,642
			26,181
Air Freight & Logistics - 0.1%
Rumo Luxembourg Sarl 7.375% 2/9/24 (c)		6,340	6,863
XPO Logistics, Inc. 6.125% 9/1/23 (c)		2,935	3,063
			9,926
Airlines - 0.2%
Air Canada 2013-1 Pass Through 5.375% 11/15/22 (c)		1,078	1,137
Allegiant Travel Co. 5.5% 7/15/19		1,170	1,209
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		296	313
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24		1,602	1,826
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		1,708	1,746
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		355	359
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 10/22/23		3,155	3,709
Series 2012-2 Class B, 6.75% 6/3/21		1,272	1,399
Series 2013-1 Class B, 5.375% 11/15/21		1,658	1,764
			13,462
Building Products - 0.0%
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (c)		1,225	1,259
6.125% 4/1/25 (c)		1,225	1,265
USG Corp. 4.875% 6/1/27 (c)		930	971
			3,495
Commercial Services & Supplies - 0.5%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (c)		3,270	3,417
APX Group, Inc.:
7.625% 9/1/23 (c)		4,955	5,209
7.875% 12/1/22		8,605	9,358
8.75% 12/1/20		6,550	6,755
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (c)		1,375	1,411
Covanta Holding Corp.:
5.875% 3/1/24		2,775	2,768
5.875% 7/1/25		950	935
Harland Clarke Holdings Corp. 8.375% 8/15/22 (c)		2,370	2,536
KAR Auction Services, Inc. 5.125% 6/1/25 (c)		3,030	3,151
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (c)		3,070	3,101
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (c)		1,100	1,163
			39,804
Construction & Engineering - 0.2%
AECOM 5.125% 3/15/27		3,565	3,685
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (c)		6,720	7,232
Cementos Progreso Trust 7.125% 11/6/23 (c)		2,045	2,181
Odebrecht Finance Ltd.:
4.375% 4/25/25 (c)		8,814	3,327
5.25% 6/27/29 (c)		3,235	1,213
7.125% 6/26/42 (c)		4,525	1,697
			19,335
Electrical Equipment - 0.1%
Sensata Technologies BV 5% 10/1/25 (c)		3,860	4,069
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (c)		1,360	1,480
Machinery - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21		5,650	5,848
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (c)		935	774
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (c)		3,645	3,599
			4,373
Professional Services - 0.0%
IHS Markit Ltd. 4.75% 2/15/25 (c)		2,770	2,964
Road & Rail - 0.0%
JSC Georgian Railway 7.75% 7/11/22 (c)		1,490	1,654
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (c)		1,660	1,826
			3,480
Trading Companies & Distributors - 0.3%
Aircastle Ltd.:
5% 4/1/23		2,105	2,252
5.5% 2/15/22		3,785	4,135
Ashtead Capital, Inc. 5.625% 10/1/24 (c)		3,925	4,219
Avantor, Inc. 6% 10/1/24 (c)		3,550	3,639
Brenntag Finance BV 1.125% 9/27/25 (Reg. S)	EUR	4,900	5,750
FLY Leasing Ltd. 5.25% 10/15/24 (d)		2,775	2,785
United Rentals North America, Inc. 5.5% 5/15/27		2,355	2,511
			25,291
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (c)		4,055	4,323
Global Ports Finance PLC 6.872% 1/25/22 (c)		2,940	3,109
			7,432
TOTAL INDUSTRIALS			167,140
INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.2%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (c)		8,655	9,032
Brocade Communications Systems, Inc. 4.625% 1/15/23		2,840	2,911
CommScope Technologies Finance LLC 5% 3/15/27 (c)		3,775	3,784
			15,727
Electronic Equipment & Components - 0.1%
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (c)		8,230	9,711
TTM Technologies, Inc. 5.625% 10/1/25 (c)		1,190	1,204
			10,915
Internet Software & Services - 0.2%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (c)		7,275	7,966
Camelot Finance SA 7.875% 10/15/24 (c)		1,670	1,799
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24 (c)		945	995
5.375% 3/15/27 (c)		810	869
GTT Communications, Inc. 7.875% 12/31/24 (c)		1,745	1,854
			13,483
IT Services - 0.1%
CDW LLC/CDW Finance Corp. 5% 9/1/25		1,895	1,990
Ceridian HCM Holding, Inc. 11% 3/15/21 (c)		2,010	2,133
Everi Payments, Inc. 10% 1/15/22		3,725	4,042
Gartner, Inc. 5.125% 4/1/25 (c)		1,750	1,846
			10,011
Semiconductors & Semiconductor Equipment - 0.6%
Entegris, Inc. 6% 4/1/22 (c)		1,150	1,202
Micron Technology, Inc.:
5.25% 8/1/23 (c)		1,545	1,611
5.25% 1/15/24 (c)		3,250	3,421
5.5% 2/1/25		2,858	3,047
7.5% 9/15/23		3,440	3,823
Microsemi Corp. 9.125% 4/15/23 (c)		755	864
NXP BV/NXP Funding LLC:
4.625% 6/15/22 (c)		4,280	4,580
4.625% 6/1/23 (c)		3,520	3,784
5.75% 3/15/23 (c)		13,101	13,674
Qorvo, Inc.:
6.75% 12/1/23		2,750	2,994
7% 12/1/25		8,399	9,596
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (c)		3,690	4,041
Versum Materials, Inc. 5.5% 9/30/24 (c)		1,935	2,051
			54,688
Software - 0.5%
Ensemble S Merger Sub, Inc. 9% 9/30/23 (c)		6,240	6,466
Greeneden U.S. Holdings II LLC 10% 11/30/24 (c)		5,130	5,797
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (c)		1,330	1,362
Open Text Corp. 5.875% 6/1/26 (c)		2,805	3,078
Parametric Technology Corp. 6% 5/15/24		1,135	1,223
SS&C Technologies Holdings, Inc. 5.875% 7/15/23		2,985	3,150
Symantec Corp. 5% 4/15/25 (c)		3,025	3,163
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (c)		4,260	4,537
10.5% 2/1/24 (c)		8,565	9,175
			37,951
TOTAL INFORMATION TECHNOLOGY			142,775
MATERIALS - 3.4%
Chemicals - 1.1%
Braskem Finance Ltd.:
5.375% 5/2/22 (c)		3,350	3,559
5.75% 4/15/21 (c)		1,800	1,937
6.45% 2/3/24		1,975	2,226
Hexion, Inc. 10.375% 2/1/22 (c)		1,350	1,296
Kraton Polymers LLC/Kraton Polymers Capital Corp. 10.5% 4/15/23 (c)		2,370	2,708
Momentive Performance Materials, Inc.:
3.88% 10/24/21		37,507	37,918
4.69% 4/24/22		12,150	11,694
10% 10/15/20 (e)(f)		12,150	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (e)(f)		37,507	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (c)		4,435	4,490
5.25% 6/1/27 (c)		3,800	3,838
Nufarm Australia Ltd. 6.375% 10/15/19 (c)		1,725	1,760
OCP SA 5.625% 4/25/24 (c)		1,140	1,228
Platform Specialty Products Corp.:
6.5% 2/1/22 (c)		3,700	3,834
10.375% 5/1/21 (c)		1,120	1,221
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (c)		2,870	2,963
The Chemours Co. LLC 5.375% 5/15/27		1,460	1,515
TPC Group, Inc. 8.75% 12/15/20 (c)		6,250	6,063
Tronox Finance PLC 5.75% 10/1/25 (c)		1,615	1,655
Valvoline Finco Two LLC 5.5% 7/15/24 (c)		1,370	1,462
			91,367
Construction Materials - 0.1%
CEMEX Finance LLC:
6% 4/1/24 (c)		1,850	1,966
9.375% 10/12/22 (c)		1,920	2,011
CEMEX S.A.B. de CV 7.75% 4/16/26 (c)		1,630	1,873
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)(c)		1,435	1,492
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (c)		1,490	1,535
U.S. Concrete, Inc. 6.375% 6/1/24		1,815	1,956
Union Andina de Cementos SAA 5.875% 10/30/21 (c)		1,825	1,924
			12,757
Containers & Packaging - 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (c)		3,725	3,826
6% 6/30/21 (c)		2,530	2,600
6% 2/15/25 (c)		5,980	6,331
7.25% 5/15/24 (c)		6,655	7,300
Crown Cork & Seal, Inc.:
7.375% 12/15/26		5,240	6,157
7.5% 12/15/96		4,010	4,025
Flex Acquisition Co., Inc. 6.875% 1/15/25 (c)		1,615	1,677
Sealed Air Corp. 5.25% 4/1/23 (c)		2,170	2,338
			34,254
Metals & Mining - 1.8%
Alcoa Nederland Holding BV:
6.75% 9/30/24 (c)		2,525	2,796
7% 9/30/26 (c)		2,090	2,367
Aleris International, Inc. 6% 6/1/20 (c)(f)		30	30
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (c)		2,750	2,918
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (c)		1,145	1,199
Cliffs Natural Resources, Inc. 5.75% 3/1/25 (c)		3,540	3,398
Compania Minera Ares SAC 7.75% 1/23/21 (c)		4,745	4,976
EVRAZ Group SA:
5.375% 3/20/23 (c)		5,000	5,141
8.25% 1/28/21 (Reg. S)		5,440	6,120
Ferrexpo Finance PLC:
10.375% 4/7/19 (c)		290	308
10.375% 4/7/19 (c)		526	559
10.375% 4/7/19 (Reg. S)		650	690
First Quantum Minerals Ltd.:
7% 2/15/21 (c)		4,470	4,599
7.25% 5/15/22 (c)		2,630	2,692
7.25% 4/1/23 (c)		8,935	9,203
7.5% 4/1/25 (c)		4,370	4,468
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (c)		2,325	2,354
5.125% 5/15/24 (c)		2,860	2,896
Freeport-McMoRan, Inc.:
3.55% 3/1/22		1,870	1,841
3.875% 3/15/23		5,605	5,521
5.4% 11/14/34		1,770	1,690
5.45% 3/15/43		11,570	10,811
6.75% 2/1/22		5,415	5,645
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (c)		1,665	1,711
4.875% 10/7/20 (Reg. S)		450	462
GTL Trade Finance, Inc. 5.893% 4/29/24 (c)		1,700	1,811
JMC Steel Group, Inc. 9.875% 6/15/23 (c)		2,450	2,762
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (c)		2,105	2,358
Lundin Mining Corp.:
7.5% 11/1/20 (c)		1,295	1,347
7.875% 11/1/22 (c)		185	201
Metalloinvest Finance Designated Activity Co. 4.85% 5/2/24 (c)		1,275	1,295
Metinvest BV 9.3725% 12/31/21 pay-in-kind (b)		15,303	15,489
Mirabela Nickel Ltd. 1% 9/10/44 pay-in-kind (c)(e)(f)		13	0
Murray Energy Corp. 11.25% 4/15/21 (c)		4,590	2,737
Polyus Finance PLC 5.25% 2/7/23 (c)		1,225	1,280
Southern Copper Corp. 7.5% 7/27/35		2,205	2,860
Stillwater Mining Co.:
6.125% 6/27/22 (c)		6,690	6,794
7.125% 6/27/25 (c)		3,175	3,270
United States Steel Corp. 8.375% 7/1/21 (c)		7,995	8,834
Vale Overseas Ltd.:
4.375% 1/11/22		2,290	2,386
5.875% 6/10/21		1,125	1,237
6.875% 11/21/36		1,270	1,454
Vedanta Resources PLC:
6.375% 7/30/22 (c)		4,690	4,878
8.25% 6/7/21 (c)		2,990	3,349
VM Holding SA 5.375% 5/4/27 (c)		4,665	4,898
			153,635
Paper & Forest Products - 0.0%
Boise Cascade Co. 5.625% 9/1/24 (c)		1,355	1,424
NewPage Corp.:
3 month U.S. LIBOR + 6.250% 0% 5/1/12 (b)(e)(f)(g)		2,460	0
11.375% 12/31/2114 (e)(f)		3,825	0
Sino-Forest Corp. 6.25% 10/21/17 (c)(e)(f)		4,925	0
			1,424
TOTAL MATERIALS			293,437
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equinix, Inc. 5.375% 5/15/27		2,725	2,960
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		3,890	3,987
5.25% 8/1/26		1,325	1,368
6.375% 2/15/22		3,670	3,789
			12,104
Real Estate Management & Development - 0.3%
Grand City Properties SA:
1.375% 8/3/26 (Reg. S)	EUR	4,700	5,483
1.5% 4/17/25 (Reg. S)	EUR	2,500	2,996
Howard Hughes Corp. 5.375% 3/15/25 (c)		3,780	3,856
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		15	18
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (c)		1,850	2,081
Mattamy Group Corp. 6.875% 12/15/23 (c)		2,740	2,862
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (c)		6,295	6,460
			23,756
TOTAL REAL ESTATE			35,860
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 2.3%
Altice Financing SA:
6.5% 1/15/22 (c)		9,695	10,083
6.625% 2/15/23 (c)		7,355	7,796
7.5% 5/15/26 (c)		7,120	7,832
Altice Finco SA 8.125% 1/15/24 (c)		7,845	8,473
AT&T, Inc.:
2.35% 9/4/29	EUR	3,525	4,224
3.15% 9/4/36	EUR	3,400	4,049
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)		1,710	1,778
Citizens Communications Co.:
7.875% 1/15/27		2,505	1,804
9% 8/15/31		3,545	2,756
GCI, Inc. 6.875% 4/15/25		3,760	4,042
GTH Finance BV:
6.25% 4/26/20 (c)		1,575	1,669
7.25% 4/26/23 (c)		9,755	11,066
Lynx II Corp. 6.375% 4/15/23 (c)		1,555	1,623
Sable International Finance Ltd. 6.875% 8/1/22 (c)		16,730	17,985
SFR Group SA:
6% 5/15/22 (c)		31,420	32,834
6.25% 5/15/24 (c)		33,197	35,056
7.375% 5/1/26 (c)		14,640	15,811
Sprint Capital Corp.:
6.875% 11/15/28		4,132	4,628
8.75% 3/15/32		3,187	4,075
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (c)		3,430	3,567
U.S. West Communications:
6.875% 9/15/33		1,925	1,884
7.25% 9/15/25		420	465
7.25% 10/15/35		1,205	1,205
UPCB Finance IV Ltd. 5.375% 1/15/25 (c)		4,110	4,274
Virgin Media Finance PLC 4.875% 2/15/22		4,640	4,512
			193,491
Wireless Telecommunication Services - 2.5%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	70,700	3,693
Comcel Trust 6.875% 2/6/24 (c)		1,485	1,582
Digicel Group Ltd.:
6% 4/15/21 (c)		745	727
6.75% 3/1/23 (c)		1,330	1,303
7.125% 4/1/22 (c)		16,995	15,395
8.25% 9/30/20 (c)		8,800	8,597
Intelsat Jackson Holdings SA:
5.5% 8/1/23		12,550	10,636
7.25% 10/15/20		19,630	18,894
7.5% 4/1/21		5,670	5,372
9.75% 7/15/25 (c)		4,460	4,505
Millicom International Cellular SA:
6% 3/15/25 (c)		6,925	7,410
6.625% 10/15/21 (c)		8,145	8,410
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (c)		2,285	2,456
Neptune Finco Corp.:
6.625% 10/15/25 (c)		5,345	5,853
10.125% 1/15/23 (c)		5,590	6,449
10.875% 10/15/25 (c)		5,974	7,385
Sprint Communications, Inc. 6% 11/15/22		9,930	10,630
Sprint Corp.:
7.125% 6/15/24		18,887	21,248
7.625% 2/15/25		10,515	12,059
7.875% 9/15/23		9,580	11,113
T-Mobile U.S.A., Inc.:
6% 4/15/24		5,590	5,932
6.375% 3/1/25		19,464	20,957
6.5% 1/15/24		18,543	19,758
Telesat Canada/Telesat LLC 8.875% 11/15/24 (c)		2,910	3,277
			213,641
TOTAL TELECOMMUNICATION SERVICES			407,132
UTILITIES - 2.1%
Electric Utilities - 0.2%
EDF SA 1.875% 10/13/36 (Reg. S)	EUR	5,600	6,013
InterGen NV 7% 6/30/23 (c)		1,545	1,506
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		1,175	1,512
Pampa Holding SA 7.5% 1/24/27 (c)		4,065	4,418
RJS Power Holdings LLC 4.625% 7/15/19 (b)(c)		691	682
			14,131
Gas Utilities - 0.2%
Southern Natural Gas Co.:
7.35% 2/15/31		8,245	10,647
8% 3/1/32		6,000	8,159
			18,806
Independent Power and Renewable Electricity Producers - 1.7%
Dynegy, Inc.:
7.375% 11/1/22		11,735	12,219
7.625% 11/1/24		13,340	13,824
8% 1/15/25 (c)		6,400	6,624
8.125% 1/30/26 (c)		7,070	7,282
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (e)		25,663	36,634
12.25% 3/1/22 (b)(c)(e)		31,213	47,678
Listrindo Capital BV 4.95% 9/14/26 (c)		1,880	1,908
NextEra Energy Partners LP:
4.25% 9/15/24 (c)		2,350	2,400
4.5% 9/15/27 (c)		1,635	1,666
Pattern Energy Group, Inc. 5.875% 2/1/24 (c)		1,680	1,772
PPL Energy Supply LLC 6.5% 6/1/25		3,040	2,318
TerraForm Power Operating LLC:
6.375% 2/1/23 (b)(c)		10,330	10,743
6.625% 6/15/25 (b)(c)		2,610	2,780
			147,848
TOTAL UTILITIES			180,785

TOTAL NONCONVERTIBLE BONDS			3,089,916

TOTAL CORPORATE BONDS
(Cost $2,909,965)			3,090,451

U.S. Government and Government Agency Obligations - 17.6%
U.S. Government Agency Obligations - 0.1%
Tennessee Valley Authority:
5.25% 9/15/39		$968	$1,269
5.375% 4/1/56		1,700	2,314

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			3,583

U.S. Treasury Inflation-Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 1% 2/15/46		8,153	8,273
U.S. Treasury Obligations - 17.1%
U.S. Treasury Bonds:
2.5% 2/15/46		16,112	14,977
2.75% 8/15/47		8,356	8,169
2.875% 8/15/45		22,540	22,627
3% 11/15/45		1,000	1,028
3% 2/15/47		47,804	49,139
3% 5/15/47		12,000	12,339
3.625% 2/15/44 (i)(j)		65,247	74,930
4.25% 5/15/39		34,900	43,635
4.75% 2/15/37		24,754	32,855
5.25% 2/15/29		7,107	9,145
6.125% 8/15/29 (i)		33,824	46,902
7.875% 2/15/21		5,350	6,429
U.S. Treasury Notes:
0.75% 7/15/19		11,566	11,421
0.875% 6/15/19		6,759	6,693
0.875% 9/15/19		19,901	19,669
1.125% 9/30/21		52,169	50,781
1.25% 4/30/19		17,000	16,950
1.25% 5/31/19		23,000	22,926
1.375% 7/31/19		12,948	12,926
1.375% 9/30/19		23,000	22,950
1.375% 9/15/20		17,089	16,968
1.375% 1/31/21		3,000	2,968
1.375% 8/31/23		4,000	3,847
1.5% 4/15/20		51,324	51,224
1.5% 7/15/20		64,023	63,835
1.5% 8/15/26		2,255	2,111
1.625% 4/30/19		11,195	11,226
1.625% 6/30/19		48,746	48,879
1.625% 8/31/22		50,000	49,297
1.75% 5/31/22		18,000	17,876
1.75% 6/30/22		45,665	45,319
1.875% 1/31/22		7,832	7,833
1.875% 3/31/22		119,926	119,840
1.875% 7/31/22		23,388	23,330
1.875% 8/31/24		6,300	6,185
2% 9/30/20		78,458	79,276
2% 12/31/21		66,926	67,318
2% 9/30/24		102,434	102,114
2% 8/15/25		10,998	10,805
2% 11/15/26		52,495	51,133
2.125% 6/30/21		10,000	10,128
2.125% 7/31/24		81,110	80,948
2.125% 5/15/25		9,822	9,755
2.25% 7/31/21		60,289	61,309
2.25% 2/15/27		16,472	16,365
2.25% 8/15/27		3,656	3,629
2.375% 5/15/27		9,500	9,535

TOTAL U.S. TREASURY OBLIGATIONS			1,459,544

Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 1.5822% 12/7/20 (NCUA Guaranteed) (b)(g)		950	950
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 1.6806% 1/8/20 (NCUA Guaranteed) (b)(g)		2,293	2,299
Series 2011-R4 Class 1A, 1 month U.S. LIBOR + 0.380% 1.6072% 3/6/20 (NCUA Guaranteed) (b)(g)		32	32
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		23,400	24,547

TOTAL OTHER GOVERNMENT RELATED			27,828

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,497,488)			1,499,228

U.S. Government Agency - Mortgage Securities - 0.5%
Fannie Mae - 0.2%
12 month U.S. LIBOR + 1.365% 2.75% 10/1/35 (b)(g)		17	18
12 month U.S. LIBOR + 1.415% 2.915% 11/1/33 (b)(g)		13	14
12 month U.S. LIBOR + 1.495% 2.962% 1/1/35 (b)(g)		107	111
12 month U.S. LIBOR + 1.553% 3.322% 6/1/36 (b)(g)		21	21
12 month U.S. LIBOR + 1.565% 3.315% 3/1/37 (b)(g)		22	23
12 month U.S. LIBOR + 1.617% 3.172% 3/1/33 (b)(g)		55	58
12 month U.S. LIBOR + 1.643% 2.815% 9/1/36 (b)(g)		29	30
12 month U.S. LIBOR + 1.645% 3.31% 6/1/47 (b)(g)		55	59
12 month U.S. LIBOR + 1.725% 2.588% 6/1/42 (b)(g)		192	198
12 month U.S. LIBOR + 1.728% 3.378% 11/1/36 (b)(g)		18	19
12 month U.S. LIBOR + 1.745% 3.374% 7/1/35 (b)(g)		87	91
12 month U.S. LIBOR + 1.760% 3.336% 2/1/37 (b)(g)		293	309
12 month U.S. LIBOR + 1.800% 2.758% 1/1/42 (b)(g)		673	706
12 month U.S. LIBOR + 1.800% 3.558% 7/1/41 (b)(g)		174	181
12 month U.S. LIBOR + 1.805% 3.029% 10/1/41 (b)(g)		57	61
12 month U.S. LIBOR + 1.815% 2.944% 11/1/40 (b)(g)		63	66
12 month U.S. LIBOR + 1.818% 2.688% 2/1/42 (b)(g)		1,011	1,060
12 month U.S. LIBOR + 1.818% 3.023% 9/1/41 (b)(g)		110	117
12 month U.S. LIBOR + 1.818% 3.243% 7/1/41 (b)(g)		149	156
12 month U.S. LIBOR + 1.830% 3.378% 10/1/41 (b)(g)		100	107
12 month U.S. LIBOR + 1.851% 3.573% 5/1/36 (b)(g)		20	21
12 month U.S. LIBOR + 1.885% 3.631% 4/1/36 (b)(g)		136	144
12 month U.S. LIBOR + 2.176% 3.778% 8/1/35 (b)(g)		204	213
6 month U.S. LIBOR + 1.550% 2.925% 9/1/33 (b)(g)		235	243
6 month U.S. LIBOR + 1.550% 2.925% 11/1/35 (b)(g)		212	219
U.S. TREASURY 1 YEAR INDEX + 1.965% 2.84% 2/1/36 (b)(g)		9	10
4% 5/1/29		7,648	8,064
4.5% 11/1/25 to 6/1/41		4,314	4,628
5% 2/1/22 to 4/1/22		22	23
5.5% 10/1/20 to 4/1/21		471	486
6% 1/1/34 to 6/1/36		1,804	2,050
6.5% 2/1/18 to 8/1/36		2,602	2,976

TOTAL FANNIE MAE			22,482

Freddie Mac - 0.1%
12 month U.S. LIBOR + 1.325% 2.79% 1/1/36 (b)(g)		46	47
12 month U.S. LIBOR + 1.325% 2.95% 3/1/37 (b)(g)		15	15
12 month U.S. LIBOR + 1.600% 3.35% 7/1/35 (b)(g)		94	97
12 month U.S. LIBOR + 1.754% 3.098% 9/1/41 (b)(g)		1,038	1,075
12 month U.S. LIBOR + 1.793% 3.32% 4/1/37 (b)(g)		32	33
12 month U.S. LIBOR + 1.874% 3.432% 10/1/42 (b)(g)		620	647
12 month U.S. LIBOR + 1.877% 3.215% 4/1/41 (b)(g)		101	106
12 month U.S. LIBOR + 1.880% 3.03% 10/1/41 (b)(g)		586	607
12 month U.S. LIBOR + 1.880% 3.222% 9/1/41 (b)(g)		114	121
12 month U.S. LIBOR + 1.910% 3.282% 6/1/41 (b)(g)		120	125
12 month U.S. LIBOR + 1.910% 3.421% 5/1/41 (b)(g)		107	113
12 month U.S. LIBOR + 1.910% 3.625% 5/1/41 (b)(g)		146	153
12 month U.S. LIBOR + 1.910% 3.647% 6/1/41 (b)(g)		142	148
12 month U.S. LIBOR + 2.045% 3.81% 7/1/36 (b)(g)		51	54
6 month U.S. LIBOR + 1.445% 2.82% 3/1/35 (b)(g)		40	41
6 month U.S. LIBOR + 1.647% 3.025% 2/1/37 (b)(g)		38	39
6 month U.S. LIBOR + 1.675% 3.05% 6/1/37 (b)(g)		25	26
6 month U.S. LIBOR + 1.685% 3.063% 1/1/37 (b)(g)		187	195
6 month U.S. LIBOR + 1.720% 3.095% 8/1/37 (b)(g)		47	48
6 month U.S. LIBOR + 1.746% 2.967% 5/1/37 (b)(g)		23	24
6 month U.S. LIBOR + 1.932% 3.25% 10/1/36 (b)(g)		197	205
6 month U.S. LIBOR + 1.976% 3.34% 10/1/35 (b)(g)		105	111
6 month U.S. LIBOR + 2.010% 3.385% 5/1/37 (b)(g)		345	357
6 month U.S. LIBOR + 2.010% 3.385% 5/1/37 (b)(g)		157	166
6 month U.S. LIBOR + 2.040% 3.415% 6/1/37 (b)(g)		87	90
6 month U.S. LIBOR + 2.066% 3.428% 6/1/37 (b)(g)		35	37
6 month U.S. LIBOR + 2.755% 4.096% 10/1/35 (b)(g)		27	29
U.S. TREASURY 1 YEAR INDEX + 2.035% 2.889% 6/1/33 (b)(g)		150	156
U.S. TREASURY 1 YEAR INDEX + 2.383% 3.075% 2/1/36 (b)(g)		3	3
U.S. TREASURY 1 YEAR INDEX + 2.548% 3.548% 7/1/35 (b)(g)		97	103
6% 1/1/24		561	601
6.5% 5/1/18 to 3/1/22		162	173

TOTAL FREDDIE MAC			5,745

Ginnie Mae - 0.2%
6% 6/15/36		2,115	2,460
4.297% 8/20/61 (b)(k)		1,177	1,196
4.646% 2/20/62 (b)(k)		1,210	1,246
4.676% 2/20/62 (b)(k)		1,663	1,704
4.688% 1/20/62 (b)(k)		8,114	8,304
5.47% 8/20/59 (k)		22	23

TOTAL GINNIE MAE			14,933

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $42,704)			43,160

Asset-Backed Securities - 0.4%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27		$18,096	$18,019
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 1.4872% 5/28/30 (b)(g)		1,978	1,977
Illinois Student Assistance Commission Student Loan Rev. Series 2010-1 Class A2, 3 month U.S. LIBOR + 1.050% 2.2062% 4/25/22 (b)(g)		712	714
Navient Student Loan Trust Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 1.5372% 7/26/66 (b)(c)(g)		4,686	4,686
Class A2, 1 month U.S. LIBOR + 0.600% 1.8372% 7/26/66 (b)(c)(g)		5,578	5,617
TOTAL ASSET-BACKED SECURITIES
(Cost $31,050)			31,013

Collateralized Mortgage Obligations - 3.7%
U.S. Government Agency - 3.7%
Fannie Mae:
floater Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 2.1672% 6/25/36 (b)(g)		2,376	2,415
planned amortization class:
Series 2003-70 Class BJ, 5% 7/25/33		263	287
Series 2005-19 Class PA, 5.5% 7/25/34		564	587
Series 2005-27 Class NE, 5.5% 5/25/34		146	147
Series 2005-64 Class PX, 5.5% 6/25/35		672	724
Series 2005-68 Class CZ, 5.5% 8/25/35		2,364	2,642
Series 2010-118 Class PB, 4.5% 10/25/40		2,535	2,675
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23		452	477
Series 2004-91 Class Z, 5% 12/25/34		2,117	2,315
Series 2005-117 Class JN, 4.5% 1/25/36		468	496
Series 2005-14 Class ZB, 5% 3/25/35		794	867
Series 2006-72 Class CY, 6% 8/25/26		645	696
Series 2009-59 Class HB, 5% 8/25/39		1,193	1,308
Series 201-75 Class AL, 3.5% 8/25/26		5,343	5,581
Series 2010-97 Class CX, 4.5% 9/25/25		3,300	3,525
Series 2011-80:
Class HE, 3.5% 8/25/26		1,876	1,973
Class KB, 3.5% 8/25/26		2,913	3,049
Series 2009-85 Class IB, 4.5% 8/25/24 (l)		88	4
Series 2009-93 Class IC, 4.5% 9/25/24 (l)		126	5
Series 2010-139 Class NI, 4.5% 2/25/40 (l)		1,333	147
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 2.1572% 3/25/36 (b)(g)		1,493	1,527
Series 2010-97 Class CI, 4.5% 8/25/25 (l)		335	19
Series 2011-67 Class AI, 4% 7/25/26 (l)		381	36
Series 2012-27 Class EZ, 4.25% 3/25/42		2,851	3,061
Series 2016-26 Class CG, 3% 5/25/46		5,197	5,303
Freddie Mac:
floater:
Series 2630 Class FL, 1 month U.S. LIBOR + 0.500% 1.7344% 6/15/18 (b)(g)		1	1
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 2.1344% 2/15/33 (b)(g)		758	772
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 1.6344% 3/15/34 (b)(g)		923	927
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		30	32
Series 2996 Class MK, 5.5% 6/15/35		76	83
Series 3415 Class PC, 5% 12/15/37		329	357
Series 3763 Class QA, 4% 4/15/34		115	115
Series 3840 Class VA, 4.5% 9/15/27		1,414	1,450
Series 3857 Class ZP, 5% 5/15/41		1,022	1,199
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		3,865	4,306
Series 2303 Class ZV, 6% 4/15/31		74	82
Series 2877 Class ZD, 5% 10/15/34		2,594	2,829
Series 3745 Class KV, 4.5% 12/15/26		2,511	2,688
Series 3806 Class L, 3.5% 2/15/26		2,700	2,844
Series 3862 Class MB, 3.5% 5/15/26		3,108	3,251
Series 3843 Class PZ, 5% 4/15/41		1,025	1,185
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		2,091	2,186
Series 4341 Class ML, 3.5% 11/15/31		2,851	2,969
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 1.7361% 7/20/37 (b)(g)		503	506
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 1.7161% 1/20/38 (b)(g)		124	124
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 2.0961% 8/20/38 (b)(g)		806	818
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 2.1361% 9/20/38 (b)(g)		712	728
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 1.8344% 11/16/39 (b)(g)		548	553
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 1.7644% 12/16/39 (b)(g)		410	413
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.5656% 7/20/60 (b)(g)(k)		3,515	3,491
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.5306% 9/20/60 (b)(g)(k)		4,332	4,299
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.5306% 8/20/60 (b)(g)(k)		4,783	4,754
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 1.6106% 12/20/60 (b)(g)(k)		1,610	1,601
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 1.7306% 12/20/60 (b)(g)(k)		2,684	2,684
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 1.7306% 2/20/61 (b)(g)(k)		5,564	5,564
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 1.7206% 2/20/61 (b)(g)(k)		6,563	6,562
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 1.7306% 4/20/61 (b)(g)(k)		2,285	2,285
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 1.7306% 5/20/61 (b)(g)(k)		2,736	2,732
Class FC, 1 month U.S. LIBOR + 0.500% 1.7306% 5/20/61 (b)(g)(k)		2,479	2,478
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 1.7606% 6/20/61 (b)(g)(k)		3,167	3,170
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.8306% 10/20/61 (b)(g)(k)		3,440	3,450
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 1.9306% 11/20/61 (b)(g)(k)		2,950	2,966
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 1.9306% 1/20/62 (b)(g)(k)		1,950	1,961
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 1.8606% 1/20/62 (b)(g)(k)		2,871	2,880
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 1.8606% 3/20/62 (b)(g)(k)		1,836	1,843
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.8806% 5/20/61 (b)(g)(k)		1,219	1,222
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 1.8306% 8/20/63 (b)(g)(k)		460	462
Class FD, 1 month U.S. LIBOR + 0.600% 1.8306% 8/20/63 (b)(g)(k)		1,164	1,167
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.5106% 5/20/63 (b)(g)(k)		4,831	4,829
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.4306% 4/20/63 (b)(g)(k)		4,907	4,902
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40		3,810	4,297
Series 2011-136 Class WI, 4.5% 5/20/40 (l)		881	106
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		4,540	4,907
Series 2013-H06 Class HA, 1.65% 1/20/63 (k)		1,493	1,486
Series 2014-H04 Class HA, 2.75% 2/20/64 (k)		13,282	13,448
Series 2014-H12 Class KA, 2.75% 5/20/64 (k)		2,065	2,080
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 1.7306% 9/20/62(b)(g)(k)		6,417	6,433
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 1.8806% 11/20/65 (b)(g)(k)		1,643	1,648
Series 2004-22 Class M1, 5.5% 4/20/34		271	347
Series 2010-169 Class Z, 4.5% 12/20/40		2,270	2,466
Series 2010-H15 Class TP, 5.15% 8/20/60 (k)		6,277	6,485
Series 2010-H16 Class BA, 3.55% 7/20/60 (k)		22,058	22,380
Series 2010-H17 Class XP, 5.2956% 7/20/60 (b)(k)		7,180	7,425
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(k)		6,415	6,597
Series 2010-H22 Class LA, 3.75% 10/20/60 (k)		4,149	4,225
Series 2010-H28 Class KA, 3.75% 12/20/60 (k)		8,426	8,592
Series 2012-64 Class KI, 3.5% 11/20/36 (l)		572	41
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 7.0185% 4/20/39 (b)(m)		2,604	2,729
Class ST, 8.800% - 1 month U.S. LIBOR 7.1519% 8/20/39 (b)(m)		6,231	6,647
Series 2013-H07 Class JA, 1.75% 3/20/63 (k)		9,792	9,741
Series 2015-H17 Class HA, 2.5% 5/20/65 (k)		7,354	7,397
Series 2015-H21:
Class HA, 2.5% 6/20/63 (k)		19,752	19,855
Class JA, 2.5% 6/20/65 (k)		1,846	1,856
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(k)		15,124	15,066
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 1.65% 5/20/66 (b)(g)(k)		7,725	7,774
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.58% 8/20/66 (b)(g)(k)		8,619	8,637
Series 2090-118 Class XZ, 5% 12/20/39		4,921	5,576

TOTAL U.S. GOVERNMENT AGENCY			313,827

Commercial Mortgage Securities - 0.9%
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		2,120	2,242
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		9,078	9,498
Series K034 Class A1, 2.669% 2/25/23		6,263	6,343
Series K709 Class A2, 2.086% 3/25/19		6,180	6,203
Series K710 Class A2, 1.883% 5/25/19		5,354	5,360
Series K713 Class A2, 2.313% 3/25/20		1,662	1,674
Series K717 Class A2, 2.991% 9/25/21		9,484	9,778
Series 2017-K727 Class A1, 2.632% 10/25/23		5,793	5,887
Series K504 Class A2, 2.566% 9/25/20		905	917
Series K704 Class A2, 2.412% 8/25/18		2,138	2,145
Series K706 Class A2, 2.323% 10/25/18		4,175	4,194
Series K724 Class A1, 2.776% 3/25/23		5,504	5,616
Series K726 Class A1, 2.596% 8/25/23		2,213	2,243
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 1.5561% 2/25/20 (b)(g)		15,114	15,146
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $77,260)			77,246

Foreign Government and Government Agency Obligations - 19.9%
Arab Republic 5.875% 6/11/25 (c)		1,175	1,174
Arab Republic of Egypt:
5.875% 6/11/25		2,325	2,323
6.125% 1/31/22 (c)		6,935	7,177
7.5% 1/31/27 (c)		1,270	1,382
8.5% 1/31/47 (c)		6,285	7,002
Argentine Republic:
Badlar - Private Banks + 3.000% 22.5072% 10/9/17 (b)(g)	ARS	73,715	4,258
5.625% 1/26/22		5,550	5,828
6.875% 4/22/21		23,205	25,293
7.125% 6/28/2117 (c)		2,830	2,824
7.5% 4/22/26		2,625	2,951
Australian Commonwealth:
3% 3/21/47	AUD	7,150	4,987
5.5% 1/21/18	AUD	73,450	58,286
Bahrain Kingdom 6.75% 9/20/29 (c)		1,605	1,591
Banco Central del Uruguay:
value recovery A rights 1/2/21 (f)(n)		500,000	0
value recovery B rights 1/2/21 (f)(n)		750,000	0
Barbados Government:
7% 8/4/22 (c)		1,820	1,674
7.25% 12/15/21 (c)		200	184
Belarus Republic:
6.875% 2/28/23 (c)		4,035	4,337
7.625% 6/29/27 (c)		1,990	2,221
8.95% 1/26/18		11,870	12,084
Brazilian Federative Republic:
5.625% 1/7/41		4,290	4,322
7.125% 1/20/37		9,770	11,602
8.25% 1/20/34		10,235	13,382
10% 1/1/21	BRL	9,400	3,079
Buenos Aires Province:
6.5% 2/15/23 (c)		2,785	2,936
9.95% 6/9/21 (c)		5,305	6,111
10.875% 1/26/21 (c)		2,300	2,645
10.875% 1/26/21 (Reg. S)		12,055	13,863
Buoni del Tesoro Poliennali:
2.2% 6/1/27	EUR	22,200	26,462
2.7% 3/1/47 (c)	EUR	7,600	8,030
4.5% 3/1/24	EUR	35,775	50,396
Cameroon Republic 9.5% 11/19/25 (c)		1,625	1,917
Canadian Government:
0.5% 11/1/18	CAD	63,200	50,151
1% 6/1/27	CAD	23,300	16,885
3.5% 12/1/45	CAD	13,750	13,229
City of Buenos Aires 8.95% 2/19/21 (c)		1,100	1,221
Colombian Republic:
7.375% 9/18/37		2,025	2,671
10.375% 1/28/33		3,905	6,067
Costa Rican Republic 7% 4/4/44 (c)		1,620	1,721
Croatia Republic:
5.5% 4/4/23 (c)		1,265	1,404
6% 1/26/24 (c)		1,100	1,256
Danish Kingdom 1.75% 11/15/25	DKK	79,400	14,129
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (c)		715	750
6.25% 10/4/20 (c)		635	676
6.25% 7/27/21 (c)		1,140	1,226
Dominican Republic:
5.95% 1/25/27 (c)		3,150	3,386
6.6% 1/28/24 (c)		1,075	1,208
6.85% 1/27/45 (c)		1,565	1,751
6.875% 1/29/26 (c)		2,245	2,560
7.45% 4/30/44 (c)		2,580	3,073
Ecuador Republic:
8.75% 6/2/23 (c)		1,200	1,241
9.65% 12/13/26 (c)		1,950	2,057
El Salvador Republic:
7.375% 12/1/19 (c)		1,155	1,204
7.625% 2/1/41 (c)		5	5
French Government:
, yield at date of purchase -0.65% to -0.613% 11/1/17 to 11/22/17	EUR	98,950	117,030
OAT 3.25% 5/25/45	EUR	4,300	6,764
0% 2/25/20	EUR	44,700	53,453
1% 5/25/27	EUR	30,000	36,274
2.25% 5/25/24	EUR	5,100	6,860
4% 4/25/18	EUR	35,650	43,225
4% 4/25/60	EUR	3,720	7,009
German Federal Republic:
0% 3/15/19	EUR	83,775	100,097
0% 10/7/22	EUR	20,825	24,946
0.25% 2/15/27	EUR	36,100	42,100
1% 8/15/25(Reg. S)	EUR	15,650	19,752
2.5% 8/15/46	EUR	9,200	14,159
Hong Kong Government SAR 1.32% 12/23/19	HKD	18,400	2,375
Indonesian Republic:
7.75% 1/17/38 (c)		4,085	5,806
8.375% 3/15/24	IDR	74,456,000	6,115
8.5% 10/12/35 (Reg. S)		4,860	7,208
Irish Republic:
1% 5/15/26(Reg. S)	EUR	10,425	12,584
2% 2/18/45 (Reg.S)	EUR	5,878	7,122
Islamic Republic of Pakistan:
6.75% 12/3/19 (c)		675	706
7.25% 4/15/19 (c)		5,105	5,339
8.25% 4/15/24 (c)		1,050	1,192
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		28,916	34,277
5.5% 12/4/23		7,426	8,799
Japan Government:
0.1% 12/20/20	JPY	7,445,550	66,592
0.1% 6/20/26	JPY	1,100,000	9,842
0.1% 9/20/27	JPY	2,500,000	22,291
0.4% 6/20/18	JPY	2,747,400	24,510
0.4% 3/20/56	JPY	2,130,000	15,137
0.9% 6/20/22	JPY	5,399,800	50,181
1.9% 9/20/30	JPY	3,781,400	40,852
Jordanian Kingdom 3% 6/30/25		7,702	8,082
Kingdom of Norway 3.75% 5/25/21	NOK	32,000	4,426
Lebanese Republic:
4% 12/31/17		2,882	2,875
5% 10/12/17		2,450	2,450
5.15% 6/12/18		6,125	6,144
5.15% 11/12/18		2,665	2,675
5.45% 11/28/19		4,470	4,483
6% 5/20/19		4,565	4,622
Mongolian People's Republic 8.75% 3/9/24 (c)		3,990	4,475
New Zealand Government 6% 5/15/21	NZD	7,000	5,710
Panamanian Republic 9.375% 4/1/29		650	978
Peruvian Republic:
4% 3/7/27 (f)(o)		4,905	4,844
6.35% 8/12/28 (c)	PEN	10,020	3,321
8.2% 8/12/26 (Reg. S)	PEN	7,635	2,890
Province of Santa Fe 7% 3/23/23 (c)		5,800	6,172
Provincia de Cordoba:
7.125% 6/10/21 (c)		8,650	9,283
7.45% 9/1/24 (c)		4,025	4,370
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,355	1,397
Republic of Armenia:
6% 9/30/20 (c)		3,651	3,855
7.15% 3/26/25 (c)		2,570	2,874
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		11,150	10,418
6.752% 3/9/23 (c)		2,595	2,577
Republic of Nigeria 6.75% 1/28/21 (c)		535	568
Republic of Serbia:
6.75% 11/1/24 (c)		2,301	2,340
7.25% 9/28/21 (c)		1,075	1,241
Republic of Singapore 3.25% 9/1/20	SGD	31,100	24,081
Russian Federation:
5.25% 6/23/47 (c)		5,000	5,108
5.625% 4/4/42 (c)		1,775	1,971
5.875% 9/16/43 (c)		1,525	1,742
12.75% 6/24/28 (Reg. S)		11,345	19,947
Rwanda Rep 6.625% 5/2/23 (c)		2,050	2,137
Spanish Kingdom:
2.75% 10/31/24 (Reg. S)	EUR	3,225	4,288
2.9% 10/31/46(Reg. S) (c)	EUR	9,650	11,518
State of Qatar 9.75% 6/15/30 (c)		805	1,273
Sweden Kingdom 4.25% 3/12/19	SEK	160,500	21,119
Switzerland Confederation 3% 1/8/18	CHF	26,550	27,688
Turkish Republic:
5.125% 3/25/22		3,145	3,293
5.625% 3/30/21		3,290	3,498
6% 3/25/27		2,075	2,227
6.25% 9/26/22		8,200	8,994
6.75% 5/30/40		1,095	1,216
6.875% 3/17/36		3,025	3,413
7% 6/5/20		1,255	1,370
7.25% 3/5/38		2,270	2,667
7.375% 2/5/25		3,065	3,560
8% 2/14/34		1,805	2,246
9.4% 7/8/20	TRY	11,025	2,961
11.875% 1/15/30		3,035	4,826
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (c)		1,935	2,004
Ukraine Government:
1.471% 9/29/21		3,100	3,036
7.75% 9/1/21 (c)		22,722	24,116
7.75% 9/1/22 (c)		21,137	22,413
7.75% 9/1/23 (c)		1,052	1,104
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/18	GBP	53,950	72,788
1.25% 7/22/27	GBP	22,100	29,212
1.75% 7/22/19 (Reg.S)	GBP	14,150	19,403
United Kingdom, Great Britain and Northern Ireland Treasury Indexed-Linked GILT 2.5% 7/22/65 (Reg. S)	GBP	15,200	25,415
United Mexican States 6.5% 6/10/21	MXN	40,415	2,206
Uruguay Republic 7.875% 1/15/33 pay-in-kind		1,170	1,647
Venezuelan Republic:
oil recovery warrants 4/15/20 (f)(n)		83,803	335
9.25% 9/15/27		8,800	3,476
11.95% 8/5/31 (Reg. S)		4,280	1,723
12.75% 8/23/22		1,800	831
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 2.25% 3/13/28 (b)(f)(g)		465	414
4% 3/12/28 (f)(o)		11,845	11,770
4.8% 11/19/24 (c)		525	561
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,655,257)			1,697,456

Supranational Obligations - 0.0%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S) (Cost $3,103)	INR	199,100	3,073
		Shares	Value (000s)

Common Stocks - 5.0%
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.3%
Chassix Holdings, Inc. (f)(p)		257,525	9,080
Chassix Holdings, Inc. warrants 7/29/20 (f)(p)		14,128	153
Delphi Automotive PLC		55,500	5,461
Exide Technologies (f)(p)		3,298	0
Exide Technologies (f)(p)		10,993	7
Lear Corp.		41,500	7,183
Tenneco, Inc.		104,400	6,334
			28,218
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (p)(q)		27,059	12
Hotels, Restaurants & Leisure - 0.5%
Boyd Gaming Corp.		155,600	4,053
Extended Stay America, Inc. unit		604,400	12,088
Melco Crown Entertainment Ltd. sponsored ADR		185,500	4,474
MGM Mirage, Inc.		106,400	3,468
Red Rock Resorts, Inc.		646,978	14,984
			39,067
Household Durables - 0.1%
CalAtlantic Group, Inc.		142,640	5,225
Newell Brands, Inc.		64,563	2,755
Toll Brothers, Inc.		89,700	3,720
			11,700
Internet & Direct Marketing Retail - 0.0%
Expedia, Inc.		30,500	4,390
Media - 0.4%
Liberty Global PLC Class A (p)		279,100	9,464
Naspers Ltd. Class N		65,500	14,127
Sinclair Broadcast Group, Inc. Class A		222,400	7,128
			30,719

TOTAL CONSUMER DISCRETIONARY			114,106

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
JBS SA		1,606,800	4,312
Reddy Ice Holdings, Inc. (p)		188,460	87
			4,399
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd.		64,781	1,101
Oil, Gas & Consumable Fuels - 0.2%
Chaparral Energy, Inc.:
Class A		44,190	1,027
Class B		9,464	220
Crestwood Equity Partners LP		55,000	1,342
Goodrich Petroleum Corp.		42,342	411
Pacific Exploration and Production Corp.		151,579	5,291
VNR Finance Corp.		39,723	794
VNR Finance Corp. (c)		193,529	3,484
			12,569

TOTAL ENERGY			13,670

FINANCIALS - 0.1%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (f)(p)		3,519,861	0
Consumer Finance - 0.1%
OneMain Holdings, Inc. (p)		182,500	5,145

TOTAL FINANCIALS			5,145

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
HCA Holdings, Inc. (p)		73,200	5,826
Rotech Healthcare, Inc. (f)(p)		60,966	68
			5,894
Pharmaceuticals - 0.1%
Allergan PLC		38,300	7,850
Jazz Pharmaceuticals PLC (p)		27,000	3,949
			11,799

TOTAL HEALTH CARE			17,693

INDUSTRIALS - 0.6%
Airlines - 0.2%
Air Canada (p)		725,700	15,261
Delta Air Lines, Inc.		68,600	3,308
			18,569
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.		22,655	11
WP Rocket Holdings, Inc. (f)(p)(q)		8,614,133	86
			97
Marine - 0.0%
U.S. Shipping Partners Corp. (f)(p)		10,813	0
U.S. Shipping Partners Corp. warrants 12/31/29 (f)(p)		101,237	0
			0
Trading Companies & Distributors - 0.4%
AerCap Holdings NV (p)		84,800	4,334
Air Lease Corp. Class A		109,700	4,675
HD Supply Holdings, Inc. (p)		250,000	9,018
Penhall Acquisition Co.:
Class A (f)(p)		5,465	428
Class B (f)(p)		1,821	142
United Rentals, Inc. (p)		89,228	12,379
			30,976
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (f)(q)		190,128	875

TOTAL INDUSTRIALS			50,517

INFORMATION TECHNOLOGY - 2.0%
Electronic Equipment & Components - 0.1%
CDW Corp.		74,200	4,897
Internet Software & Services - 0.7%
Alibaba Group Holding Ltd. sponsored ADR (p)		128,900	22,262
Alphabet, Inc. Class A (p)		16,900	16,456
Facebook, Inc. Class A (p)		111,100	18,984
			57,702
IT Services - 0.4%
First Data Corp. Class A (p)		324,200	5,849
Global Payments, Inc.		54,400	5,170
MasterCard, Inc. Class A		57,200	8,077
PayPal Holdings, Inc. (p)		123,700	7,921
Visa, Inc. Class A		53,000	5,578
			32,595
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Ltd.		51,300	12,442
Cypress Semiconductor Corp.		4,314	65
MagnaChip Semiconductor Corp. (p)(r)		44,695	507
Micron Technology, Inc. (p)		103,000	4,051
Microsemi Corp. (p)		141,600	7,290
ON Semiconductor Corp. (p)		378,900	6,998
Qorvo, Inc. (p)		72,173	5,101
Semtech Corp. (p)		62,800	2,358
Skyworks Solutions, Inc.		128,300	13,074
			51,886
Software - 0.2%
Adobe Systems, Inc. (p)		44,400	6,624
Electronic Arts, Inc. (p)		60,900	7,190
Nuance Communications, Inc. (p)		262,600	4,128
			17,942
Technology Hardware, Storage & Peripherals - 0.0%
Western Digital Corp.		35,200	3,041

TOTAL INFORMATION TECHNOLOGY			168,063

MATERIALS - 0.3%
Chemicals - 0.2%
DowDuPont, Inc.		63,000	4,361
LyondellBasell Industries NV Class A		105,200	10,420
			14,781
Containers & Packaging - 0.1%
Berry Global Group, Inc. (p)		96,600	5,472
Metals & Mining - 0.0%
Aleris Corp. (f)(p)		34,504	242
Freeport-McMoRan, Inc. (p)		305,300	4,286
			4,528

TOTAL MATERIALS			24,781

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%
Altice U.S.A., Inc. Class A		138,000	3,769
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (p)		250,100	15,421

TOTAL TELECOMMUNICATION SERVICES			19,190

UTILITIES - 0.1%
Electric Utilities - 0.0%
Portland General Electric Co.		6,687	305
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.		424,900	4,682

TOTAL UTILITIES			4,987

TOTAL COMMON STOCKS
(Cost $343,334)			422,551

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (f)(p)		75,817	705
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%		6,400	4,692

TOTAL CONVERTIBLE PREFERRED STOCKS			5,397

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (f)(q)		84,501,400	845
TOTAL PREFERRED STOCKS
(Cost $9,953)			6,242
		Principal Amount (000s)(a)	Value (000s)

Bank Loan Obligations - 1.0%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Chassix, Inc. term loan 12% 7/29/19 (f)		1,254	1,251
Diversified Consumer Services - 0.1%
KUEHG Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0464% 8/13/22 (b)(g)		4,229	4,211
Tranche B, term loan 3 month U.S. LIBOR + 8.250% 9.5828% 8/22/25 (b)(g)		1,770	1,761
			5,972

TOTAL CONSUMER DISCRETIONARY			7,223

ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Forbes Energy Services LLC Tranche B, term loan 12% 4/13/21 (b)(f)		627	631
Seadrill Operating LP Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3328% 2/21/21 (b)(g)		8,218	5,989
			6,620
Oil, Gas & Consumable Fuels - 0.3%
Alon U.S.A. Partners LP term loan 3 month U.S. LIBOR + 8.000% 9.25% 11/26/18 (b)(g)		2,638	2,644
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5222% 6/22/24 (b)(g)		2,643	2,661
California Resources Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.6094% 12/31/21 (b)(g)		19,135	20,369
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.8144% 8/23/21 (b)(g)		4,680	5,038
Vanguard Natural Gas LLC Tranche B, term loan 3 month U.S. LIBOR + 7.500% 8.74% 5/1/21 (b)(g)		486	477
			31,189

TOTAL ENERGY			37,809

FINANCIALS - 0.1%
Consumer Finance - 0.1%
Sears Roebuck Acceptance Corp. Tranche B, term loan 3 month U.S. LIBOR + 7.500% 8.7317% 7/20/20 (b)(g)		2,835	2,854
Diversified Financial Services - 0.0%
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 9/20/24 (g)(s)		850	859

TOTAL FINANCIALS			3,713

INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Optiv Security, Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.5625% 2/1/25 (b)(g)		105	96
Construction & Engineering - 0.0%
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.33% 9/21/24 (b)(g)		875	886

TOTAL INDUSTRIALS			982

INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.0%
Mcafee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.8328% 9/26/24 (b)(g)		1,395	1,401
3 month U.S. LIBOR + 8.500% 9/26/25 (g)(s)		3,825	3,825
			5,226
Software - 0.2%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.5669% 6/13/25 (b)(g)		360	366
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8169% 6/13/24 (b)(g)		1,675	1,682
Applied Systems, Inc. Tranche B, term loan 3 month U.S. LIBOR + 7.000% 8.3239% 9/18/25 (b)(g)		340	350
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.750% 9/19/24 (g)(s)		1,140	1,151
3 month U.S. LIBOR + 8.000% 9/19/25 (g)(s)		1,420	1,431
Kronos, Inc. term loan 3 month U.S. LIBOR + 8.250% 9.5606% 11/1/24 (b)(g)		6,375	6,572
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.49% 1/20/24 (b)(g)		965	940
3 month U.S. LIBOR + 9.000% 10.24% 1/20/25 (b)(g)		3,110	3,038
			15,530

TOTAL INFORMATION TECHNOLOGY			20,756

MATERIALS - 0.1%
Containers & Packaging - 0.0%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.8328% 3/14/22 (b)(g)		493	492
Metals & Mining - 0.1%
Essar Steel Algoma, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.500% 0% 8/16/19 (e)(g)		1,866	905
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.5828% 4/16/20 (b)(g)		7,245	6,626
			7,531

TOTAL MATERIALS			8,023

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Energy Future Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2339% 6/30/18 (b)(g)		10,650	10,701
TOTAL BANK LOAN OBLIGATIONS
(Cost $88,199)			89,207
		Shares	Value (000s)

Fixed-Income Funds - 6.0%
Fidelity Floating Rate Central Fund (t)
(Cost $518,101)		4,950,393	510,683
		Principal Amount (000s)(a)	Value (000s)

Preferred Securities - 3.3%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (h)		8,690	8,953
FINANCIALS - 3.1%
Banks - 2.8%
Alfa Bond Issuance PLC 8% (Reg. S) (b)(h)		3,865	4,072
Banco Do Brasil SA 9% (b)(c)(h)		4,290	4,718
Banco Mercantil del Norte SA 7.625% (b)(c)(h)		3,225	3,577
Bank of America Corp.:
5.125% (b)(h)		9,825	10,180
5.2% (b)(h)		22,700	23,831
6.25% (b)(h)		9,440	10,450
Barclays Bank PLC 7.625% 11/21/22		7,970	9,375
CBOM Finance PLC 8.875% (b)(c)(h)		3,775	3,176
Citigroup, Inc.:
5.8% (b)(h)		7,985	8,419
5.9% (b)(h)		11,900	12,912
5.95% (b)(h)		21,665	23,538
6.25% (b)(h)		5,610	6,356
6.3% (b)(h)		1,975	2,190
JPMorgan Chase & Co.:
5% (b)(h)		11,815	12,164
5.3% (b)(h)		5,770	6,142
6% (b)(h)		25,260	27,721
6.125% (b)(h)		6,125	6,903
6.75% (b)(h)		2,975	3,436
Royal Bank of Scotland Group PLC 8.625% (b)(h)		12,761	14,152
Wells Fargo & Co.:
5.875% (b)(h)		17,295	19,549
5.9% (b)(h)		22,080	24,424
			237,285
Capital Markets - 0.3%
Goldman Sachs Group, Inc.:
5.375% (b)(h)		10,395	10,989
5.7% (b)(h)		12,429	13,110
			24,099
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (c)(h)		2,715	2,760
8.625% (Reg. S) (h)		320	325
			3,085

TOTAL FINANCIALS			264,469

INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (c)(h)		15,365	5,816
7.5% (Reg. S) (h)		250	95
			5,911
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (h)		3,810	2,961
TOTAL PREFERRED SECURITIES
(Cost $271,750)			282,294
		Shares	Value (000s)

Money Market Funds - 6.1%
Fidelity Cash Central Fund, 1.09% (u)		521,305,252	521,410
Fidelity Securities Lending Cash Central Fund 1.10% (u)(v)		486,378	486
TOTAL MONEY MARKET FUNDS
(Cost $521,864)			521,896

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)(a)	Value (000s)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 1.960% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2024	11/30/17	23,000	$360
Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 1.960% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2024	11/30/17	23,000	39
TOTAL PURCHASED SWAPTIONS
(Cost $368)			399
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $8,285,179)			8,588,726
NET OTHER ASSETS (LIABILITIES) - (0.7)%			(56,917)
NET ASSETS - 100%			$8,531,809

Futures Contracts
	Number of contracts	Expiration Date	Notional amount (000s)	Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	136	Dec. 2017	$17,043	$(181)	$(181)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	345	Dec. 2017	74,418	(211)	(211)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	177	Dec. 2017	29,227	(533)	(533)
TOTAL FUTURES CONTRACTS					$(925)

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
2%	Semi - annual	3-month LIBOR(3)	Quarterly	CME	Dec. 2019	$25,000	$(51)	$0	$(51)

 (1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate

Currency Abbreviations

ARS – Argentine peso

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

IDR – Indonesian rupiah

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

NOK – Norwegian krone

NZD – New Zealand dollar

PEN – Peruvian new sol

SEK – Swedish krona

SGD – Singapore dollar

TRY – Turkish Lira

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,912,834,000 or 22.4% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing - Security is in default.

 (f) Level 3 instrument

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,035,000.

 (j) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $208,000.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (n) Quantity represents share amount.

 (o) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (p) Non-income producing

 (q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,818,000 or 0.0% of net assets.

 (r) Security or a portion of the security is on loan at period end.

 (s) The coupon rate will be determined upon settlement of the loan after period end.

 (t) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (u) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (v) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$52
Tricer Holdco SCA	12/19/16	$4,663
Tricer Holdco SCA	12/19/16	$3,012
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$4,487

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,454
Fidelity Floating Rate Central Fund	18,562
Fidelity Securities Lending Cash Central Fund	3
Total	$21,019

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$534,824	$55,357	$77,994	$11,472	$(12,976)	$510,683	31.2%
Total	$534,824	$55,357	$77,994	$11,472	$(12,976)	$510,683

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$114,106	$104,854	$12	$9,240
Consumer Staples	5,104	4,399	--	705
Energy	13,670	10,186	3,484	--
Financials	5,145	5,145	--	--
Health Care	22,385	17,625	4,692	68
Industrials	51,362	48,986	--	2,376
Information Technology	168,063	168,063	--	--
Materials	24,781	24,539	--	242
Telecommunication Services	19,190	19,190	--	--
Utilities	4,987	4,987	--	--
Corporate Bonds	3,090,451	--	3,090,411	40
U.S. Government and Government Agency Obligations	1,499,228	--	1,499,228	--
U.S. Government Agency - Mortgage Securities	43,160	--	43,160	--
Asset-Backed Securities	31,013	--	31,013	--
Collateralized Mortgage Obligations	313,827	--	313,827	--
Commercial Mortgage Securities	77,246	--	77,246	--
Foreign Government and Government Agency Obligations	1,697,456	--	1,680,093	17,363
Supranational Obligations	3,073	--	3,073	--
Bank Loan Obligations	89,207	--	87,325	1,882
Fixed-Income Funds	510,683	510,683	--	--
Preferred Securities	282,294	--	282,294	--
Money Market Funds	521,896	521,896	--	--
Purchased Swaptions	399	--	399	--
Total Investments in Securities:	$8,588,726	$1,440,553	$7,116,257	$31,916
Derivative Instruments:
Liabilities
Futures Contracts	$(925)	$(925)	$--	$--
Swaps	(51)	--	(51)	--
Total Liabilities	$(976)	$(925)	$(51)	$--
Total Derivative Instruments:	$(976)	$(925)	$(51)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy.For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Global Credit Fund

September 30, 2017

GLB-QTLY-1117
1.939065.105

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 83.6%
		Principal Amount(a)	Value
Argentina - 1.2%
YPF SA:
8.5% 3/23/21 (Reg. S)		$200,000	$224,440
8.875% 12/19/18 (Reg. S)		250,000	267,000

TOTAL ARGENTINA			491,440

Belgium - 0.9%
Anheuser-Busch InBev SA NV 1.75% 3/7/25 (Reg. S)	GBP	295,000	388,148
British Virgin Islands - 2.8%
Proven Glory Capital Ltd. 3.25% 2/21/22 (Reg. S)		550,000	552,825
Sinopec Group Overseas Development 2.5% 9/13/22 (Reg. S)		650,000	641,784

TOTAL BRITISH VIRGIN ISLANDS			1,194,609

Canada - 3.2%
Cenovus Energy, Inc.:
3% 8/15/22		373,000	366,776
4.25% 4/15/27 (b)		164,000	162,535
Encana Corp. 3.9% 11/15/21		400,000	412,101
TELUS Corp. 3.7% 9/15/27		400,000	408,883

TOTAL CANADA			1,350,295

Cayman Islands - 0.8%
Three Gorges Finance II (Cayman Islands) Ltd. 1.3% 6/21/24 (Reg. S)	EUR	300,000	357,259
Denmark - 1.2%
TDC A/S 3.5% 2/26/3015 (Reg. S) (c)	EUR	170,000	207,236
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	225,000	286,273

TOTAL DENMARK			493,509

France - 1.0%
AXA SA 3.941% (Reg. S) (c)(d)	EUR	150,000	196,270
Lagardere S.C.A. 1.625% 6/21/24 (Reg. S)	EUR	200,000	234,421

TOTAL FRANCE			430,691

Germany - 0.6%
alstria office REIT-AG 2.125% 4/12/23 (Reg. S)	EUR	200,000	252,236
Ireland - 4.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.5% 5/15/21		150,000	158,669
4.625% 7/1/22		210,000	225,020
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	250,000	316,897
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (c)		600,000	631,650
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26		400,000	394,164

TOTAL IRELAND			1,726,400

Italy - 1.2%
Assicurazioni Generali SpA 5.5% 10/27/47 (Reg. S) (c)	EUR	150,000	205,351
UniCredit SpA 6.375% 5/2/23 (Reg. S) (c)		275,000	281,007

TOTAL ITALY			486,358

Luxembourg - 2.8%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	355,000	421,505
CPI Property Group SA 2.125% 10/4/24	EUR	200,000	237,248
SELP Finance SARL 1.25% 10/25/23 (Reg. S)	EUR	435,000	510,732

TOTAL LUXEMBOURG			1,169,485

Mexico - 2.4%
BBVA Bancomer SA 7.25% 4/22/20 (Reg. S)		350,000	384,125
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		200,000	217,250
Petroleos Mexicanos:
2.5% 8/21/21 (Reg. S)	EUR	100,000	123,213
3.75% 2/21/24 (Reg. S)	EUR	230,000	289,084

TOTAL MEXICO			1,013,672

Netherlands - 9.9%
ABN AMRO Bank NV 4.4% 3/27/28 (Reg. S) (c)		600,000	618,959
Brenntag Finance BV 1.125% 9/27/25 (Reg. S)	EUR	150,000	176,035
Compass Group International BV 0.625% 7/3/24 (Reg. S)	EUR	300,000	350,483
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (c)		200,000	213,951
Deutsche Annington Finance BV 5% 10/2/23 (b)		314,000	334,225
Mylan N.V. 2.25% 11/22/24 (Reg. S)	EUR	200,000	247,212
Petrobras Global Finance BV:
4.75% 1/14/25	EUR	100,000	126,755
6.125% 1/17/22		236,000	253,700
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	300,000	345,706
Teva Pharmaceutical Finance Netherlands III BV 1.25% 3/31/23 (Reg. S)	EUR	700,000	802,808
Volkswagen International Finance NV:
1.125% 10/2/23 (Reg. S)	EUR	200,000	237,656
2.7%(Reg. S) (c)(d)	EUR	400,000	469,393

TOTAL NETHERLANDS			4,176,883

Portugal - 0.2%
Banco Espirito Santo SA 4% 1/21/19 (Reg. S) (e)	EUR	200,000	71,209
Sweden - 1.4%
Akelius Residential Property AB 1.75% 2/7/25 (Reg. S)	EUR	200,000	238,065
Securitas AB 1.125% 2/20/24 (Reg. S)	EUR	300,000	356,038

TOTAL SWEDEN			594,103

Switzerland - 2.9%
Credit Suisse Group AG:
2.125% 9/12/25 (Reg. S) (c)	GBP	200,000	263,978
5.75% 9/18/25 (Reg. S) (c)	EUR	730,000	974,986

TOTAL SWITZERLAND			1,238,964

Turkey - 0.7%
Akbank T.A.S. 6.5% 3/9/18 (Reg. S)		300,000	304,500
United Kingdom - 7.1%
Annington Funding PLC 2.646% 7/12/25 (Reg. S)	GBP	250,000	336,979
Barclays Bank PLC 6.75% 1/16/23 (c)	GBP	250,000	340,112
CYBG PLC 3.125% 6/22/25 (Reg. S) (c)	GBP	100,000	133,781
HSBC Bank PLC 5% 3/20/23 (c)	GBP	114,000	155,352
Imperial Tobacco Finance PLC 8.125% 3/15/24	GBP	200,000	358,966
Pennon Group PLC 2.875% (Reg. S) (c)(d)	GBP	150,000	202,256
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	160,000	200,254
Tesco PLC 5% 3/24/23	GBP	200,000	294,877
Travis Perkins PLC 4.5% 9/7/23 (Reg. S)	GBP	140,000	196,481
Vodafone Group PLC 7.875% 2/15/30		150,000	202,171
Western Power Distribution Holdings Ltd. 5.25% 1/17/23	GBP	370,000	579,918

TOTAL UNITED KINGDOM			3,001,147

United States of America - 39.2%
Abbott Laboratories 3.75% 11/30/26		400,000	410,274
Ally Financial, Inc. 4.125% 2/13/22		570,000	588,867
American Airlines, Inc. 3.75% 10/15/25 (f)		225,000	225,338
Anadarko Petroleum Corp. 4.85% 3/15/21		16,000	16,964
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36		265,000	293,340
AT&T, Inc.:
3.4% 8/14/24		200,000	200,231
5.45% 3/1/47		360,000	380,604
Bank of America Corp.:
1.776% 5/4/27 (Reg. S) (c)	EUR	345,000	416,653
3.95% 4/21/25		215,000	221,371
Bat Capital Corp. 2.125% 8/15/25	GBP	250,000	329,189
Becton, Dickinson & Co. 3.363% 6/6/24		400,000	403,573
Brandywine Operating Partnership LP 3.95% 2/15/23		41,000	41,615
Brixmor Operating Partnership LP 4.125% 6/15/26		26,000	26,207
CBRE Group, Inc. 4.875% 3/1/26		140,000	150,851
CEMEX Finance LLC 4.625% 6/15/24	EUR	100,000	128,278
Citigroup, Inc. 4.45% 9/29/27		400,000	423,002
Cleco Corporate Holdings LLC 3.743% 5/1/26		400,000	402,664
DCP Midstream LLC 4.75% 9/30/21 (b)		563,000	577,075
DDR Corp. 4.7% 6/1/27		400,000	411,928
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (b)		360,000	377,930
Discover Financial Services:
3.75% 3/4/25		400,000	401,436
5.2% 4/27/22		150,000	163,005
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		540,000	588,600
Emera U.S. Finance LP 3.55% 6/15/26		400,000	402,536
Exelon Corp. 3.497% 6/1/22 (c)		600,000	617,880
Express Scripts Holding Co. 3.4% 3/1/27		400,000	394,165
General Motors Co. 5.2% 4/1/45		390,000	394,309
Goldman Sachs Group, Inc. 1.25% 5/1/25 (Reg. S)	EUR	355,000	417,401
Merrill Lynch & Co., Inc. 5.5% 11/22/21	GBP	245,000	374,477
Morgan Stanley:
1% 12/2/22	EUR	850,000	1,022,192
5% 11/24/25		355,000	388,930
NextEra Energy Partners LP 4.25% 9/15/24 (b)		400,000	408,500
Omega Healthcare Investors, Inc. 4.95% 4/1/24		400,000	419,196
Reynolds American, Inc. 7.25% 6/15/37		195,000	266,945
Southern Co. 3.25% 7/1/26		400,000	395,254
The Mosaic Co. 4.25% 11/15/23		400,000	415,235
The Williams Companies, Inc. 4.55% 6/24/24		400,000	414,000
Time Warner Cable, Inc. 4.5% 9/15/42		405,000	383,632
Toll Brothers Finance Corp. 4.875% 3/15/27		500,000	516,300
Unum Group 4% 3/15/24		555,000	579,016
Voya Financial, Inc. 3.65% 6/15/26		375,000	375,743
Western Gas Partners LP 4% 7/1/22		370,000	382,701
Williams Partners LP 3.35% 8/15/22		380,000	385,592
Willis Group North America, Inc. 3.6% 5/15/24		380,000	388,579

TOTAL UNITED STATES OF AMERICA			16,521,578

TOTAL NONCONVERTIBLE BONDS
(Cost $34,456,863)			35,262,486

U.S. Government and Government Agency Obligations - 0.6%
U.S. Treasury Obligations - 0.6%
U.S. Treasury Bonds:
2.5% 2/15/45		$150,000	$139,816
5% 5/15/37 (g)		75,000	102,451
			242,267
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $243,727)			242,267

Foreign Government and Government Agency Obligations - 3.7%
Germany - 0.6%
German Federal Republic:
0.5% 8/15/27 (g)	EUR	$60,000	$71,162
2.5% 8/15/46	EUR	15,000	23,086
4% 1/4/37 (h)	EUR	100,000	180,975

TOTAL GERMANY			275,223

Indonesia - 1.6%
Indonesian Republic 2.625% 6/14/23	EUR	530,000	666,622
United Kingdom - 1.5%
United Kingdom, Great Britain and Northern Ireland:
1.5% 7/22/47	GBP	105,000	127,484
4.25% 3/7/36 (g)(i)	GBP	275,000	507,784

TOTAL UNITED KINGDOM			635,268

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,527,764)			1,577,113
		Shares	Value

Common Stocks - 0.6%
United Kingdom - 0.6%
Nationwide Building Society (j)
(Cost $281,170)		1,350	281,300
		Principal Amount(a)	Value

Preferred Securities - 9.2%
Austria - 0.6%
Erste Group Bank AG 6.5% (Reg. S) (c)(d)	EUR	200,000	270,052
Denmark - 0.5%
Danske Bank A/S 6.125% (Reg. S) (c)(d)		200,000	214,737
France - 2.5%
BNP Paribas SA 7.625% (Reg. S) (c)(d)		200,000	219,792
Credit Agricole Assurances SA 4.25% (Reg. S) (c)(d)	EUR	300,000	394,351
Credit Agricole SA 8.125% 9/19/33 (Reg. S) (c)		200,000	210,683
Total SA 2.625% (Reg. S) (c)(d)	EUR	175,000	212,904

TOTAL FRANCE			1,037,730

Italy - 0.9%
Assicurazioni Generali SpA 6.416% (c)(d)	GBP	250,000	378,151
Netherlands - 1.3%
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (d)	EUR	225,000	317,110
Volkswagen International Finance NV 2.5%(Reg. S) (c)(d)	EUR	175,000	208,664

TOTAL NETHERLANDS			525,774

Switzerland - 0.8%
UBS AG 4.75% 2/12/26 (Reg. S) (c)	EUR	250,000	335,695
United Kingdom - 2.6%
Aviva PLC 6.125% (c)(d)	GBP	150,000	226,996
Barclays Bank PLC:
6% (c)(d)	GBP	220,000	306,973
7.625% 11/21/22		278,000	327,020
HSBC Holdings PLC 4.75% (Reg. S) (c)(d)	EUR	200,000	244,991

TOTAL UNITED KINGDOM			1,105,980

TOTAL PREFERRED SECURITIES
(Cost $3,545,064)			3,868,119
		Shares	Value

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 1.09% (k)
(Cost $1,395,387)		1,395,108	1,395,387

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.1%
Option with an exercise rate of 2.625% on a credit default swap with Credit Suisse Intl to buy protection on the 5-Year iTraxx Europe Crossover Series 27 Index expiring June 2022, paying 5% quarterly	12/20/17	EUR 4,500,000	$20,527
Option with an exercise rate of 2.750% on a credit default swap with BNP Paribas to buy protection on the 5-Year iTraxx Europe Crossover Series 28 Index expiring December 2022, paying 5% quarterly	12/20/17	EUR 1,350,000	12,144

TOTAL PUT OPTIONS			32,671

TOTAL PURCHASED SWAPTIONS
(Cost $66,639)			32,671
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $41,516,614)			42,659,343
NET OTHER ASSETS (LIABILITIES) - (1.1)%			(462,969)
NET ASSETS - 100%			$42,196,374

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	2	Dec. 2017	$199,303	$(3,902)	$(3,902)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	2	Dec. 2017	385,914	(5,659)	(5,659)
ICE Long Gilt Contracts (United Kingdom)	3	Dec. 2017	497,998	(16,476)	(16,476)
TOTAL BOND INDEX CONTRACTS					(26,037)
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	19	Dec. 2017	4,098,359	(11,615)	(11,615)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	6	Dec. 2017	916,875	(14,481)	(14,481)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	16	Dec. 2017	2,642,000	(47,203)	(47,203)
TME 10 Year Canadian Note Contracts (Canada)	5	Dec. 2017	542,176	(10,972)	(10,972)
TOTAL TREASURY CONTRACTS					(84,271)

TOTAL PURCHASED					(110,308)

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	27	Dec. 2017	4,186,124	12,379	12,379
Eurex Euro-Bund Contracts (Germany)	3	Dec. 2017	570,893	2,604	2,604
ICE Medium Gilt Contracts (United Kingdom)	4	Dec. 2017	609,110	8,899	8,899
TOTAL BOND INDEX CONTRACTS					23,882
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	5	Dec. 2017	626,563	5,654	5,654
CBOT 5-Year U.S. Treasury Note Contracts (United States)	13	Dec. 2017	1,527,500	3,365	3,365
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	10	Dec. 2017	1,343,281	16,760	16,760
TOTAL TREASURY CONTRACTS					25,779

TOTAL SOLD					49,661

TOTAL FUTURES CONTRACTS					$(60,647)

The notional amount of futures purchased as a percentage of Net Assets is 22.0%

The notional amount of futures sold as a percentage of Net Assets is 21.0%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
EUR	229,000	USD	273,408	BNP Paribas	11/17/17	$(2,087)
EUR	300,000	USD	357,831	BNP Paribas	11/17/17	(2,388)
EUR	43,000	USD	51,665	BNP Paribas	11/17/17	(718)
EUR	1,428,000	USD	1,707,350	BNP Paribas	11/17/17	(15,441)
EUR	416,000	USD	498,705	Canadian Imperial Bank of Commerce	11/17/17	(5,824)
EUR	39,000	USD	46,196	Goldman Sachs Bank USA	11/17/17	12
EUR	20,000	USD	23,812	JPMorgan Chase Bank, N.A.	11/17/17	(116)
EUR	333,000	USD	400,723	JPMorgan Chase Bank, N.A.	11/17/17	(6,181)
GBP	50,000	USD	66,527	BNP Paribas	11/17/17	567
GBP	224,000	USD	290,592	Goldman Sachs Bank USA	11/17/17	9,991
GBP	34,000	USD	44,933	Goldman Sachs Bank USA	11/17/17	691
GBP	200,000	USD	265,794	Goldman Sachs Bank USA	11/17/17	2,584
GBP	41,000	USD	55,048	Goldman Sachs Bank USA	11/17/17	(30)
GBP	312,000	USD	423,662	JPMorgan Chase Bank, N.A.	11/17/17	(4,992)
GBP	646,000	USD	866,112	JPMorgan Chase Bank, N.A.	11/17/17	749
USD	18,231	AUD	23,000	Goldman Sachs Bank USA	11/17/17	200
USD	12,725	CAD	16,000	Goldman Sachs Bank USA	11/17/17	(102)
USD	794,020	EUR	669,000	Canadian Imperial Bank of Commerce	11/17/17	1,382
USD	31,023	EUR	26,000	Citibank, N.A.	11/17/17	218
USD	120,756	EUR	102,000	Goldman Sachs Bank USA	11/17/17	(95)
USD	61,971	EUR	52,000	Goldman Sachs Bank USA	11/17/17	361
USD	9,656	EUR	8,000	Goldman Sachs Bank USA	11/17/17	178
USD	15,205,000	EUR	12,817,465	JPMorgan Chase Bank, N.A.	11/17/17	18,738
USD	42,849	EUR	36,000	JPMorgan Chase Bank, N.A.	11/17/17	195
USD	152,323	GBP	112,000	Canadian Imperial Bank of Commerce	11/17/17	2,032
USD	190,533	GBP	144,000	Citibank, N.A.	11/17/17	(2,699)
USD	6,154,000	GBP	4,757,156	JPMorgan Chase Bank, N.A.	11/17/17	(229,580)
USD	294,692	GBP	225,000	JPMorgan Chase Bank, N.A.	11/17/17	(7,233)
USD	863,368	GBP	638,000	JPMorgan Chase Bank, N.A.	11/17/17	7,242
USD	27,114	GBP	21,000	State Street Bank And Tr Co	11/17/17	(1,065)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(233,411)
					Unrealized Appreciation	45,140
					Unrealized Depreciation	(278,551)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1%)	Quarterly	EUR 1,000,000	$(14,727)	$0	$(14,727)
Accor SA		Jun. 2022	Citibank, N.A.	(1%)	Quarterly	EUR 500,000	(12,050)	10,464	(1,586)
Assicurazioni Generali Spa		Dec. 2021	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR 220,000	3,328	(15,818)	(12,490)
Carlsberg Breweries A/S		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 500,000	(18,208)	18,126	(82)
Energias De Portugal SA		Jun. 2022	JPMorgan Chase Bank, N.A.	(5%)	Quarterly	EUR 400,000	(100,871)	92,620	(8,251)
Gas Natural Capital Markets SA		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 500,000	(13,547)	12,849	(698)
Royal Bank Of Scotland Grp PLC (Ungtd)		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 550,000	(10,631)	(14,146)	(24,777)
Santander Issuances SA Unipersonal		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 500,000	8,757	(11,655)	(2,898)
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 550,000	(13,091)	(42,585)	(55,676)
TOTAL BUY PROTECTION							(171,040)	49,855	(121,185)
Sell Protection
5-Year iTraxx Europe Senior Financial Series 25 Index	NR	Jun. 2021	ICE	1%	Quarterly	EUR 1,000,000	24,509	0	24,509
Intesa Sanpaolo Spa	Ba1	Dec. 2021	JPMorgan Chase Bank, N.A.	1%	Quarterly	EUR 225,000	(8,460)	21,411	12,951
TOTAL SELL PROTECTION							16,049	21,411	37,460

TOTAL CREDIT DEFAULT SWAPS							$(154,991)	$71,266	$(83,725)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

USD – U.S. dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,860,265 or 4.4% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Non-income producing - Security is in default.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $391,658.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $180,975.

 (i) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $33,237.

 (j) Non-income producing

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,919
Fidelity Mortgage Backed Securities Central Fund	1,719
Total	$13,638

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$163,487	$1,696	$165,246	$3,053	$(2,990)	$--	0.0%
Total	$163,487	$1,696	$165,246	$3,053	$(2,990)	$--

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$281,300	$--	$281,300	$--
Corporate Bonds	35,262,486	--	35,262,486	--
U.S. Government and Government Agency Obligations	242,267	--	242,267	--
Foreign Government and Government Agency Obligations	1,577,113	--	1,577,113	--
Preferred Securities	3,868,119	--	3,868,119	--
Money Market Funds	1,395,387	1,395,387	--	--
Purchased Swaptions	32,671	--	32,671	--
Total Investments in Securities:	$42,659,343	$1,395,387	$41,263,956	$--
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$45,140		$45,140	$
Futures Contracts	49,661	49,661	--	--
Swaps	36,594	--	36,594	--
Total Assets	$131,395	$49,661	$81,734	$--
Liabilities
Forward Foreign Currency Contracts	$(278,551)	$	$(278,551)	$
Futures Contracts	$(110,308)	$(110,308)	--	--
Swaps	(191,585)	--	(191,585)	--
Total Liabilities	$(580,444)	$(110,308)	$(470,136)	$--
Total Derivative Instruments:	$(449,049)	$(60,647)	$(388,402)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy.For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, such as forward foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and also to manage exposure to foreign currencies. Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events. Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Open swaps at period end are included in the Schedule of Investments under the caption Swaps.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series International Credit Fund

September 30, 2017

SUN-QTLY-1117
1.9882623.100

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 70.3%
		Principal Amount(a)	Value
Argentina - 1.2%
YPF SA:
8.5% 3/23/21 (Reg. S)		$450,000	$504,990
8.875% 12/19/18 (Reg. S)		665,000	710,220

TOTAL ARGENTINA			1,215,210

Bailiwick of Jersey - 1.5%
Heathrow Funding Ltd. 6% 3/20/20	GBP	1,020,000	1,516,776
Belgium - 0.8%
Anheuser-Busch InBev SA NV 1.75% 3/7/25 (Reg. S)	GBP	585,000	769,718
British Virgin Islands - 4.0%
Proven Glory Capital Ltd. 3.25% 2/21/22 (Reg. S)		980,000	985,033
Sinopec Group Overseas Development 2.5% 9/13/22 (Reg. S)		2,000,000	1,974,720
Sinopec Group Overseas Development (2015) Ltd. 1% 4/28/22 (Reg. S)	EUR	880,000	1,053,663

TOTAL BRITISH VIRGIN ISLANDS			4,013,416

Cayman Islands - 0.9%
Three Gorges Finance II (Cayman Islands) Ltd. 1.3% 6/21/24 (Reg. S)	EUR	740,000	881,240
Curacao - 0.4%
Teva Pharmaceutical Finance IV BV 2.875% 4/15/19	EUR	350,000	429,498
Denmark - 3.6%
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (b)	EUR	1,562,000	1,995,251
TDC A/S 3.5% 2/26/3015 (Reg. S) (b)	EUR	460,000	560,756
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	810,000	1,030,581

TOTAL DENMARK			3,586,588

France - 1.5%
AXA SA 3.941% (Reg. S) (b)(c)	EUR	380,000	497,218
Lagardere S.C.A. 1.625% 6/21/24 (Reg. S)	EUR	900,000	1,054,895

TOTAL FRANCE			1,552,113

Germany - 1.6%
alstria office REIT-AG 2.125% 4/12/23 (Reg. S)	EUR	1,300,000	1,639,533
Ireland - 2.7%
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (b)	EUR	1,005,000	1,273,926
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (b)		1,395,000	1,468,586

TOTAL IRELAND			2,742,512

Italy - 1.3%
Assicurazioni Generali SpA 5.5% 10/27/47 (Reg. S) (b)	EUR	265,000	362,786
UniCredit SpA 6.375% 5/2/23 (Reg. S) (b)		955,000	975,861

TOTAL ITALY			1,338,647

Luxembourg - 3.6%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	1,315,000	1,561,348
CPI Property Group SA 2.125% 10/4/24	EUR	435,000	516,013
SELP Finance SARL 1.25% 10/25/23 (Reg. S)	EUR	1,330,000	1,561,548

TOTAL LUXEMBOURG			3,638,909

Mexico - 3.9%
BBVA Bancomer SA 7.25% 4/22/20 (Reg. S)		900,000	987,750
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		465,000	505,106
Petroleos Mexicanos:
2.5% 8/21/21 (Reg. S)	EUR	350,000	431,246
3.75% 2/21/24 (Reg. S)	EUR	1,550,000	1,948,175

TOTAL MEXICO			3,872,277

Netherlands - 14.8%
ABN AMRO Bank NV 4.4% 3/27/28 (Reg. S) (b)		1,400,000	1,444,237
Brenntag Finance BV 1.125% 9/27/25 (Reg. S)	EUR	500,000	586,784
Compass Group International BV 0.625% 7/3/24 (Reg. S)	EUR	1,000,000	1,168,275
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (b)		650,000	695,342
ING Bank NV 6.875% 5/29/23 (b)	GBP	4,028,000	5,587,618
Mylan N.V. 2.25% 11/22/24 (Reg. S)	EUR	490,000	605,669
Petrobras Global Finance BV 6.125% 1/17/22		1,630,000	1,752,250
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	585,000	674,126
Teva Pharmaceutical Finance Netherlands III BV 1.25% 3/31/23 (Reg. S)	EUR	450,000	516,091
Volkswagen International Finance NV:
1.125% 10/2/23 (Reg. S)	EUR	700,000	831,798
2.7%(Reg. S) (b)(c)	EUR	900,000	1,056,134

TOTAL NETHERLANDS			14,918,324

Sweden - 2.9%
Akelius Residential Property AB 1.75% 2/7/25 (Reg. S)	EUR	875,000	1,041,536
Securitas AB 1.125% 2/20/24 (Reg. S)	EUR	1,580,000	1,875,135

TOTAL SWEDEN			2,916,671

Switzerland - 3.4%
Credit Suisse Group AG:
2.125% 9/12/25 (Reg. S) (b)	GBP	750,000	989,916
5.75% 9/18/25 (Reg. S) (b)	EUR	1,820,000	2,430,786

TOTAL SWITZERLAND			3,420,702

Turkey - 1.0%
Akbank T.A.S. 6.5% 3/9/18 (Reg. S)		955,000	969,325
United Kingdom - 8.0%
Annington Funding PLC 2.646% 7/12/25 (Reg. S)	GBP	790,000	1,064,854
Barclays Bank PLC 6.75% 1/16/23 (b)	GBP	500,000	680,224
CYBG PLC 3.125% 6/22/25 (Reg. S) (b)	GBP	395,000	528,434
HSBC Bank PLC 5% 3/20/23 (b)	GBP	267,000	363,850
Imperial Tobacco Finance PLC 8.125% 3/15/24	GBP	550,000	987,158
Pennon Group PLC 2.875% (Reg. S) (b)(c)	GBP	400,000	539,350
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	815,000	1,020,045
Tesco PLC 5% 3/24/23	GBP	340,000	501,290
Travis Perkins PLC:
4.375% 9/15/21 (Reg. S)	GBP	100,000	141,839
4.5% 9/7/23 (Reg. S)	GBP	550,000	771,890
Vodafone Group PLC 7.875% 2/15/30		550,000	741,294
Western Power Distribution 3.875% 10/17/24 (Reg. S)	GBP	140,000	209,360
Western Power Distribution Holdings Ltd. 5.25% 1/17/23	GBP	320,000	501,551

TOTAL UNITED KINGDOM			8,051,139

United States of America - 13.2%
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36		915,000	1,012,852
Bank of America Corp. 1.776% 5/4/27 (Reg. S) (b)	EUR	1,755,000	2,119,494
Bat Capital Corp. 2.125% 8/15/25	GBP	900,000	1,185,082
CEMEX Finance LLC 4.625% 6/15/24	EUR	1,110,000	1,423,883
Chesapeake Energy Corp. 6.125% 2/15/21		525,000	528,938
Citigroup, Inc. 5.125% 12/12/18	GBP	115,000	161,231
General Motors Co. 5.2% 4/1/45		885,000	894,777
Goldman Sachs Group, Inc.:
1.25% 5/1/25 (Reg. S)	EUR	625,000	734,860
2% 7/27/23 (Reg. S)	EUR	1,685,000	2,106,630
Morgan Stanley 1% 12/2/22	EUR	1,750,000	2,104,514
Time Warner Cable, Inc. 4.5% 9/15/42		1,025,000	970,921

TOTAL UNITED STATES OF AMERICA			13,243,182

TOTAL NONCONVERTIBLE BONDS
(Cost $69,872,712)			70,715,780

U.S. Government and Government Agency Obligations - 4.6%
U.S. Treasury Obligations - 4.6%
U.S. Treasury Bonds:
2.5% 2/15/45		$35,000	$32,624
3% 5/15/47		975,000	1,002,536
5% 5/15/37 (d)(e)		1,100,000	1,502,617
U.S. Treasury Notes:
1.25% 5/31/19 (d)(e)		1,100,000	1,096,477
2.375% 5/15/27 (d)(e)		950,000	953,525
			4,587,779
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,574,193)			4,587,779

Foreign Government and Government Agency Obligations - 11.6%
Germany - 2.3%
German Federal Republic:
2.5% 8/15/46	EUR	$510,000	$784,923
4% 1/4/37	EUR	860,000	1,556,384

TOTAL GERMANY			2,341,307

Indonesia - 3.1%
Indonesian Republic 2.625% 6/14/23	EUR	2,470,000	3,106,712
United Kingdom - 6.2%
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/18	GBP	3,000,000	4,047,553
1.5% 7/22/47	GBP	395,000	479,583
4.25% 3/7/36	GBP	900,000	1,661,838

TOTAL UNITED KINGDOM			6,188,974

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $11,381,131)			11,636,993
		Shares	Value

Common Stocks - 0.7%
United Kingdom - 0.7%
Nationwide Building Society (f)
(Cost $677,724)		3,254	678,036
		Principal Amount(a)	Value

Preferred Securities - 11.6%
Austria - 0.8%
Erste Group Bank AG 6.5% (Reg. S) (b)(c)	EUR	600,000	810,157
Denmark - 0.6%
Danske Bank A/S 6.125% (Reg. S) (b)(c)		540,000	579,789
France - 3.3%
BNP Paribas SA 7.625% (Reg. S) (b)(c)		450,000	494,532
Credit Agricole Assurances SA 4.25% (Reg. S) (b)(c)	EUR	800,000	1,051,604
Credit Agricole SA 8.125% 9/19/33 (Reg. S) (b)		915,000	963,873
Total SA 2.625% (Reg. S) (b)(c)	EUR	665,000	809,036

TOTAL FRANCE			3,319,045

Italy - 1.3%
Assicurazioni Generali SpA 6.416% (b)(c)	GBP	850,000	1,285,713
Netherlands - 1.3%
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (c)	EUR	560,000	789,251
Volkswagen International Finance NV 2.5%(Reg. S) (b)(c)	EUR	445,000	530,603

TOTAL NETHERLANDS			1,319,854

Switzerland - 1.4%
UBS AG 4.75% 2/12/26 (Reg. S) (b)	EUR	1,040,000	1,396,491
United Kingdom - 2.9%
Aviva PLC 6.125% (b)(c)	GBP	670,000	1,013,918
Barclays Bank PLC:
6% (b)(c)	GBP	440,000	613,945
7.625% 11/21/22		470,000	552,884
HSBC Holdings PLC:
4.75% (Reg. S) (b)(c)	EUR	445,000	545,106
5.25% (b)(c)	EUR	200,000	255,209

TOTAL UNITED KINGDOM			2,981,062

TOTAL PREFERRED SECURITIES
(Cost $11,596,850)			11,692,111
		Shares	Value

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 1.09% (g)
(Cost $2,252,226)		2,251,776	2,252,226

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.1%
Option with an exercise rate of 2.625% on a credit default swap with Credit Suisse Intl to buy protection on the 5-Year iTraxx Europe Crossover Series 27 Index expiring June 2022, paying 5% quarterly	12/20/17	EUR 11,300,000	$51,545
Option with an exercise rate of 2.750% on a credit default swap with BNP Paribas to buy protection on the 5-Year iTraxx Europe Crossover Series 28 Index expiring December 2022, paying 5% quarterly	12/20/17	EUR 1,900,000	17,091

TOTAL PUT OPTIONS			68,636

TOTAL PURCHASED SWAPTIONS
(Cost $152,363)			68,636
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $100,507,199)			101,631,561
NET OTHER ASSETS (LIABILITIES) - (1.1)%			(1,093,175)
NET ASSETS - 100%			$100,538,386

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	9	Dec. 2017	$896,865	$(17,560)	$(17,560)
ICE Long Gilt Contracts (United Kingdom)	15	Dec. 2017	2,489,988	(82,618)	(82,618)
TSE 10 Year Japanese Government Bond Index Contracts (Japan)	1	Dec. 2017	1,336,148	(9,081)	(9,081)
TOTAL BOND INDEX CONTRACTS					(109,259)
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	12	Dec. 2017	1,503,750	(15,963)	(15,963)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	35	Dec. 2017	7,549,609	(21,068)	(21,068)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	92	Dec. 2017	10,810,000	(81,379)	(81,379)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	19	Dec. 2017	2,552,234	(24,384)	(24,384)
TME 10 Year Canadian Note Contracts (Canada)	20	Dec. 2017	2,168,704	(43,889)	(43,889)
TOTAL TREASURY CONTRACTS					(186,683)

TOTAL PURCHASED					(295,942)

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	100	Dec. 2017	15,504,164	43,569	43,569
Eurex Euro-Bund Contracts (Germany)	8	Dec. 2017	1,522,382	17,738	17,738
ICE Medium Gilt Contracts (United Kingdom)	32	Dec. 2017	4,872,883	65,543	65,543

TOTAL SOLD					126,850

TOTAL FUTURES CONTRACTS					$(169,092)

The notional amount of futures purchased as a percentage of Net Assets is 29.2%

The notional amount of futures sold as a percentage of Net Assets is 21.8%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
EUR	1,368,000	USD	1,635,612	BNP Paribas	11/17/17	$(14,792)
EUR	77,000	USD	92,721	BNP Paribas	11/17/17	(1,491)
EUR	854,000	USD	1,018,019	Citibank, N.A.	11/17/17	(6,192)
EUR	301,000	USD	355,692	Goldman Sachs Bank USA	11/17/17	60
EUR	395,000	USD	475,332	JPMorgan Chase Bank, N.A.	11/17/17	(7,332)
EUR	28,000	USD	33,327	JPMorgan Chase Bank, N.A.	11/17/17	(152)
EUR	49,000	USD	58,113	JPMorgan Chase Bank, N.A.	11/17/17	(58)
GBP	58,000	USD	75,489	BNP Paribas	11/17/17	2,341
GBP	16,000	USD	21,678	Canadian Imperial Bank of Commerce	11/17/17	(208)
GBP	57,000	USD	76,644	Goldman Sachs Bank USA	11/17/17	(157)
GBP	93,000	USD	124,865	Goldman Sachs Bank USA	11/17/17	(69)
GBP	42,000	USD	56,312	Goldman Sachs Bank USA	11/17/17	(32)
JPY	450,000	USD	4,096	Goldman Sachs Bank USA	11/17/17	(88)
USD	14,268	AUD	18,000	Goldman Sachs Bank USA	11/17/17	156
USD	12,090	AUD	15,000	JPMorgan Chase Bank, N.A.	11/17/17	331
USD	13,175	CAD	16,000	BNP Paribas	11/17/17	348
USD	9,030	CAD	11,000	Goldman Sachs Bank USA	11/17/17	211
USD	33,800	CAD	41,000	JPMorgan Chase Bank, N.A.	11/17/17	932
USD	236,728	EUR	198,000	BNP Paribas	11/17/17	2,136
USD	195,406	EUR	163,000	Canadian Imperial Bank of Commerce	11/17/17	2,282
USD	505,635	EUR	428,000	Goldman Sachs Bank USA	11/17/17	(1,464)
USD	246,693	EUR	207,000	Goldman Sachs Bank USA	11/17/17	1,437
USD	217,949	EUR	184,000	Goldman Sachs Bank USA	11/17/17	(56)
USD	184,677	EUR	156,000	JPMorgan Chase Bank, N.A.	11/17/17	(153)
USD	50,077,000	EUR	42,213,759	JPMorgan Chase Bank, N.A.	11/17/17	61,716
USD	686,253	GBP	516,000	BNP Paribas	11/17/17	(6,163)
USD	314,167	GBP	231,000	Canadian Imperial Bank of Commerce	11/17/17	4,190
USD	76,998	GBP	57,000	Credit Suisse Intl	11/17/17	510
USD	230,219	GBP	170,000	Credit Suisse Intl	11/17/17	2,098
USD	383,251	GBP	290,000	Goldman Sachs Bank USA	11/17/17	(5,897)
USD	70,726	GBP	54,000	JPMorgan Chase Bank, N.A.	11/17/17	(1,736)
USD	552,662	GBP	407,000	JPMorgan Chase Bank, N.A.	11/17/17	6,512
USD	154,161	GBP	114,000	JPMorgan Chase Bank, N.A.	11/17/17	1,186
USD	22,792	GBP	17,000	JPMorgan Chase Bank, N.A.	11/17/17	(20)
USD	23,578,000	GBP	18,226,232	JPMorgan Chase Bank, N.A.	11/17/17	(879,598)
USD	108,458	GBP	84,000	State Street Bank and Trust Co.	11/17/17	(4,261)
USD	3,614	JPY	400,000	Goldman Sachs Bank USA	11/17/17	51
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(843,422)
					Unrealized Appreciation	86,497
					Unrealized Depreciation	(929,919)

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(1)	Value(2)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Accor SA	Jun. 2022	Citibank, N.A.	(1)%	Quarterly	EUR 1,250,000	$(30,127)	$26,161	$(3,966)
Carlsberg Breweries A/S	Jun. 2022	BNP Paribas SA	(1)%	Quarterly	EUR 1,250,000	(45,517)	45,316	(201)
Energias De Portugal SA	Jun. 2022	JPMorgan Chase Bank, N.A.	(5)%	Quarterly	EUR 1,050,000	(264,785)	243,126	(21,659)
Gas Natural Capital Markets SA	Jun. 2022	BNP Paribas SA	(1)%	Quarterly	EUR 1,250,000	(33,868)	32,124	(1,744)
Santander Issuances SA Unipersonal	Jun. 2022	BNP Paribas SA	(1)%	Quarterly	EUR 1,300,000	22,769	(30,305)	(7,536)

TOTAL CREDIT DEFAULT SWAPS						$(351,528)	$316,422	$(35,106)

 (1) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

 (2) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

USD – U.S. dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security is perpetual in nature with no stated maturity date.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $376,579.

 (e) Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $941,722.

 (f) Non-income producing

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,270
Total	$9,270

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$678,036	$--	$678,036	$--
Corporate Bonds	70,715,780	--	70,715,780	--
U.S. Government and Government Agency Obligations	4,587,779	--	4,587,779	--
Foreign Government and Government Agency Obligations	11,636,993	--	11,636,993	--
Preferred Securities	11,692,111	--	11,692,111	--
Money Market Funds	2,252,226	2,252,226	--	--
Purchased Swaptions	68,636	--	68,636	--
Total Investments in Securities:	$101,631,561	$2,252,226	$99,379,335	$--
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$86,497	$--	$86,497	$--
Futures Contracts	126,850	126,850	--	--
Swaps	22,769	--	22,769	--
Total Assets	$236,116	$126,850	$109,266	$--
Liabilities
Forward Foreign Currency Contracts	$(929,919)	$--	$(929,919)	$--
Futures Contracts	(295,942)	(295,942)	--	--
Swaps	(374,297)	--	(374,297)	--
Total Liabilities	$(1,600,158)	$(295,942)	$(1,304,216)	$--
Total Derivative Instruments:	$(1,364,042)	$(169,092)	$(1,194,950)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy.For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, such as forward foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and also to manage exposure to foreign currencies. Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events. Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Open swaps at period end are included in the Schedule of Investments under the caption Swaps.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Multi-Asset Income Fund

September 30, 2017

AMAI-QTLY-1117
1.9865900.102

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 27.3%
	Principal Amount	Value
Convertible Bonds - 7.6%
CONSUMER DISCRETIONARY - 2.0%
Media - 2.0%
DISH Network Corp. 2.375% 3/15/24 (a)	$650,000	$645,938
Liberty Media Corp. 1.375% 10/15/23	208,000	251,638
		897,576
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Scorpio Tankers, Inc. 2.375% 7/1/19 (a)	215,000	193,097
INFORMATION TECHNOLOGY - 2.8%
Internet Software & Services - 2.1%
Twitter, Inc. 1% 9/15/21	1,016,000	932,815
Software - 0.7%
Nuance Communications, Inc. 2.75% 11/1/31	340,000	340,425
TOTAL INFORMATION TECHNOLOGY		1,273,240
TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (a)	700,000	707,000
UTILITIES - 0.8%
Independent Power and Renewable Electricity Producers - 0.8%
NRG Yield, Inc. 3.5% 2/1/19 (a)	355,000	359,995

TOTAL CONVERTIBLE BONDS		3,430,908

Nonconvertible Bonds - 19.7%
CONSUMER DISCRETIONARY - 1.4%
Media - 1.4%
21st Century Fox America, Inc. 7.75% 12/1/45	10,000	15,138
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/1/27 (a)	600,000	608,250
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.908% 7/23/25	5,000	5,343
Time Warner Cable, Inc. 6.55% 5/1/37	5,000	5,870
		634,601
CONSUMER STAPLES - 2.2%
Beverages - 0.1%
Constellation Brands, Inc. 4.25% 5/1/23	30,000	32,146
Food & Staples Retailing - 0.5%
Albertsons, Inc. 7.45% 8/1/29	320,000	248,000
Food Products - 0.6%
CF Industries Holdings, Inc. 5.15% 3/15/34	255,000	254,363
Tobacco - 1.0%
Vector Group Ltd. 6.125% 2/1/25 (a)	425,000	439,875
TOTAL CONSUMER STAPLES		974,384
ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Petroleos Mexicanos:
3.5% 7/23/20	10,000	10,210
5.625% 1/23/46	260,000	241,800
6.75% 9/21/47	14,000	14,895
Southwestern Energy Co. 4.1% 3/15/22	360,000	346,050
The Williams Companies, Inc. 5.75% 6/24/44	20,000	21,150
		634,105
FINANCIALS - 5.4%
Banks - 2.5%
Corestates Capital II 3 month U.S. LIBOR + 0.650% 1.9536% 1/15/27 (a)(b)(c)	205,000	192,956
PNC Capital Trust C 3 month U.S. LIBOR + 0.570% 1.8861% 6/1/28 (b)(c)	270,000	251,775
Royal Bank of Scotland Group PLC 6% 12/19/23	30,000	33,360
Wachovia Capital Trust II 3 month U.S. LIBOR + 0.500% 1.8036% 1/15/27 (b)(c)	665,000	625,100
		1,103,191
Capital Markets - 0.2%
Goldman Sachs Group, Inc. 5.15% 5/22/45	30,000	34,324
Lazard Group LLC 4.25% 11/14/20	10,000	10,562
Morgan Stanley 5% 11/24/25	30,000	32,867
		77,753
Diversified Financial Services - 1.6%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	330,000	359,700
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.36% 12/21/65 (a)(b)(c)	380,000	361,000
		720,700
Thrifts & Mortgage Finance - 1.1%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	460,000	507,638
TOTAL FINANCIALS		2,409,282
HEALTH CARE - 3.2%
Health Care Providers & Services - 1.2%
Community Health Systems, Inc. 6.875% 2/1/22	295,000	231,575
HCA Holdings, Inc.:
5.25% 6/15/26	280,000	301,700
6.5% 2/15/20	10,000	10,888
		544,163
Pharmaceuticals - 2.0%
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	655,000	654,181
5.875% 5/15/23 (a)	275,000	243,031
		897,212
TOTAL HEALTH CARE		1,441,375
INDUSTRIALS - 2.0%
Commercial Services & Supplies - 2.0%
APX Group, Inc.:
6.375% 12/1/19	403,000	412,068
7.625% 9/1/23 (a)	65,000	68,331
8.75% 12/1/20	415,000	427,969
		908,368
INFORMATION TECHNOLOGY - 1.2%
Semiconductors & Semiconductor Equipment - 0.6%
NXP BV/NXP Funding LLC 4.625% 6/15/22 (a)	245,000	262,150
Software - 0.6%
Greeneden U.S. Holdings II LLC 10% 11/30/24 (a)	255,000	288,150
TOTAL INFORMATION TECHNOLOGY		550,300
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equity One, Inc. 3.75% 11/15/22	30,000	30,907
Omega Healthcare Investors, Inc. 4.5% 4/1/27	17,000	16,983
		47,890
Real Estate Management & Development - 0.1%
Liberty Property LP 4.75% 10/1/20	20,000	21,219
TOTAL REAL ESTATE		69,109
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.9%
Sprint Capital Corp. 8.75% 3/15/32	325,000	415,594
Wireless Telecommunication Services - 0.9%
Neptune Finco Corp. 10.125% 1/15/23 (a)	300,000	346,125
Sprint Communications, Inc. 7% 3/1/20 (a)	25,000	27,344
		373,469
TOTAL TELECOMMUNICATION SERVICES		789,063
UTILITIES - 0.9%
Electric Utilities - 0.1%
FirstEnergy Corp. 7.375% 11/15/31	30,000	39,889
Independent Power and Renewable Electricity Producers - 0.8%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	30,000	32,700
Dynegy, Inc. 7.625% 11/1/24	330,000	341,963
		374,663
TOTAL UTILITIES		414,552

TOTAL NONCONVERTIBLE BONDS		8,825,139

TOTAL CORPORATE BONDS
(Cost $11,941,052)		12,256,047

U.S. Government and Government Agency Obligations - 23.5%
U.S. Treasury Inflation-Protected Obligations - 6.4%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/45	212,066	202,318
U.S. Treasury Inflation-Indexed Notes:
0.375% 7/15/25	$491,341	$491,407
0.375% 1/15/27	647,537	639,781
0.375% 7/15/27	786,542	778,885
0.625% 1/15/26	742,774	752,832

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		2,865,223

U.S. Treasury Obligations - 17.1%
U.S. Treasury Bonds:
2.25% 8/15/46	202,000	177,492
2.5% 2/15/46	200,000	185,906
2.5% 5/15/46	30,000	27,859
2.875% 11/15/46	202,000	202,537
3% 5/15/45	227,000	233,588
3% 11/15/45	250,000	257,109
3% 2/15/47	232,000	238,480
3% 5/15/47	40,000	41,130
U.S. Treasury Notes:
0.75% 12/31/17	200,000	199,804
0.75% 2/28/18	625,000	623,877
0.75% 4/15/18	329,000	328,126
0.875% 11/30/17	1,114,000	1,113,591
0.875% 1/15/18	1,271,000	1,269,962
0.875% 1/31/18	667,000	666,352
1% 2/15/18	665,000	664,556
1% 3/15/18	598,000	597,438
1.125% 1/15/19	45,000	44,833
1.125% 8/31/21	100,000	97,434
1.625% 8/31/22	205,000	202,117
1.75% 12/31/20	254,000	254,417
2% 12/31/21	249,000	250,459

TOTAL U.S. TREASURY OBLIGATIONS		7,677,067

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $10,507,668)		10,542,290

Municipal Securities - 0.0%
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33
(Cost $13,956)	15,000	15,170

Foreign Government and Government Agency Obligations - 2.8%
Brazilian Federative Republic:	$	$
7.125% 1/20/37	465,000	552,188
8.25% 1/20/34	550,000	719,125
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,184,737)		1,271,313
	Shares	Value

Common Stocks - 26.8%
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 1.2%
General Motors Co.	13,585	548,562
Media - 0.5%
Nexstar Broadcasting Group, Inc. Class A	3,650	227,395
Multiline Retail - 0.1%
Target Corp.	819	48,329

TOTAL CONSUMER DISCRETIONARY		824,286

CONSUMER STAPLES - 3.7%
Beverages - 1.7%
Anheuser-Busch InBev SA NV ADR	3,525	420,533
The Coca-Cola Co.	7,250	326,323
		746,856
Food & Staples Retailing - 1.8%
CVS Health Corp.	3,284	267,055
Wal-Mart Stores, Inc.	6,800	531,352
		798,407
Food Products - 0.1%
B&G Foods, Inc. Class A (d)	1,392	44,335
Household Products - 0.1%
Procter & Gamble Co.	730	66,415

TOTAL CONSUMER STAPLES		1,656,013

ENERGY - 2.9%
Energy Equipment & Services - 0.1%
Ensco PLC Class A	7,487	44,697
Oil, Gas & Consumable Fuels - 2.8%
ConocoPhillips Co.	13,097	655,505
Scorpio Tankers, Inc.	130,300	446,929
Suncor Energy, Inc.	2,076	72,758
The Williams Companies, Inc.	2,327	69,833
		1,245,025

TOTAL ENERGY		1,289,722

FINANCIALS - 4.9%
Banks - 3.1%
Bank of America Corp.	23,400	592,956
Citigroup, Inc.	9,050	658,297
Regions Financial Corp.	5,772	87,908
Wells Fargo & Co.	1,278	70,482
		1,409,643
Capital Markets - 1.2%
Ares Capital Corp.	3,967	65,019
State Street Corp.	4,949	472,827
		537,846
Insurance - 0.6%
Chubb Ltd.	1,866	265,998

TOTAL FINANCIALS		2,213,487

HEALTH CARE - 2.2%
Biotechnology - 1.1%
Amgen, Inc.	2,655	495,025
Health Care Providers & Services - 0.2%
McKesson Corp.	388	59,601
Pharmaceuticals - 0.9%
GlaxoSmithKline PLC	2,988	59,732
Johnson & Johnson	2,523	328,015
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,278	22,493
		410,240

TOTAL HEALTH CARE		964,866

INDUSTRIALS - 1.0%
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	525	63,047
Machinery - 0.8%
Ingersoll-Rand PLC	4,200	374,514

TOTAL INDUSTRIALS		437,561

INFORMATION TECHNOLOGY - 4.5%
Communications Equipment - 0.6%
Cisco Systems, Inc.	7,833	263,424
Internet Software & Services - 1.1%
Twitter, Inc. (e)	28,750	485,013
IT Services - 0.3%
First Data Corp. Class A (e)	5,178	93,411
Paychex, Inc.	1,132	67,875
		161,286
Semiconductors & Semiconductor Equipment - 0.1%
Qualcomm, Inc.	935	48,470
Software - 1.1%
Microsoft Corp.	6,400	476,736
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	3,785	583,344

TOTAL INFORMATION TECHNOLOGY		2,018,273

MATERIALS - 2.7%
Chemicals - 1.6%
CF Industries Holdings, Inc.	9,300	326,988
LyondellBasell Industries NV Class A	3,900	386,295
		713,283
Metals & Mining - 1.1%
BHP Billiton Ltd. sponsored ADR (d)	12,750	516,758

TOTAL MATERIALS		1,230,041

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Public Storage	205	43,868
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	10,711	530,087
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV Series L sponsored ADR	14,260	253,115

TOTAL TELECOMMUNICATION SERVICES		783,202

UTILITIES - 1.3%
Electric Utilities - 1.3%
Exelon Corp.	13,925	524,555
Southern Co.	1,209	59,410
		583,965
TOTAL COMMON STOCKS
(Cost $11,129,415)		12,045,284

Convertible Preferred Stocks - 0.6%
FINANCIALS - 0.6%
Banks - 0.6%
Bank of America Corp. Series L 7.25%
(Cost $237,154)	190	247,238
	Principal Amount	Value

Bank Loan Obligations - 12.6%
CONSUMER DISCRETIONARY - 5.0%
Diversified Consumer Services - 1.5%
Coinmach Service Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0139% 11/14/22 (b)(c)	408,975	410,713
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.735% 4/26/24 (b)(c)	249,373	250,256
		660,969
Hotels, Restaurants & Leisure - 1.8%
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.235% 2/1/24 (b)(c)	785,000	789,514
Internet & Direct Marketing Retail - 0.7%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.235% 12/16/23 (b)(c)	355,000	333,995
Media - 0.7%
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 3 month U.S. LIBOR + 3.500% 4.735% 8/14/20 (b)(c)	324,083	324,624
Specialty Retail - 0.3%
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 4.24% 3/11/22 (b)(c)	179,235	151,154

TOTAL CONSUMER DISCRETIONARY		2,260,256

CONSUMER STAPLES - 3.1%
Food & Staples Retailing - 2.4%
Albertson's LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.985% 8/25/21 (b)(c)	643,763	620,124
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9817% 2/3/24 (b)(c)	488,325	467,395
		1,087,519
Food Products - 0.7%
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 10/7/23 (c)(f)	300,000	302,499

TOTAL CONSUMER STAPLES		1,390,018

INDUSTRIALS - 1.6%
Commercial Services & Supplies - 1.6%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.735% 4/7/21 (b)(c)	713,991	714,662
INFORMATION TECHNOLOGY - 1.6%
IT Services - 1.6%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.500% 4.7372% 9/15/20 (b)(c)	432,680	432,139
Xerox Business Services LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.235% 12/7/23 (b)(c)	299,246	300,183
		732,322
MATERIALS - 1.3%
Chemicals - 0.6%
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3283% 9/22/24 (b)(c)	81,628	81,917
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3283% 9/22/24 (b)(c)	188,372	189,039
		270,956
Containers & Packaging - 0.7%
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.2986% 12/29/23 (b)(c)	284,436	285,059

TOTAL MATERIALS		556,015

TOTAL BANK LOAN OBLIGATIONS
(Cost $5,680,646)		5,653,273

Preferred Securities - 3.8%
FINANCIALS - 0.8%
Banks - 0.8%
JPMorgan Chase & Co. 7.9% (b)(g)	335,000	356,186
INDUSTRIALS - 3.0%
Industrial Conglomerates - 3.0%
General Electric Co. 5% (b)(g)	1,265,000	1,344,800
TOTAL PREFERRED SECURITIES
(Cost $1,658,872)		1,700,986
	Shares	Value

Money Market Funds - 12.2%
Fidelity Cash Central Fund, 1.09% (h)	5,351,067	5,352,137
Fidelity Securities Lending Cash Central Fund 1.10% (h)(i)	147,385	147,415
TOTAL MONEY MARKET FUNDS
(Cost $5,499,536)		5,499,552
TOTAL INVESTMENT IN SECURITIES - 109.6%
(Cost $47,853,036)		49,231,153
NET OTHER ASSETS (LIABILITIES) - (9.6)%		(4,309,856)
NET ASSETS - 100%		$44,921,297

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,264,761 or 13.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Non-income producing

 (f) The coupon rate will be determined upon settlement of the loan after period end.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements [[, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm,]] are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$47,364
Fidelity Securities Lending Cash Central Fund	556
Total	$47,920

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$824,286	$824,286	$--	$--
Consumer Staples	1,656,013	1,656,013	--	--
Energy	1,289,722	1,289,722	--	--
Financials	2,460,725	2,213,487	247,238	--
Health Care	964,866	905,134	59,732	--
Industrials	437,561	437,561	--	--
Information Technology	2,018,273	2,018,273	--	--
Materials	1,230,041	1,230,041	--	--
Real Estate	43,868	43,868	--	--
Telecommunication Services	783,202	783,202	--	--
Utilities	583,965	583,965	--	--
Corporate Bonds	12,256,047	--	12,256,047	--
U.S. Government and Government Agency Obligations	10,542,290	--	10,542,290	--
Municipal Securities	15,170	--	15,170	--
Foreign Government and Government Agency Obligations	1,271,313	--	1,271,313	--
Bank Loan Obligations	5,653,273	--	5,653,273	--
Preferred Securities	1,700,986	--	1,700,986	--
Money Market Funds	5,499,552	5,499,552	--	--
Total Investments in Securities:	$49,231,153	$17,485,104	$31,746,049	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities,and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2017